UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2024

Item 1:	Report(s) to Shareholders.

Class A

LAMAX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.24%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	S&P 500 Index
11/30/2014	$9,423	$10,000
12/31/2014	$9,437	$9,975
1/31/2015	$9,132	$9,675
2/28/2015	$9,603	$10,231
3/31/2015	$9,426	$10,070
4/30/2015	$9,433	$10,166
5/31/2015	$9,490	$10,297
6/30/2015	$9,218	$10,098
7/31/2015	$9,372	$10,309
8/31/2015	$8,885	$9,687
9/30/2015	$8,690	$9,448
10/31/2015	$9,335	$10,244
11/30/2015	$9,296	$10,275
12/31/2015	$9,213	$10,113
1/31/2016	$9,066	$9,611
2/29/2016	$9,143	$9,598
3/31/2016	$9,771	$10,249
4/30/2016	$9,814	$10,289
5/31/2016	$10,010	$10,474
6/30/2016	$10,249	$10,501
7/31/2016	$10,404	$10,888
8/31/2016	$10,362	$10,903
9/30/2016	$10,327	$10,905
10/31/2016	$10,094	$10,706
11/30/2016	$10,468	$11,103
12/31/2016	$10,607	$11,322
1/31/2017	$10,683	$11,537
2/28/2017	$11,100	$11,995
3/31/2017	$11,070	$12,009
4/30/2017	$11,192	$12,132
5/31/2017	$11,375	$12,303
6/30/2017	$11,350	$12,380
7/31/2017	$11,427	$12,635
8/31/2017	$11,419	$12,673
9/30/2017	$11,733	$12,935
10/31/2017	$11,948	$13,237
11/30/2017	$12,494	$13,642
12/31/2017	$12,631	$13,794
1/31/2018	$13,222	$14,584
2/28/2018	$12,525	$14,046
3/31/2018	$12,284	$13,689
4/30/2018	$12,235	$13,742
5/31/2018	$12,375	$14,073
6/30/2018	$12,437	$14,160
7/31/2018	$12,984	$14,686
8/31/2018	$13,281	$15,165
9/30/2018	$13,483	$15,251
10/31/2018	$12,577	$14,209
11/30/2018	$13,084	$14,498
12/31/2018	$12,034	$13,189
1/31/2019	$12,671	$14,246
2/28/2019	$13,218	$14,704
3/31/2019	$13,470	$14,989
4/30/2019	$13,866	$15,596
5/31/2019	$13,164	$14,605
6/30/2019	$14,003	$15,635
7/31/2019	$14,283	$15,859
8/31/2019	$14,310	$15,608
9/30/2019	$14,608	$15,900
10/31/2019	$14,535	$16,245
11/30/2019	$14,862	$16,834
12/31/2019	$15,232	$17,342
1/31/2020	$15,090	$17,335
2/29/2020	$13,825	$15,908
3/31/2020	$12,207	$13,944
4/30/2020	$13,581	$15,731
5/31/2020	$14,373	$16,480
6/30/2020	$14,546	$16,808
7/31/2020	$15,312	$17,756
8/31/2020	$16,251	$19,032
9/30/2020	$15,935	$18,309
10/31/2020	$15,551	$17,822
11/30/2020	$17,106	$19,773
12/31/2020	$17,593	$20,533
1/31/2021	$17,101	$20,326
2/28/2021	$17,603	$20,886
3/31/2021	$18,344	$21,801
4/30/2021	$19,242	$22,964
5/31/2021	$19,538	$23,125
6/30/2021	$19,719	$23,665
7/31/2021	$20,253	$24,227
8/31/2021	$20,886	$24,963
9/30/2021	$19,744	$23,802
10/31/2021	$21,250	$25,470
11/30/2021	$21,032	$25,294
12/31/2021	$22,109	$26,427
1/31/2022	$20,690	$25,060
2/28/2022	$20,061	$24,309
3/31/2022	$20,622	$25,212
4/30/2022	$19,126	$23,013
5/31/2022	$19,190	$23,056
6/30/2022	$18,068	$21,152
7/31/2022	$19,612	$23,103
8/31/2022	$18,829	$22,161
9/30/2022	$17,275	$20,120
10/31/2022	$18,768	$21,749
11/30/2022	$19,918	$22,964
12/31/2022	$19,117	$21,641
1/31/2023	$19,728	$23,001
2/28/2023	$19,309	$22,440
3/31/2023	$19,598	$23,263
4/30/2023	$20,040	$23,626
5/31/2023	$19,587	$23,729
6/30/2023	$20,760	$25,297
7/31/2023	$21,225	$26,110
8/31/2023	$21,168	$25,694
9/30/2023	$20,165	$24,469
10/31/2023	$19,779	$23,955
11/30/2023	$21,427	$26,142
12/31/2023	$22,242	$27,330
1/31/2024	$22,688	$27,789
2/29/2024	$23,915	$29,273
3/31/2024	$24,635	$30,215
4/30/2024	$23,487	$28,981
5/31/2024	$24,681	$30,418
6/30/2024	$25,390	$31,509
7/31/2024	$26,057	$31,893
8/31/2024	$26,885	$32,666
9/30/2024	$27,306	$33,364
10/31/2024	$27,202	$33,061
11/30/2024	$28,550	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	33.24%	13.95%	11.72%
Class A with sales charge	25.58%	12.61%	11.06%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAMAX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-573-A

01/25

Class C

LAMCX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 32.22%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,011	$9,975
1/31/2015	$9,684	$9,675
2/28/2015	$10,175	$10,231
3/31/2015	$9,981	$10,070
4/30/2015	$9,981	$10,166
5/31/2015	$10,043	$10,297
6/30/2015	$9,740	$10,098
7/31/2015	$9,904	$10,309
8/31/2015	$9,377	$9,687
9/30/2015	$9,172	$9,448
10/31/2015	$9,838	$10,244
11/30/2015	$9,797	$10,275
12/31/2015	$9,704	$10,113
1/31/2016	$9,541	$9,611
2/29/2016	$9,623	$9,598
3/31/2016	$10,266	$10,249
4/30/2016	$10,303	$10,289
5/31/2016	$10,511	$10,474
6/30/2016	$10,755	$10,501
7/31/2016	$10,911	$10,888
8/31/2016	$10,859	$10,903
9/30/2016	$10,810	$10,905
10/31/2016	$10,563	$10,706
11/30/2016	$10,944	$11,103
12/31/2016	$11,087	$11,322
1/31/2017	$11,159	$11,537
2/28/2017	$11,584	$11,995
3/31/2017	$11,555	$12,009
4/30/2017	$11,668	$12,132
5/31/2017	$11,853	$12,303
6/30/2017	$11,820	$12,380
7/31/2017	$11,893	$12,635
8/31/2017	$11,877	$12,673
9/30/2017	$12,193	$12,935
10/31/2017	$12,411	$13,237
11/30/2017	$12,977	$13,642
12/31/2017	$13,107	$13,794
1/31/2018	$13,710	$14,584
2/28/2018	$12,977	$14,046
3/31/2018	$12,717	$13,689
4/30/2018	$12,665	$13,742
5/31/2018	$12,795	$14,073
6/30/2018	$12,858	$14,160
7/31/2018	$13,412	$14,686
8/31/2018	$13,706	$15,165
9/30/2018	$13,909	$15,251
10/31/2018	$12,972	$14,209
11/30/2018	$13,484	$14,498
12/31/2018	$12,389	$13,189
1/31/2019	$13,044	$14,246
2/28/2019	$13,597	$14,704
3/31/2019	$13,844	$14,989
4/30/2019	$14,247	$15,596
5/31/2019	$13,515	$14,605
6/30/2019	$14,372	$15,635
7/31/2019	$14,644	$15,859
8/31/2019	$14,663	$15,608
9/30/2019	$14,954	$15,900
10/31/2019	$14,879	$16,245
11/30/2019	$15,199	$16,834
12/31/2019	$15,565	$17,342
1/31/2020	$15,407	$17,335
2/29/2020	$14,116	$15,908
3/31/2020	$12,458	$13,944
4/30/2020	$13,850	$15,731
5/31/2020	$14,640	$16,480
6/30/2020	$14,810	$16,808
7/31/2020	$15,581	$17,756
8/31/2020	$16,521	$19,032
9/30/2020	$16,201	$18,309
10/31/2020	$15,796	$17,822
11/30/2020	$17,359	$19,773
12/31/2020	$17,848	$20,533
1/31/2021	$17,331	$20,326
2/28/2021	$17,828	$20,886
3/31/2021	$18,578	$21,801
4/30/2021	$19,470	$22,964
5/31/2021	$19,754	$23,125
6/30/2021	$19,936	$23,665
7/31/2021	$20,453	$24,227
8/31/2021	$21,081	$24,963
9/30/2021	$19,912	$23,802
10/31/2021	$21,423	$25,470
11/30/2021	$21,189	$25,294
12/31/2021	$22,264	$26,427
1/31/2022	$20,813	$25,060
2/28/2022	$20,170	$24,309
3/31/2022	$20,726	$25,212
4/30/2022	$19,210	$23,013
5/31/2022	$19,264	$23,056
6/30/2022	$18,125	$21,152
7/31/2022	$19,655	$23,103
8/31/2022	$18,868	$22,161
9/30/2022	$17,295	$20,120
10/31/2022	$18,781	$21,749
11/30/2022	$19,917	$22,964
12/31/2022	$19,102	$21,641
1/31/2023	$19,699	$23,001
2/28/2023	$19,274	$22,440
3/31/2023	$19,551	$23,263
4/30/2023	$19,976	$23,626
5/31/2023	$19,517	$23,729
6/30/2023	$20,667	$25,297
7/31/2023	$21,126	$26,110
8/31/2023	$21,046	$25,694
9/30/2023	$20,037	$24,469
10/31/2023	$19,646	$23,955
11/30/2023	$21,265	$26,142
12/31/2023	$22,060	$27,330
1/31/2024	$22,488	$27,789
2/29/2024	$23,690	$29,273
3/31/2024	$24,395	$30,215
4/30/2024	$23,239	$28,981
5/31/2024	$24,407	$30,418
6/30/2024	$25,088	$31,509
7/31/2024	$25,736	$31,893
8/31/2024	$26,533	$32,666
9/30/2024	$26,926	$33,364
10/31/2024	$26,810	$33,061
11/30/2024	$28,116	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	32.22%	13.09%	10.89%
Class C with sales charge	31.22%	13.09%	10.89%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LAMCX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-575-C

01/25

Class F

LAMFX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.55%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,019	$9,975
1/31/2015	$9,694	$9,675
2/28/2015	$10,194	$10,231
3/31/2015	$10,004	$10,070
4/30/2015	$10,017	$10,166
5/31/2015	$10,085	$10,297
6/30/2015	$9,787	$10,098
7/31/2015	$9,957	$10,309
8/31/2015	$9,439	$9,687
9/30/2015	$9,236	$9,448
10/31/2015	$9,922	$10,244
11/30/2015	$9,880	$10,275
12/31/2015	$9,795	$10,113
1/31/2016	$9,639	$9,611
2/29/2016	$9,728	$9,598
3/31/2016	$10,386	$10,249
4/30/2016	$10,431	$10,289
5/31/2016	$10,647	$10,474
6/30/2016	$10,906	$10,501
7/31/2016	$11,071	$10,888
8/31/2016	$11,026	$10,903
9/30/2016	$10,986	$10,905
10/31/2016	$10,738	$10,706
11/30/2016	$11,137	$11,103
12/31/2016	$11,297	$11,322
1/31/2017	$11,369	$11,537
2/28/2017	$11,822	$11,995
3/31/2017	$11,795	$12,009
4/30/2017	$11,925	$12,132
5/31/2017	$12,112	$12,303
6/30/2017	$12,099	$12,380
7/31/2017	$12,180	$12,635
8/31/2017	$12,172	$12,673
9/30/2017	$12,512	$12,935
10/31/2017	$12,750	$13,237
11/30/2017	$13,332	$13,642
12/31/2017	$13,474	$13,794
1/31/2018	$14,105	$14,584
2/28/2018	$13,369	$14,046
3/31/2018	$13,109	$13,689
4/30/2018	$13,065	$13,742
5/31/2018	$13,215	$14,073
6/30/2018	$13,286	$14,160
7/31/2018	$13,869	$14,686
8/31/2018	$14,196	$15,165
9/30/2018	$14,408	$15,251
10/31/2018	$13,449	$14,209
11/30/2018	$13,999	$14,498
12/31/2018	$12,873	$13,189
1/31/2019	$13,563	$14,246
2/28/2019	$14,148	$14,704
3/31/2019	$14,413	$14,989
4/30/2019	$14,846	$15,596
5/31/2019	$14,095	$14,605
6/30/2019	$14,998	$15,635
7/31/2019	$15,298	$15,859
8/31/2019	$15,337	$15,608
9/30/2019	$15,651	$15,900
10/31/2019	$15,583	$16,245
11/30/2019	$15,933	$16,834
12/31/2019	$16,325	$17,342
1/31/2020	$16,182	$17,335
2/29/2020	$14,829	$15,908
3/31/2020	$13,102	$13,944
4/30/2020	$14,574	$15,731
5/31/2020	$15,422	$16,480
6/30/2020	$15,623	$16,808
7/31/2020	$16,443	$17,756
8/31/2020	$17,449	$19,032
9/30/2020	$17,128	$18,309
10/31/2020	$16,706	$17,822
11/30/2020	$18,383	$19,773
12/31/2020	$18,911	$20,533
1/31/2021	$18,383	$20,326
2/28/2021	$18,922	$20,886
3/31/2021	$19,733	$21,801
4/30/2021	$20,707	$22,964
5/31/2021	$21,024	$23,125
6/30/2021	$21,227	$23,665
7/31/2021	$21,810	$24,227
8/31/2021	$22,489	$24,963
9/30/2021	$21,261	$23,802
10/31/2021	$22,888	$25,470
11/30/2021	$22,664	$25,294
12/31/2021	$23,828	$26,427
1/31/2022	$22,295	$25,060
2/28/2022	$21,619	$24,309
3/31/2022	$22,240	$25,212
4/30/2022	$20,623	$23,013
5/31/2022	$20,703	$23,056
6/30/2022	$19,503	$21,152
7/31/2022	$21,161	$23,103
8/31/2022	$20,332	$22,161
9/30/2022	$18,659	$20,120
10/31/2022	$20,263	$21,749
11/30/2022	$21,520	$22,964
12/31/2022	$20,657	$21,641
1/31/2023	$21,312	$23,001
2/28/2023	$20,863	$22,440
3/31/2023	$21,192	$23,263
4/30/2023	$21,678	$23,626
5/31/2023	$21,180	$23,729
6/30/2023	$22,448	$25,297
7/31/2023	$22,972	$26,110
8/31/2023	$22,899	$25,694
9/30/2023	$21,827	$24,469
10/31/2023	$21,424	$23,955
11/30/2023	$23,208	$26,142
12/31/2023	$24,092	$27,330
1/31/2024	$24,573	$27,789
2/29/2024	$25,916	$29,273
3/31/2024	$26,712	$30,215
4/30/2024	$25,465	$28,981
5/31/2024	$26,762	$30,418
6/30/2024	$27,534	$31,509
7/31/2024	$28,265	$31,893
8/31/2024	$29,180	$32,666
9/30/2024	$29,631	$33,364
10/31/2024	$29,519	$33,061
11/30/2024	$30,995	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	33.55%	14.24%	11.98%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAMFX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1020-F

01/25

Class F3

LRMAX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.64%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	S&P 500 Index
4/4/2017	$10,000	$10,000
4/30/2017	$10,123	$10,112
5/31/2017	$10,286	$10,254
6/30/2017	$10,271	$10,318
7/31/2017	$10,347	$10,530
8/31/2017	$10,340	$10,562
9/30/2017	$10,628	$10,780
10/31/2017	$10,828	$11,032
11/30/2017	$11,331	$11,370
12/31/2017	$11,454	$11,496
1/31/2018	$11,991	$12,155
2/28/2018	$11,365	$11,707
3/31/2018	$11,143	$11,409
4/30/2018	$11,106	$11,453
5/31/2018	$11,239	$11,729
6/30/2018	$11,302	$11,801
7/31/2018	$11,792	$12,240
8/31/2018	$12,067	$12,639
9/30/2018	$12,255	$12,711
10/31/2018	$11,442	$11,842
11/30/2018	$11,905	$12,083
12/31/2018	$10,947	$10,992
1/31/2019	$11,534	$11,873
2/28/2019	$12,033	$12,254
3/31/2019	$12,259	$12,493
4/30/2019	$12,631	$12,998
5/31/2019	$11,993	$12,172
6/30/2019	$12,762	$13,030
7/31/2019	$13,014	$13,218
8/31/2019	$13,046	$13,008
9/30/2019	$13,322	$13,252
10/31/2019	$13,265	$13,539
11/30/2019	$13,559	$14,030
12/31/2019	$13,900	$14,453
1/31/2020	$13,772	$14,448
2/29/2020	$12,626	$13,258
3/31/2020	$11,155	$11,621
4/30/2020	$12,408	$13,111
5/31/2020	$13,138	$13,735
6/30/2020	$13,302	$14,008
7/31/2020	$14,000	$14,798
8/31/2020	$14,862	$15,862
9/30/2020	$14,588	$15,259
10/31/2020	$14,233	$14,853
11/30/2020	$15,660	$16,479
12/31/2020	$16,108	$17,113
1/31/2021	$15,656	$16,940
2/28/2021	$16,126	$17,407
3/31/2021	$16,813	$18,169
4/30/2021	$17,640	$19,139
5/31/2021	$17,907	$19,273
6/30/2021	$18,091	$19,723
7/31/2021	$18,582	$20,191
8/31/2021	$19,161	$20,805
9/30/2021	$18,125	$19,838
10/31/2021	$19,511	$21,227
11/30/2021	$19,315	$21,080
12/31/2021	$20,307	$22,025
1/31/2022	$19,009	$20,885
2/28/2022	$18,431	$20,260
3/31/2022	$18,958	$21,012
4/30/2022	$17,589	$19,180
5/31/2022	$17,657	$19,215
6/30/2022	$16,627	$17,629
7/31/2022	$18,050	$19,254
8/31/2022	$17,334	$18,469
9/30/2022	$15,912	$16,768
10/31/2022	$17,281	$18,126
11/30/2022	$18,359	$19,139
12/31/2022	$17,617	$18,036
1/31/2023	$18,178	$19,169
2/28/2023	$17,800	$18,702
3/31/2023	$18,073	$19,388
4/30/2023	$18,492	$19,691
5/31/2023	$18,073	$19,777
6/30/2023	$19,155	$21,083
7/31/2023	$19,596	$21,761
8/31/2023	$19,545	$21,414
9/30/2023	$18,629	$20,393
10/31/2023	$18,280	$19,964
11/30/2023	$19,802	$21,788
12/31/2023	$20,561	$22,777
1/31/2024	$20,976	$23,160
2/29/2024	$22,117	$24,397
3/31/2024	$22,793	$25,182
4/30/2024	$21,732	$24,153
5/31/2024	$22,845	$25,351
6/30/2024	$23,501	$26,260
7/31/2024	$24,127	$26,580
8/31/2024	$24,908	$27,225
9/30/2024	$25,294	$27,806
10/31/2024	$25,210	$27,554
11/30/2024	$26,464	$29,172

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	33.64%	14.31%	13.55%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LRMAX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8953-F3

01/25

Class I

LAMYX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.59%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,021	$9,975
1/31/2015	$9,699	$9,675
2/28/2015	$10,202	$10,231
3/31/2015	$10,015	$10,070
4/30/2015	$10,029	$10,166
5/31/2015	$10,090	$10,297
6/30/2015	$9,796	$10,098
7/31/2015	$9,965	$10,309
8/31/2015	$9,450	$9,687
9/30/2015	$9,244	$9,448
10/31/2015	$9,932	$10,244
11/30/2015	$9,891	$10,275
12/31/2015	$9,809	$10,113
1/31/2016	$9,647	$9,611
2/29/2016	$9,743	$9,598
3/31/2016	$10,406	$10,249
4/30/2016	$10,450	$10,289
5/31/2016	$10,672	$10,474
6/30/2016	$10,925	$10,501
7/31/2016	$11,096	$10,888
8/31/2016	$11,051	$10,903
9/30/2016	$11,014	$10,905
10/31/2016	$10,767	$10,706
11/30/2016	$11,163	$11,103
12/31/2016	$11,324	$11,322
1/31/2017	$11,404	$11,537
2/28/2017	$11,854	$11,995
3/31/2017	$11,821	$12,009
4/30/2017	$11,958	$12,132
5/31/2017	$12,144	$12,303
6/30/2017	$12,125	$12,380
7/31/2017	$12,214	$12,635
8/31/2017	$12,206	$12,673
9/30/2017	$12,547	$12,935
10/31/2017	$12,783	$13,237
11/30/2017	$13,370	$13,642
12/31/2017	$13,515	$13,794
1/31/2018	$14,150	$14,584
2/28/2018	$13,402	$14,046
3/31/2018	$13,147	$13,689
4/30/2018	$13,103	$13,742
5/31/2018	$13,252	$14,073
6/30/2018	$13,326	$14,160
7/31/2018	$13,906	$14,686
8/31/2018	$14,231	$15,165
9/30/2018	$14,444	$15,251
10/31/2018	$13,491	$14,209
11/30/2018	$14,029	$14,498
12/31/2018	$12,905	$13,189
1/31/2019	$13,600	$14,246
2/28/2019	$14,181	$14,704
3/31/2019	$14,457	$14,989
4/30/2019	$14,888	$15,596
5/31/2019	$14,132	$14,605
6/30/2019	$15,042	$15,635
7/31/2019	$15,340	$15,859
8/31/2019	$15,379	$15,608
9/30/2019	$15,695	$15,900
10/31/2019	$15,627	$16,245
11/30/2019	$15,975	$16,834
12/31/2019	$16,378	$17,342
1/31/2020	$16,226	$17,335
2/29/2020	$14,871	$15,908
3/31/2020	$13,139	$13,944
4/30/2020	$14,622	$15,731
5/31/2020	$15,466	$16,480
6/30/2020	$15,659	$16,808
7/31/2020	$16,485	$17,756
8/31/2020	$17,506	$19,032
9/30/2020	$17,170	$18,309
10/31/2020	$16,761	$17,822
11/30/2020	$18,439	$19,773
12/31/2020	$18,969	$20,533
1/31/2021	$18,433	$20,326
2/28/2021	$18,979	$20,886
3/31/2021	$19,791	$21,801
4/30/2021	$20,760	$22,964
5/31/2021	$21,076	$23,125
6/30/2021	$21,282	$23,665
7/31/2021	$21,863	$24,227
8/31/2021	$22,548	$24,963
9/30/2021	$21,322	$23,802
10/31/2021	$22,951	$25,470
11/30/2021	$22,729	$25,294
12/31/2021	$23,892	$26,427
1/31/2022	$22,355	$25,060
2/28/2022	$21,683	$24,309
3/31/2022	$22,306	$25,212
4/30/2022	$20,685	$23,013
5/31/2022	$20,765	$23,056
6/30/2022	$19,557	$21,152
7/31/2022	$21,231	$23,103
8/31/2022	$20,382	$22,161
9/30/2022	$18,710	$20,120
10/31/2022	$20,319	$21,749
11/30/2022	$21,584	$22,964
12/31/2022	$20,716	$21,641
1/31/2023	$21,381	$23,001
2/28/2023	$20,934	$22,440
3/31/2023	$21,244	$23,263
4/30/2023	$21,741	$23,626
5/31/2023	$21,244	$23,729
6/30/2023	$22,513	$25,297
7/31/2023	$23,036	$26,110
8/31/2023	$22,975	$25,694
9/30/2023	$21,890	$24,469
10/31/2023	$21,476	$23,955
11/30/2023	$23,267	$26,142
12/31/2023	$24,166	$27,330
1/31/2024	$24,645	$27,789
2/29/2024	$25,984	$29,273
3/31/2024	$26,784	$30,215
4/30/2024	$25,541	$28,981
5/31/2024	$26,834	$30,418
6/30/2024	$27,611	$31,509
7/31/2024	$28,351	$31,893
8/31/2024	$29,252	$32,666
9/30/2024	$29,709	$33,364
10/31/2024	$29,610	$33,061
11/30/2024	$31,082	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	33.59%	14.24%	12.01%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAMYX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-577-I

01/25

Class P

LAMPX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$127	1.09%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 32.94%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,016	$9,975
1/31/2015	$9,687	$9,675
2/28/2015	$10,191	$10,231
3/31/2015	$9,992	$10,070
4/30/2015	$10,006	$10,166
5/31/2015	$10,067	$10,297
6/30/2015	$9,767	$10,098
7/31/2015	$9,937	$10,309
8/31/2015	$9,415	$9,687
9/30/2015	$9,211	$9,448
10/31/2015	$9,885	$10,244
11/30/2015	$9,844	$10,275
12/31/2015	$9,759	$10,113
1/31/2016	$9,597	$9,611
2/29/2016	$9,685	$9,598
3/31/2016	$10,342	$10,249
4/30/2016	$10,387	$10,289
5/31/2016	$10,593	$10,474
6/30/2016	$10,848	$10,501
7/31/2016	$11,011	$10,888
8/31/2016	$10,959	$10,903
9/30/2016	$10,916	$10,905
10/31/2016	$10,671	$10,706
11/30/2016	$11,065	$11,103
12/31/2016	$11,212	$11,322
1/31/2017	$11,283	$11,537
2/28/2017	$11,730	$11,995
3/31/2017	$11,701	$12,009
4/30/2017	$11,821	$12,132
5/31/2017	$12,006	$12,303
6/30/2017	$11,982	$12,380
7/31/2017	$12,062	$12,635
8/31/2017	$12,054	$12,673
9/30/2017	$12,378	$12,935
10/31/2017	$12,612	$13,237
11/30/2017	$13,185	$13,642
12/31/2017	$13,323	$13,794
1/31/2018	$13,943	$14,584
2/28/2018	$13,202	$14,046
3/31/2018	$12,951	$13,689
4/30/2018	$12,900	$13,742
5/31/2018	$13,038	$14,073
6/30/2018	$13,105	$14,160
7/31/2018	$13,677	$14,686
8/31/2018	$13,990	$15,165
9/30/2018	$14,194	$15,251
10/31/2018	$13,245	$14,209
11/30/2018	$13,776	$14,498
12/31/2018	$12,669	$13,189
1/31/2019	$13,335	$14,246
2/28/2019	$13,907	$14,704
3/31/2019	$14,172	$14,989
4/30/2019	$14,586	$15,596
5/31/2019	$13,852	$14,605
6/30/2019	$14,728	$15,635
7/31/2019	$15,011	$15,859
8/31/2019	$15,049	$15,608
9/30/2019	$15,352	$15,900
10/31/2019	$15,276	$16,245
11/30/2019	$15,617	$16,834
12/31/2019	$15,996	$17,342
1/31/2020	$15,848	$17,335
2/29/2020	$14,518	$15,908
3/31/2020	$12,820	$13,944
4/30/2020	$14,264	$15,731
5/31/2020	$15,080	$16,480
6/30/2020	$15,272	$16,808
7/31/2020	$16,071	$17,756
8/31/2020	$17,049	$19,032
9/30/2020	$16,722	$18,309
10/31/2020	$16,312	$17,822
11/30/2020	$17,933	$19,773
12/31/2020	$18,441	$20,533
1/31/2021	$17,918	$20,326
2/28/2021	$18,441	$20,886
3/31/2021	$19,224	$21,801
4/30/2021	$20,168	$22,964
5/31/2021	$20,466	$23,125
6/30/2021	$20,655	$23,665
7/31/2021	$21,210	$24,227
8/31/2021	$21,868	$24,963
9/30/2021	$20,669	$23,802
10/31/2021	$22,244	$25,470
11/30/2021	$22,007	$25,294
12/31/2021	$23,137	$26,427
1/31/2022	$21,642	$25,060
2/28/2022	$20,977	$24,309
3/31/2022	$21,571	$25,212
4/30/2022	$19,996	$23,013
5/31/2022	$20,063	$23,056
6/30/2022	$18,887	$21,152
7/31/2022	$20,500	$23,103
8/31/2022	$19,677	$22,161
9/30/2022	$18,055	$20,120
10/31/2022	$19,603	$21,749
11/30/2022	$20,806	$22,964
12/31/2022	$19,967	$21,641
1/31/2023	$20,599	$23,001
2/28/2023	$20,154	$22,440
3/31/2023	$20,455	$23,263
4/30/2023	$20,912	$23,626
5/31/2023	$20,443	$23,729
6/30/2023	$21,647	$25,297
7/31/2023	$22,140	$26,110
8/31/2023	$22,069	$25,694
9/30/2023	$21,031	$24,469
10/31/2023	$20,620	$23,955
11/30/2023	$22,336	$26,142
12/31/2023	$23,179	$27,330
1/31/2024	$23,641	$27,789
2/29/2024	$24,909	$29,273
3/31/2024	$25,665	$30,215
4/30/2024	$24,467	$28,981
5/31/2024	$25,701	$30,418
6/30/2024	$26,432	$31,509
7/31/2024	$27,120	$31,893
8/31/2024	$27,987	$32,666
9/30/2024	$28,409	$33,364
10/31/2024	$28,302	$33,061
11/30/2024	$29,693	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	32.94%	13.71%	11.50%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LAMPX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-576-P

01/25

Class R2

LAMQX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$144	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 32.77%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,012	$9,975
1/31/2015	$9,684	$9,675
2/28/2015	$10,186	$10,231
3/31/2015	$9,987	$10,070
4/30/2015	$10,000	$10,166
5/31/2015	$10,054	$10,297
6/30/2015	$9,759	$10,098
7/31/2015	$9,927	$10,309
8/31/2015	$9,401	$9,687
9/30/2015	$9,195	$9,448
10/31/2015	$9,872	$10,244
11/30/2015	$9,831	$10,275
12/31/2015	$9,743	$10,113
1/31/2016	$9,582	$9,611
2/29/2016	$9,663	$9,598
3/31/2016	$10,320	$10,249
4/30/2016	$10,357	$10,289
5/31/2016	$10,570	$10,474
6/30/2016	$10,816	$10,501
7/31/2016	$10,978	$10,888
8/31/2016	$10,933	$10,903
9/30/2016	$10,886	$10,905
10/31/2016	$10,635	$10,706
11/30/2016	$11,027	$11,103
12/31/2016	$11,178	$11,322
1/31/2017	$11,249	$11,537
2/28/2017	$11,685	$11,995
3/31/2017	$11,660	$12,009
4/30/2017	$11,780	$12,132
5/31/2017	$11,963	$12,303
6/30/2017	$11,934	$12,380
7/31/2017	$12,014	$12,635
8/31/2017	$11,998	$12,673
9/30/2017	$12,331	$12,935
10/31/2017	$12,555	$13,237
11/30/2017	$13,123	$13,642
12/31/2017	$13,264	$13,794
1/31/2018	$13,878	$14,584
2/28/2018	$13,144	$14,046
3/31/2018	$12,883	$13,689
4/30/2018	$12,832	$13,742
5/31/2018	$12,977	$14,073
6/30/2018	$13,039	$14,160
7/31/2018	$13,606	$14,686
8/31/2018	$13,915	$15,165
9/30/2018	$14,120	$15,251
10/31/2018	$13,172	$14,209
11/30/2018	$13,698	$14,498
12/31/2018	$12,589	$13,189
1/31/2019	$13,258	$14,246
2/28/2019	$13,824	$14,704
3/31/2019	$14,082	$14,989
4/30/2019	$14,492	$15,596
5/31/2019	$13,756	$14,605
6/30/2019	$14,626	$15,635
7/31/2019	$14,907	$15,859
8/31/2019	$14,944	$15,608
9/30/2019	$15,238	$15,900
10/31/2019	$15,164	$16,245
11/30/2019	$15,501	$16,834
12/31/2019	$15,879	$17,342
1/31/2020	$15,723	$17,335
2/29/2020	$14,409	$15,908
3/31/2020	$12,713	$13,944
4/30/2020	$14,148	$15,731
5/31/2020	$14,963	$16,480
6/30/2020	$15,137	$16,808
7/31/2020	$15,935	$17,756
8/31/2020	$16,900	$19,032
9/30/2020	$16,571	$18,309
10/31/2020	$16,166	$17,822
11/30/2020	$17,774	$19,773
12/31/2020	$18,279	$20,533
1/31/2021	$17,754	$20,326
2/28/2021	$18,279	$20,886
3/31/2021	$19,044	$21,801
4/30/2021	$19,974	$22,964
5/31/2021	$20,268	$23,125
6/30/2021	$20,456	$23,665
7/31/2021	$21,003	$24,227
8/31/2021	$21,641	$24,963
9/30/2021	$20,455	$23,802
10/31/2021	$22,017	$25,470
11/30/2021	$21,784	$25,294
12/31/2021	$22,888	$26,427
1/31/2022	$21,406	$25,060
2/28/2022	$20,752	$24,309
3/31/2022	$21,339	$25,212
4/30/2022	$19,779	$23,013
5/31/2022	$19,844	$23,056
6/30/2022	$18,682	$21,152
7/31/2022	$20,257	$23,103
8/31/2022	$19,448	$22,161
9/30/2022	$17,840	$20,120
10/31/2022	$19,373	$21,749
11/30/2022	$20,555	$22,964
12/31/2022	$19,723	$21,641
1/31/2023	$20,344	$23,001
2/28/2023	$19,907	$22,440
3/31/2023	$20,206	$23,263
4/30/2023	$20,654	$23,626
5/31/2023	$20,183	$23,729
6/30/2023	$21,380	$25,297
7/31/2023	$21,852	$26,110
8/31/2023	$21,783	$25,694
9/30/2023	$20,746	$24,469
10/31/2023	$20,354	$23,955
11/30/2023	$22,038	$26,142
12/31/2023	$22,869	$27,330
1/31/2024	$23,310	$27,789
2/29/2024	$24,576	$29,273
3/31/2024	$25,308	$30,215
4/30/2024	$24,122	$28,981
5/31/2024	$25,332	$30,418
6/30/2024	$26,052	$31,509
7/31/2024	$26,738	$31,893
8/31/2024	$27,576	$32,666
9/30/2024	$28,002	$33,364
10/31/2024	$27,886	$33,061
11/30/2024	$29,260	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	32.77%	13.55%	11.33%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LAMQX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1090-R2

01/25

Class R3

LAMRX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133	1.14%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 32.87%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,010	$9,975
1/31/2015	$9,685	$9,675
2/28/2015	$10,187	$10,231
3/31/2015	$9,993	$10,070
4/30/2015	$10,000	$10,166
5/31/2015	$10,061	$10,297
6/30/2015	$9,766	$10,098
7/31/2015	$9,930	$10,309
8/31/2015	$9,411	$9,687
9/30/2015	$9,206	$9,448
10/31/2015	$9,884	$10,244
11/30/2015	$9,843	$10,275
12/31/2015	$9,748	$10,113
1/31/2016	$9,593	$9,611
2/29/2016	$9,674	$9,598
3/31/2016	$10,336	$10,249
4/30/2016	$10,374	$10,289
5/31/2016	$10,589	$10,474
6/30/2016	$10,837	$10,501
7/31/2016	$11,002	$10,888
8/31/2016	$10,949	$10,903
9/30/2016	$10,906	$10,905
10/31/2016	$10,659	$10,706
11/30/2016	$11,056	$11,103
12/31/2016	$11,204	$11,322
1/31/2017	$11,277	$11,537
2/28/2017	$11,719	$11,995
3/31/2017	$11,689	$12,009
4/30/2017	$11,810	$12,132
5/31/2017	$11,995	$12,303
6/30/2017	$11,971	$12,380
7/31/2017	$12,052	$12,635
8/31/2017	$12,036	$12,673
9/30/2017	$12,370	$12,935
10/31/2017	$12,597	$13,237
11/30/2017	$13,167	$13,642
12/31/2017	$13,305	$13,794
1/31/2018	$13,931	$14,584
2/28/2018	$13,192	$14,046
3/31/2018	$12,929	$13,689
4/30/2018	$12,885	$13,742
5/31/2018	$13,024	$14,073
6/30/2018	$13,091	$14,160
7/31/2018	$13,659	$14,686
8/31/2018	$13,974	$15,165
9/30/2018	$14,178	$15,251
10/31/2018	$13,230	$14,209
11/30/2018	$13,757	$14,498
12/31/2018	$12,648	$13,189
1/31/2019	$13,321	$14,246
2/28/2019	$13,889	$14,704
3/31/2019	$14,147	$14,989
4/30/2019	$14,565	$15,596
5/31/2019	$13,823	$14,605
6/30/2019	$14,709	$15,635
7/31/2019	$14,986	$15,859
8/31/2019	$15,014	$15,608
9/30/2019	$15,319	$15,900
10/31/2019	$15,252	$16,245
11/30/2019	$15,587	$16,834
12/31/2019	$15,968	$17,342
1/31/2020	$15,818	$17,335
2/29/2020	$14,495	$15,908
3/31/2020	$12,788	$13,944
4/30/2020	$14,226	$15,731
5/31/2020	$15,051	$16,480
6/30/2020	$15,233	$16,808
7/31/2020	$16,030	$17,756
8/31/2020	$17,007	$19,032
9/30/2020	$16,684	$18,309
10/31/2020	$16,270	$17,822
11/30/2020	$17,896	$19,773
12/31/2020	$18,407	$20,533
1/31/2021	$17,879	$20,326
2/28/2021	$18,397	$20,886
3/31/2021	$19,173	$21,801
4/30/2021	$20,117	$22,964
5/31/2021	$20,407	$23,125
6/30/2021	$20,607	$23,665
7/31/2021	$21,157	$24,227
8/31/2021	$21,801	$24,963
9/30/2021	$20,609	$23,802
10/31/2021	$22,179	$25,470
11/30/2021	$21,950	$25,294
12/31/2021	$23,066	$26,427
1/31/2022	$21,577	$25,060
2/28/2022	$20,917	$24,309
3/31/2022	$21,502	$25,212
4/30/2022	$19,945	$23,013
5/31/2022	$20,001	$23,056
6/30/2022	$18,834	$21,152
7/31/2022	$20,430	$23,103
8/31/2022	$19,610	$22,161
9/30/2022	$17,991	$20,120
10/31/2022	$19,532	$21,749
11/30/2022	$20,736	$22,964
12/31/2022	$19,897	$21,641
1/31/2023	$20,524	$23,001
2/28/2023	$20,087	$22,440
3/31/2023	$20,379	$23,263
4/30/2023	$20,841	$23,626
5/31/2023	$20,367	$23,729
6/30/2023	$21,569	$25,297
7/31/2023	$22,056	$26,110
8/31/2023	$21,985	$25,694
9/30/2023	$20,947	$24,469
10/31/2023	$20,543	$23,955
11/30/2023	$22,254	$26,142
12/31/2023	$23,092	$27,330
1/31/2024	$23,547	$27,789
2/29/2024	$24,815	$29,273
3/31/2024	$25,566	$30,215
4/30/2024	$24,367	$28,981
5/31/2024	$25,590	$30,418
6/30/2024	$26,325	$31,509
7/31/2024	$27,009	$31,893
8/31/2024	$27,861	$32,666
9/30/2024	$28,296	$33,364
10/31/2024	$28,176	$33,061
11/30/2024	$29,569	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	32.87%	13.66%	11.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAMRX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2064-R3

01/25

Class R4

LAMSX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$104	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.21%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500 Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,174	$10,210
8/31/2015	$9,638	$9,594
9/30/2015	$9,434	$9,356
10/31/2015	$10,127	$10,145
11/30/2015	$10,085	$10,176
12/31/2015	$9,994	$10,015
1/31/2016	$9,835	$9,518
2/29/2016	$9,926	$9,505
3/31/2016	$10,600	$10,150
4/30/2016	$10,645	$10,189
5/31/2016	$10,866	$10,372
6/30/2016	$11,130	$10,399
7/31/2016	$11,298	$10,783
8/31/2016	$11,245	$10,798
9/30/2016	$11,210	$10,800
10/31/2016	$10,949	$10,603
11/30/2016	$11,356	$10,996
12/31/2016	$11,514	$11,213
1/31/2017	$11,596	$11,426
2/28/2017	$12,049	$11,879
3/31/2017	$12,018	$11,893
4/30/2017	$12,151	$12,015
5/31/2017	$12,341	$12,184
6/30/2017	$12,319	$12,260
7/31/2017	$12,402	$12,512
8/31/2017	$12,394	$12,551
9/30/2017	$12,735	$12,810
10/31/2017	$12,969	$13,109
11/30/2017	$13,561	$13,511
12/31/2017	$13,713	$13,661
1/31/2018	$14,346	$14,443
2/28/2018	$13,597	$13,911
3/31/2018	$13,328	$13,557
4/30/2018	$13,283	$13,609
5/31/2018	$13,426	$13,937
6/30/2018	$13,503	$14,023
7/31/2018	$14,087	$14,544
8/31/2018	$14,411	$15,018
9/30/2018	$14,630	$15,104
10/31/2018	$13,655	$14,072
11/30/2018	$14,205	$14,358
12/31/2018	$13,055	$13,062
1/31/2019	$13,757	$14,109
2/28/2019	$14,351	$14,562
3/31/2019	$14,616	$14,845
4/30/2019	$15,056	$15,446
5/31/2019	$14,293	$14,464
6/30/2019	$15,205	$15,483
7/31/2019	$15,500	$15,706
8/31/2019	$15,529	$15,457
9/30/2019	$15,852	$15,746
10/31/2019	$15,774	$16,087
11/30/2019	$16,129	$16,671
12/31/2019	$16,531	$17,175
1/31/2020	$16,376	$17,168
2/29/2020	$15,002	$15,755
3/31/2020	$13,253	$13,809
4/30/2020	$14,747	$15,579
5/31/2020	$15,597	$16,321
6/30/2020	$15,785	$16,645
7/31/2020	$16,617	$17,584
8/31/2020	$17,637	$18,848
9/30/2020	$17,302	$18,132
10/31/2020	$16,875	$17,650
11/30/2020	$18,564	$19,582
12/31/2020	$19,092	$20,335
1/31/2021	$18,557	$20,129
2/28/2021	$19,103	$20,684
3/31/2021	$19,919	$21,590
4/30/2021	$20,894	$22,742
5/31/2021	$21,205	$22,901
6/30/2021	$21,414	$23,436
7/31/2021	$21,994	$23,993
8/31/2021	$22,670	$24,722
9/30/2021	$21,439	$23,572
10/31/2021	$23,075	$25,224
11/30/2021	$22,838	$25,049
12/31/2021	$24,018	$26,172
1/31/2022	$22,454	$24,817
2/28/2022	$21,771	$24,074
3/31/2022	$22,380	$24,968
4/30/2022	$20,755	$22,791
5/31/2022	$20,836	$22,833
6/30/2022	$19,618	$20,948
7/31/2022	$21,283	$22,879
8/31/2022	$20,433	$21,946
9/30/2022	$18,756	$19,925
10/31/2022	$20,367	$21,538
11/30/2022	$21,627	$22,742
12/31/2022	$20,746	$21,432
1/31/2023	$21,409	$22,778
2/28/2023	$20,955	$22,223
3/31/2023	$21,269	$23,038
4/30/2023	$21,748	$23,398
5/31/2023	$21,256	$23,500
6/30/2023	$22,531	$25,053
7/31/2023	$23,037	$25,857
8/31/2023	$22,963	$25,446
9/30/2023	$21,888	$24,232
10/31/2023	$21,468	$23,723
11/30/2023	$23,260	$25,889
12/31/2023	$24,145	$27,066
1/31/2024	$24,618	$27,520
2/29/2024	$25,950	$28,990
3/31/2024	$26,746	$29,923
4/30/2024	$25,498	$28,700
5/31/2024	$26,783	$30,124
6/30/2024	$27,554	$31,204
7/31/2024	$28,291	$31,584
8/31/2024	$29,191	$32,350
9/30/2024	$29,632	$33,041
10/31/2024	$29,520	$32,742
11/30/2024	$30,984	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	33.21%	13.95%	12.76%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAMSX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8715-R4

01/25

Class R5

LAMTX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$75	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.54%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	S&P 500 Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,173	$10,210
8/31/2015	$9,640	$9,594
9/30/2015	$9,437	$9,356
10/31/2015	$10,133	$10,145
11/30/2015	$10,098	$10,176
12/31/2015	$10,006	$10,015
1/31/2016	$9,848	$9,518
2/29/2016	$9,939	$9,505
3/31/2016	$10,623	$10,150
4/30/2016	$10,668	$10,189
5/31/2016	$10,887	$10,372
6/30/2016	$11,153	$10,399
7/31/2016	$11,320	$10,783
8/31/2016	$11,274	$10,798
9/30/2016	$11,236	$10,800
10/31/2016	$10,984	$10,603
11/30/2016	$11,396	$10,996
12/31/2016	$11,553	$11,213
1/31/2017	$11,635	$11,426
2/28/2017	$12,094	$11,879
3/31/2017	$12,069	$11,893
4/30/2017	$12,201	$12,015
5/31/2017	$12,399	$12,184
6/30/2017	$12,380	$12,260
7/31/2017	$12,463	$12,512
8/31/2017	$12,454	$12,551
9/30/2017	$12,802	$12,810
10/31/2017	$13,044	$13,109
11/30/2017	$13,643	$13,511
12/31/2017	$13,791	$13,661
1/31/2018	$14,439	$14,443
2/28/2018	$13,684	$13,911
3/31/2018	$13,415	$13,557
4/30/2018	$13,370	$13,609
5/31/2018	$13,522	$13,937
6/30/2018	$13,598	$14,023
7/31/2018	$14,199	$14,544
8/31/2018	$14,531	$15,018
9/30/2018	$14,748	$15,104
10/31/2018	$13,766	$14,072
11/30/2018	$14,325	$14,358
12/31/2018	$13,167	$13,062
1/31/2019	$13,877	$14,109
2/28/2019	$14,480	$14,562
3/31/2019	$14,752	$14,845
4/30/2019	$15,192	$15,446
5/31/2019	$14,430	$14,464
6/30/2019	$15,349	$15,483
7/31/2019	$15,653	$15,706
8/31/2019	$15,693	$15,457
9/30/2019	$16,016	$15,746
10/31/2019	$15,947	$16,087
11/30/2019	$16,311	$16,671
12/31/2019	$16,713	$17,175
1/31/2020	$16,558	$17,168
2/29/2020	$15,184	$15,755
3/31/2020	$13,406	$13,809
4/30/2020	$14,920	$15,579
5/31/2020	$15,782	$16,321
6/30/2020	$15,989	$16,645
7/31/2020	$16,823	$17,584
8/31/2020	$17,864	$18,848
9/30/2020	$17,522	$18,132
10/31/2020	$17,104	$17,650
11/30/2020	$18,817	$19,582
12/31/2020	$19,358	$20,335
1/31/2021	$18,811	$20,129
2/28/2021	$19,369	$20,684
3/31/2021	$20,198	$21,590
4/30/2021	$21,198	$22,742
5/31/2021	$21,520	$22,901
6/30/2021	$21,731	$23,436
7/31/2021	$22,324	$23,993
8/31/2021	$23,024	$24,722
9/30/2021	$21,772	$23,572
10/31/2021	$23,436	$25,224
11/30/2021	$23,209	$25,049
12/31/2021	$24,408	$26,172
1/31/2022	$22,827	$24,817
2/28/2022	$22,140	$24,074
3/31/2022	$22,765	$24,968
4/30/2022	$21,110	$22,791
5/31/2022	$21,192	$22,833
6/30/2022	$19,958	$20,948
7/31/2022	$21,667	$22,879
8/31/2022	$20,800	$21,946
9/30/2022	$19,093	$19,925
10/31/2022	$20,748	$21,538
11/30/2022	$22,027	$22,742
12/31/2022	$21,141	$21,432
1/31/2023	$21,820	$22,778
2/28/2023	$21,363	$22,223
3/31/2023	$21,692	$23,038
4/30/2023	$22,187	$23,398
5/31/2023	$21,680	$23,500
6/30/2023	$22,988	$25,053
7/31/2023	$23,509	$25,857
8/31/2023	$23,447	$25,446
9/30/2023	$22,340	$24,232
10/31/2023	$21,929	$23,723
11/30/2023	$23,758	$25,889
12/31/2023	$24,663	$27,066
1/31/2024	$25,152	$27,520
2/29/2024	$26,520	$28,990
3/31/2024	$27,337	$29,923
4/30/2024	$26,067	$28,700
5/31/2024	$27,387	$30,124
6/30/2024	$28,181	$31,204
7/31/2024	$28,937	$31,584
8/31/2024	$29,857	$32,350
9/30/2024	$30,323	$33,041
10/31/2024	$30,222	$32,742
11/30/2024	$31,725	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	33.54%	14.23%	13.04%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAMTX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8747-R5

01/25

Class R6

LAMHX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.66%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	S&P 500 Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,173	$10,210
8/31/2015	$9,647	$9,594
9/30/2015	$9,437	$9,356
10/31/2015	$10,140	$10,145
11/30/2015	$10,098	$10,176
12/31/2015	$10,015	$10,015
1/31/2016	$9,857	$9,518
2/29/2016	$9,947	$9,505
3/31/2016	$10,631	$10,150
4/30/2016	$10,677	$10,189
5/31/2016	$10,896	$10,372
6/30/2016	$11,162	$10,399
7/31/2016	$11,337	$10,783
8/31/2016	$11,291	$10,798
9/30/2016	$11,253	$10,800
10/31/2016	$11,001	$10,603
11/30/2016	$11,414	$10,996
12/31/2016	$11,578	$11,213
1/31/2017	$11,660	$11,426
2/28/2017	$12,120	$11,879
3/31/2017	$12,095	$11,893
4/30/2017	$12,227	$12,015
5/31/2017	$12,425	$12,184
6/30/2017	$12,406	$12,260
7/31/2017	$12,498	$12,512
8/31/2017	$12,489	$12,551
9/30/2017	$12,838	$12,810
10/31/2017	$13,079	$13,109
11/30/2017	$13,678	$13,511
12/31/2017	$13,835	$13,661
1/31/2018	$14,483	$14,443
2/28/2018	$13,719	$13,911
3/31/2018	$13,459	$13,557
4/30/2018	$13,415	$13,609
5/31/2018	$13,566	$13,937
6/30/2018	$13,643	$14,023
7/31/2018	$14,244	$14,544
8/31/2018	$14,576	$15,018
9/30/2018	$14,794	$15,104
10/31/2018	$13,812	$14,072
11/30/2018	$14,371	$14,358
12/31/2018	$13,223	$13,062
1/31/2019	$13,932	$14,109
2/28/2019	$14,535	$14,562
3/31/2019	$14,808	$14,845
4/30/2019	$15,258	$15,446
5/31/2019	$14,486	$14,464
6/30/2019	$15,415	$15,483
7/31/2019	$15,720	$15,706
8/31/2019	$15,759	$15,457
9/30/2019	$16,082	$15,746
10/31/2019	$16,013	$16,087
11/30/2019	$16,378	$16,671
12/31/2019	$16,790	$17,175
1/31/2020	$16,635	$17,168
2/29/2020	$15,251	$15,755
3/31/2020	$13,463	$13,809
4/30/2020	$14,988	$15,579
5/31/2020	$15,859	$16,321
6/30/2020	$16,057	$16,645
7/31/2020	$16,911	$17,584
8/31/2020	$17,953	$18,848
9/30/2020	$17,611	$18,132
10/31/2020	$17,193	$17,650
11/30/2020	$18,916	$19,582
12/31/2020	$19,458	$20,335
1/31/2021	$18,911	$20,129
2/28/2021	$19,469	$20,684
3/31/2021	$20,309	$21,590
4/30/2021	$21,308	$22,742
5/31/2021	$21,631	$22,901
6/30/2021	$21,842	$23,436
7/31/2021	$22,445	$23,993
8/31/2021	$23,145	$24,722
9/30/2021	$21,883	$23,572
10/31/2021	$23,558	$25,224
11/30/2021	$23,331	$25,049
12/31/2021	$24,530	$26,172
1/31/2022	$22,949	$24,817
2/28/2022	$22,264	$24,074
3/31/2022	$22,901	$24,968
4/30/2022	$21,247	$22,791
5/31/2022	$21,316	$22,833
6/30/2022	$20,084	$20,948
7/31/2022	$21,792	$22,879
8/31/2022	$20,938	$21,946
9/30/2022	$19,209	$19,925
10/31/2022	$20,874	$21,538
11/30/2022	$22,164	$22,742
12/31/2022	$21,280	$21,432
1/31/2023	$21,958	$22,778
2/28/2023	$21,502	$22,223
3/31/2023	$21,832	$23,038
4/30/2023	$22,326	$23,398
5/31/2023	$21,832	$23,500
6/30/2023	$23,139	$25,053
7/31/2023	$23,672	$25,857
8/31/2023	$23,598	$25,446
9/30/2023	$22,491	$24,232
10/31/2023	$22,069	$23,723
11/30/2023	$23,908	$25,889
12/31/2023	$24,837	$27,066
1/31/2024	$25,326	$27,520
2/29/2024	$26,704	$28,990
3/31/2024	$27,521	$29,923
4/30/2024	$26,252	$28,700
5/31/2024	$27,584	$30,124
6/30/2024	$28,389	$31,204
7/31/2024	$29,145	$31,584
8/31/2024	$30,076	$32,350
9/30/2024	$30,542	$33,041
10/31/2024	$30,441	$32,742
11/30/2024	$31,955	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	33.66%	14.30%	13.13%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAMHX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8779-R6

01/25

Class A

LMGAX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 46.97%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$9,425	$10,000	$10,000	$10,000
12/31/2014	$9,429	$9,972	$10,021	$9,975
1/31/2015	$9,324	$9,804	$9,865	$9,675
2/28/2015	$10,055	$10,478	$10,411	$10,231
3/31/2015	$10,147	$10,508	$10,417	$10,070
4/30/2015	$10,059	$10,434	$10,323	$10,166
5/31/2015	$10,252	$10,558	$10,474	$10,297
6/30/2015	$10,239	$10,388	$10,257	$10,098
7/31/2015	$10,459	$10,556	$10,333	$10,309
8/31/2015	$9,825	$9,942	$9,788	$9,687
9/30/2015	$9,439	$9,558	$9,436	$9,448
10/31/2015	$9,885	$10,160	$10,021	$10,244
11/30/2015	$9,875	$10,182	$10,046	$10,275
12/31/2015	$9,682	$9,952	$9,777	$10,113
1/31/2016	$8,859	$9,198	$9,136	$9,611
2/29/2016	$8,838	$9,343	$9,239	$9,598
3/31/2016	$9,477	$10,009	$9,996	$10,249
4/30/2016	$9,493	$10,003	$10,102	$10,289
5/31/2016	$9,813	$10,167	$10,268	$10,474
6/30/2016	$9,713	$10,166	$10,314	$10,501
7/31/2016	$10,122	$10,669	$10,785	$10,888
8/31/2016	$10,017	$10,638	$10,758	$10,903
9/30/2016	$9,965	$10,633	$10,780	$10,905
10/31/2016	$9,582	$10,201	$10,438	$10,706
11/30/2016	$9,912	$10,644	$11,001	$11,103
12/31/2016	$9,783	$10,681	$11,126	$11,322
1/31/2017	$10,221	$11,037	$11,394	$11,537
2/28/2017	$10,372	$11,355	$11,717	$11,995
3/31/2017	$10,458	$11,417	$11,698	$12,009
4/30/2017	$10,707	$11,587	$11,789	$12,132
5/31/2017	$10,940	$11,864	$11,896	$12,303
6/30/2017	$10,999	$11,899	$12,015	$12,380
7/31/2017	$11,102	$12,097	$12,191	$12,635
8/31/2017	$11,232	$12,183	$12,097	$12,673
9/30/2017	$11,464	$12,527	$12,432	$12,935
10/31/2017	$11,681	$12,878	$12,639	$13,237
11/30/2017	$12,010	$13,308	$13,065	$13,642
12/31/2017	$12,017	$13,380	$13,186	$13,794
1/31/2018	$12,624	$14,137	$13,682	$14,584
2/28/2018	$12,223	$13,693	$13,117	$14,046
3/31/2018	$12,229	$13,671	$13,125	$13,689
4/30/2018	$12,117	$13,542	$13,105	$13,742
5/31/2018	$12,524	$14,048	$13,403	$14,073
6/30/2018	$12,530	$14,103	$13,495	$14,160
7/31/2018	$12,866	$14,405	$13,832	$14,686
8/31/2018	$13,415	$15,236	$14,261	$15,165
9/30/2018	$13,486	$15,171	$14,170	$15,251
10/31/2018	$12,259	$13,668	$12,993	$14,209
11/30/2018	$12,660	$14,016	$13,312	$14,498
12/31/2018	$11,613	$12,744	$11,992	$13,189
1/31/2019	$12,815	$14,209	$13,285	$14,246
2/28/2019	$13,672	$15,042	$13,856	$14,704
3/31/2019	$13,917	$15,245	$13,975	$14,989
4/30/2019	$14,449	$15,930	$14,506	$15,596
5/31/2019	$13,892	$15,014	$13,616	$14,605
6/30/2019	$14,806	$16,068	$14,552	$15,635
7/31/2019	$15,043	$16,444	$14,759	$15,859
8/31/2019	$14,768	$16,144	$14,339	$15,608
9/30/2019	$14,580	$15,960	$14,621	$15,900
10/31/2019	$14,943	$16,256	$14,775	$16,245
11/30/2019	$15,632	$17,065	$15,303	$16,834
12/31/2019	$15,881	$17,265	$15,654	$17,342
1/31/2020	$16,205	$17,426	$15,529	$17,335
2/29/2020	$15,166	$16,225	$14,180	$15,908
3/31/2020	$12,804	$13,805	$11,416	$13,944
4/30/2020	$14,710	$15,967	$13,056	$15,731
5/31/2020	$16,351	$17,570	$13,974	$16,480
6/30/2020	$16,873	$17,982	$14,226	$16,808
7/31/2020	$18,184	$19,419	$15,061	$17,756
8/31/2020	$18,845	$19,947	$15,590	$19,032
9/30/2020	$18,739	$19,668	$15,287	$18,309
10/31/2020	$18,951	$19,692	$15,384	$17,822
11/30/2020	$21,221	$22,337	$17,511	$19,773
12/31/2020	$22,243	$23,409	$18,331	$20,533
1/31/2021	$21,823	$23,330	$18,283	$20,326
2/28/2021	$22,602	$23,729	$19,301	$20,886
3/31/2021	$21,900	$23,276	$19,823	$21,801
4/30/2021	$23,167	$24,584	$20,833	$22,964
5/31/2021	$22,274	$24,208	$21,001	$23,125
6/30/2021	$23,572	$25,853	$21,310	$23,665
7/31/2021	$24,129	$26,120	$21,474	$24,227
8/31/2021	$24,801	$26,963	$22,020	$24,963
9/30/2021	$23,717	$25,657	$21,112	$23,802
10/31/2021	$25,023	$27,456	$22,368	$25,470
11/30/2021	$23,786	$26,296	$21,589	$25,294
12/31/2021	$23,713	$26,388	$22,471	$26,427
1/31/2022	$20,434	$22,983	$20,816	$25,060
2/28/2022	$20,187	$22,704	$20,666	$24,309
3/31/2022	$20,178	$23,068	$21,195	$25,212
4/30/2022	$18,040	$20,471	$19,562	$23,013
5/31/2022	$17,236	$19,678	$19,578	$23,056
6/30/2022	$16,350	$18,207	$17,624	$21,152
7/31/2022	$18,205	$20,436	$19,364	$23,103
8/31/2022	$17,419	$19,766	$18,756	$22,161
9/30/2022	$15,875	$18,089	$17,018	$20,120
10/31/2022	$16,762	$19,510	$18,528	$21,749
11/30/2022	$17,310	$20,572	$19,642	$22,964
12/31/2022	$15,985	$19,337	$18,580	$21,641
1/31/2023	$16,953	$21,024	$20,123	$23,001
2/28/2023	$16,515	$20,817	$19,635	$22,440
3/31/2023	$17,072	$21,104	$19,334	$23,263
4/30/2023	$16,515	$20,798	$19,232	$23,626
5/31/2023	$16,871	$20,811	$18,694	$23,729
6/30/2023	$17,839	$22,419	$20,254	$25,297
7/31/2023	$18,214	$23,098	$21,058	$26,110
8/31/2023	$17,300	$22,336	$20,327	$25,694
9/30/2023	$16,150	$21,248	$19,306	$24,469
10/31/2023	$14,971	$20,164	$18,342	$23,955
11/30/2023	$16,880	$22,624	$20,218	$26,142
12/31/2023	$17,711	$24,339	$21,781	$27,330
1/31/2024	$18,278	$24,208	$21,471	$27,789
2/29/2024	$20,077	$26,028	$22,670	$29,273
3/31/2024	$20,434	$26,650	$23,654	$30,215
4/30/2024	$19,210	$25,102	$22,376	$28,981
5/31/2024	$19,520	$25,370	$23,015	$30,418
6/30/2024	$19,949	$25,794	$22,862	$31,509
7/31/2024	$19,292	$25,950	$23,940	$31,893
8/31/2024	$20,114	$26,595	$24,425	$32,666
9/30/2024	$21,091	$27,481	$24,968	$33,364
10/31/2024	$21,785	$27,961	$24,834	$33,061
11/30/2024	$24,809	$31,688	$27,025	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	46.97%	9.68%	10.16%
Class A with sales charge	38.50%	8.39%	9.51%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LMGAX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-260-A

01/25

Class C

LMGCX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 45.88%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,996	$9,972	$10,021	$9,975
1/31/2015	$9,877	$9,804	$9,865	$9,675
2/28/2015	$10,650	$10,478	$10,411	$10,231
3/31/2015	$10,739	$10,508	$10,417	$10,070
4/30/2015	$10,638	$10,434	$10,323	$10,166
5/31/2015	$10,840	$10,558	$10,474	$10,297
6/30/2015	$10,817	$10,388	$10,257	$10,098
7/31/2015	$11,043	$10,556	$10,333	$10,309
8/31/2015	$10,364	$9,942	$9,788	$9,687
9/30/2015	$9,954	$9,558	$9,436	$9,448
10/31/2015	$10,418	$10,160	$10,021	$10,244
11/30/2015	$10,400	$10,182	$10,046	$10,275
12/31/2015	$10,192	$9,952	$9,777	$10,113
1/31/2016	$9,315	$9,198	$9,136	$9,611
2/29/2016	$9,287	$9,343	$9,239	$9,598
3/31/2016	$9,953	$10,009	$9,996	$10,249
4/30/2016	$9,967	$10,003	$10,102	$10,289
5/31/2016	$10,297	$10,167	$10,268	$10,474
6/30/2016	$10,185	$10,166	$10,314	$10,501
7/31/2016	$10,605	$10,669	$10,785	$10,888
8/31/2016	$10,493	$10,638	$10,758	$10,903
9/30/2016	$10,430	$10,633	$10,780	$10,905
10/31/2016	$10,023	$10,201	$10,438	$10,706
11/30/2016	$10,360	$10,644	$11,001	$11,103
12/31/2016	$10,221	$10,681	$11,126	$11,322
1/31/2017	$10,667	$11,037	$11,394	$11,537
2/28/2017	$10,827	$11,355	$11,717	$11,995
3/31/2017	$10,907	$11,417	$11,698	$12,009
4/30/2017	$11,163	$11,587	$11,789	$12,132
5/31/2017	$11,389	$11,864	$11,896	$12,303
6/30/2017	$11,447	$11,899	$12,015	$12,380
7/31/2017	$11,549	$12,097	$12,191	$12,635
8/31/2017	$11,673	$12,183	$12,097	$12,673
9/30/2017	$11,907	$12,527	$12,432	$12,935
10/31/2017	$12,126	$12,878	$12,639	$13,237
11/30/2017	$12,461	$13,308	$13,065	$13,642
12/31/2017	$12,462	$13,380	$13,186	$13,794
1/31/2018	$13,084	$14,137	$13,682	$14,584
2/28/2018	$12,659	$13,693	$13,117	$14,046
3/31/2018	$12,651	$13,671	$13,125	$13,689
4/30/2018	$12,536	$13,542	$13,105	$13,742
5/31/2018	$12,945	$14,048	$13,403	$14,073
6/30/2018	$12,945	$14,103	$13,495	$14,160
7/31/2018	$13,281	$14,405	$13,832	$14,686
8/31/2018	$13,837	$15,236	$14,261	$15,165
9/30/2018	$13,911	$15,171	$14,170	$15,251
10/31/2018	$12,634	$13,668	$12,993	$14,209
11/30/2018	$13,035	$14,016	$13,312	$14,498
12/31/2018	$11,951	$12,744	$11,992	$13,189
1/31/2019	$13,184	$14,209	$13,285	$14,246
2/28/2019	$14,054	$15,042	$13,856	$14,704
3/31/2019	$14,293	$15,245	$13,975	$14,989
4/30/2019	$14,835	$15,930	$14,506	$15,596
5/31/2019	$14,258	$15,014	$13,616	$14,605
6/30/2019	$15,181	$16,068	$14,552	$15,635
7/31/2019	$15,411	$16,444	$14,759	$15,859
8/31/2019	$15,127	$16,144	$14,339	$15,608
9/30/2019	$14,914	$15,960	$14,621	$15,900
10/31/2019	$15,278	$16,256	$14,775	$16,245
11/30/2019	$15,979	$17,065	$15,303	$16,834
12/31/2019	$16,225	$17,265	$15,654	$17,342
1/31/2020	$16,542	$17,426	$15,529	$17,335
2/29/2020	$15,478	$16,225	$14,180	$15,908
3/31/2020	$13,051	$13,805	$11,416	$13,944
4/30/2020	$14,988	$15,967	$13,056	$15,731
5/31/2020	$16,647	$17,570	$13,974	$16,480
6/30/2020	$17,175	$17,982	$14,226	$16,808
7/31/2020	$18,489	$19,419	$15,061	$17,756
8/31/2020	$19,150	$19,947	$15,590	$19,032
9/30/2020	$19,035	$19,668	$15,287	$18,309
10/31/2020	$19,237	$19,692	$15,384	$17,822
11/30/2020	$21,529	$22,337	$17,511	$19,773
12/31/2020	$22,549	$23,409	$18,331	$20,533
1/31/2021	$22,111	$23,330	$18,283	$20,326
2/28/2021	$22,881	$23,729	$19,301	$20,886
3/31/2021	$22,158	$23,276	$19,823	$21,801
4/30/2021	$23,426	$24,584	$20,833	$22,964
5/31/2021	$22,514	$24,208	$21,001	$23,125
6/30/2021	$23,805	$25,853	$21,310	$23,665
7/31/2021	$24,351	$26,120	$21,474	$24,227
8/31/2021	$25,014	$26,963	$22,020	$24,963
9/30/2021	$23,900	$25,657	$21,112	$23,802
10/31/2021	$25,204	$27,456	$22,368	$25,470
11/30/2021	$23,948	$26,296	$21,589	$25,294
12/31/2021	$23,857	$26,388	$22,471	$26,427
1/31/2022	$20,542	$22,983	$20,816	$25,060
2/28/2022	$20,288	$22,704	$20,666	$24,309
3/31/2022	$20,257	$23,068	$21,195	$25,212
4/30/2022	$18,099	$20,471	$19,562	$23,013
5/31/2022	$17,290	$19,678	$19,578	$23,056
6/30/2022	$16,386	$18,207	$17,624	$21,152
7/31/2022	$18,242	$20,436	$19,364	$23,103
8/31/2022	$17,433	$19,766	$18,756	$22,161
9/30/2022	$15,878	$18,089	$17,018	$20,120
10/31/2022	$16,751	$19,510	$18,528	$21,749
11/30/2022	$17,306	$20,572	$19,642	$22,964
12/31/2022	$15,958	$19,337	$18,580	$21,641
1/31/2023	$16,910	$21,024	$20,123	$23,001
2/28/2023	$16,481	$20,817	$19,635	$22,440
3/31/2023	$17,005	$21,104	$19,334	$23,263
4/30/2023	$16,450	$20,798	$19,232	$23,626
5/31/2023	$16,783	$20,811	$18,694	$23,729
6/30/2023	$17,750	$22,419	$20,254	$25,297
7/31/2023	$18,099	$23,098	$21,058	$26,110
8/31/2023	$17,179	$22,336	$20,327	$25,694
9/30/2023	$16,037	$21,248	$19,306	$24,469
10/31/2023	$14,847	$20,164	$18,342	$23,955
11/30/2023	$16,735	$22,624	$20,218	$26,142
12/31/2023	$17,560	$24,339	$21,781	$27,330
1/31/2024	$18,099	$24,208	$21,471	$27,789
2/29/2024	$19,876	$26,028	$22,670	$29,273
3/31/2024	$20,209	$26,650	$23,654	$30,215
4/30/2024	$18,988	$25,102	$22,376	$28,981
5/31/2024	$19,289	$25,370	$23,015	$30,418
6/30/2024	$19,701	$25,794	$22,862	$31,509
7/31/2024	$19,035	$25,950	$23,940	$31,893
8/31/2024	$19,828	$26,595	$24,425	$32,666
9/30/2024	$20,780	$27,481	$24,968	$33,364
10/31/2024	$21,446	$27,961	$24,834	$33,061
11/30/2024	$24,413	$31,688	$27,025	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	45.88%	8.85%	9.34%
Class C with sales charge	44.88%	8.85%	9.34%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LMGCX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-680-C

01/25

Class F

LGOFX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$100	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.17%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,005	$9,972	$10,021	$9,975
1/31/2015	$9,896	$9,804	$9,865	$9,675
2/28/2015	$10,675	$10,478	$10,411	$10,231
3/31/2015	$10,770	$10,508	$10,417	$10,070
4/30/2015	$10,680	$10,434	$10,323	$10,166
5/31/2015	$10,889	$10,558	$10,474	$10,297
6/30/2015	$10,875	$10,388	$10,257	$10,098
7/31/2015	$11,108	$10,556	$10,333	$10,309
8/31/2015	$10,438	$9,942	$9,788	$9,687
9/30/2015	$10,029	$9,558	$9,436	$9,448
10/31/2015	$10,504	$10,160	$10,021	$10,244
11/30/2015	$10,495	$10,182	$10,046	$10,275
12/31/2015	$10,290	$9,952	$9,777	$10,113
1/31/2016	$9,416	$9,198	$9,136	$9,611
2/29/2016	$9,394	$9,343	$9,239	$9,598
3/31/2016	$10,074	$10,009	$9,996	$10,249
4/30/2016	$10,090	$10,003	$10,102	$10,289
5/31/2016	$10,436	$10,167	$10,268	$10,474
6/30/2016	$10,328	$10,166	$10,314	$10,501
7/31/2016	$10,765	$10,669	$10,785	$10,888
8/31/2016	$10,657	$10,638	$10,758	$10,903
9/30/2016	$10,603	$10,633	$10,780	$10,905
10/31/2016	$10,198	$10,201	$10,438	$10,706
11/30/2016	$10,549	$10,644	$11,001	$11,103
12/31/2016	$10,410	$10,681	$11,126	$11,322
1/31/2017	$10,878	$11,037	$11,394	$11,537
2/28/2017	$11,045	$11,355	$11,717	$11,995
3/31/2017	$11,134	$11,417	$11,698	$12,009
4/30/2017	$11,406	$11,587	$11,789	$12,132
5/31/2017	$11,651	$11,864	$11,896	$12,303
6/30/2017	$11,718	$11,899	$12,015	$12,380
7/31/2017	$11,824	$12,097	$12,191	$12,635
8/31/2017	$11,968	$12,183	$12,097	$12,673
9/30/2017	$12,219	$12,527	$12,432	$12,935
10/31/2017	$12,447	$12,878	$12,639	$13,237
11/30/2017	$12,803	$13,308	$13,065	$13,642
12/31/2017	$12,810	$13,380	$13,186	$13,794
1/31/2018	$13,463	$14,137	$13,682	$14,584
2/28/2018	$13,033	$13,693	$13,117	$14,046
3/31/2018	$13,040	$13,671	$13,125	$13,689
4/30/2018	$12,925	$13,542	$13,105	$13,742
5/31/2018	$13,360	$14,048	$13,403	$14,073
6/30/2018	$13,366	$14,103	$13,495	$14,160
7/31/2018	$13,723	$14,405	$13,832	$14,686
8/31/2018	$14,316	$15,236	$14,261	$15,165
9/30/2018	$14,395	$15,171	$14,170	$15,251
10/31/2018	$13,082	$13,668	$12,993	$14,209
11/30/2018	$13,511	$14,016	$13,312	$14,498
12/31/2018	$12,395	$12,744	$11,992	$13,189
1/31/2019	$13,683	$14,209	$13,285	$14,246
2/28/2019	$14,599	$15,042	$13,856	$14,704
3/31/2019	$14,862	$15,245	$13,975	$14,989
4/30/2019	$15,432	$15,930	$14,506	$15,596
5/31/2019	$14,842	$15,014	$13,616	$14,605
6/30/2019	$15,816	$16,068	$14,552	$15,635
7/31/2019	$16,072	$16,444	$14,759	$15,859
8/31/2019	$15,784	$16,144	$14,339	$15,608
9/30/2019	$15,579	$15,960	$14,621	$15,900
10/31/2019	$15,970	$16,256	$14,775	$16,245
11/30/2019	$16,713	$17,065	$15,303	$16,834
12/31/2019	$16,980	$17,265	$15,654	$17,342
1/31/2020	$17,325	$17,426	$15,529	$17,335
2/29/2020	$16,224	$16,225	$14,180	$15,908
3/31/2020	$13,691	$13,805	$11,416	$13,944
4/30/2020	$15,737	$15,967	$13,056	$15,731
5/31/2020	$17,494	$17,570	$13,974	$16,480
6/30/2020	$18,054	$17,982	$14,226	$16,808
7/31/2020	$19,459	$19,419	$15,061	$17,756
8/31/2020	$20,168	$19,947	$15,590	$19,032
9/30/2020	$20,060	$19,668	$15,287	$18,309
10/31/2020	$20,283	$19,692	$15,384	$17,822
11/30/2020	$22,721	$22,337	$17,511	$19,773
12/31/2020	$23,820	$23,409	$18,331	$20,533
1/31/2021	$23,371	$23,330	$18,283	$20,326
2/28/2021	$24,206	$23,729	$19,301	$20,886
3/31/2021	$23,456	$23,276	$19,823	$21,801
4/30/2021	$24,818	$24,584	$20,833	$22,964
5/31/2021	$23,866	$24,208	$21,001	$23,125
6/30/2021	$25,251	$25,853	$21,310	$23,665
7/31/2021	$25,863	$26,120	$21,474	$24,227
8/31/2021	$26,582	$26,963	$22,020	$24,963
9/30/2021	$25,421	$25,657	$21,112	$23,802
10/31/2021	$26,822	$27,456	$22,368	$25,470
11/30/2021	$25,499	$26,296	$21,589	$25,294
12/31/2021	$25,424	$26,388	$22,471	$26,427
1/31/2022	$21,917	$22,983	$20,816	$25,060
2/28/2022	$21,651	$22,704	$20,666	$24,309
3/31/2022	$21,642	$23,068	$21,195	$25,212
4/30/2022	$19,352	$20,471	$19,562	$23,013
5/31/2022	$18,491	$19,678	$19,578	$23,056
6/30/2022	$17,548	$18,207	$17,624	$21,152
7/31/2022	$19,535	$20,436	$19,364	$23,103
8/31/2022	$18,693	$19,766	$18,756	$22,161
9/30/2022	$17,035	$18,089	$17,018	$20,120
10/31/2022	$17,997	$19,510	$18,528	$21,749
11/30/2022	$18,592	$20,572	$19,642	$22,964
12/31/2022	$17,163	$19,337	$18,580	$21,641
1/31/2023	$18,207	$21,024	$20,123	$23,001
2/28/2023	$17,740	$20,817	$19,635	$22,440
3/31/2023	$18,336	$21,104	$19,334	$23,263
4/30/2023	$17,740	$20,798	$19,232	$23,626
5/31/2023	$18,125	$20,811	$18,694	$23,729
6/30/2023	$19,169	$22,419	$20,254	$25,297
7/31/2023	$19,572	$23,098	$21,058	$26,110
8/31/2023	$18,592	$22,336	$20,327	$25,694
9/30/2023	$17,356	$21,248	$19,306	$24,469
10/31/2023	$16,092	$20,164	$18,342	$23,955
11/30/2023	$18,152	$22,624	$20,218	$26,142
12/31/2023	$19,050	$24,339	$21,781	$27,330
1/31/2024	$19,654	$24,208	$21,471	$27,789
2/29/2024	$21,596	$26,028	$22,670	$29,273
3/31/2024	$21,981	$26,650	$23,654	$30,215
4/30/2024	$20,671	$25,102	$22,376	$28,981
5/31/2024	$21,010	$25,370	$23,015	$30,418
6/30/2024	$21,468	$25,794	$22,862	$31,509
7/31/2024	$20,763	$25,950	$23,940	$31,893
8/31/2024	$21,651	$26,595	$24,425	$32,666
9/30/2024	$22,704	$27,481	$24,968	$33,364
10/31/2024	$23,455	$27,961	$24,834	$33,061
11/30/2024	$26,716	$31,688	$27,025	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	47.17%	9.84%	10.33%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGOFX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1021-F

01/25

Class F3

LOMGX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$78	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.46%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,319	$10,266	$10,146	$10,112
5/31/2017	$10,542	$10,511	$10,238	$10,254
6/30/2017	$10,606	$10,542	$10,340	$10,318
7/31/2017	$10,708	$10,718	$10,493	$10,530
8/31/2017	$10,838	$10,794	$10,411	$10,562
9/30/2017	$11,065	$11,099	$10,699	$10,780
10/31/2017	$11,278	$11,410	$10,878	$11,032
11/30/2017	$11,597	$11,791	$11,244	$11,370
12/31/2017	$11,607	$11,854	$11,349	$11,496
1/31/2018	$12,202	$12,525	$11,776	$12,155
2/28/2018	$11,812	$12,132	$11,289	$11,707
3/31/2018	$11,822	$12,112	$11,296	$11,409
4/30/2018	$11,717	$11,998	$11,279	$11,453
5/31/2018	$12,112	$12,447	$11,535	$11,729
6/30/2018	$12,127	$12,495	$11,615	$11,801
7/31/2018	$12,452	$12,763	$11,904	$12,240
8/31/2018	$12,987	$13,499	$12,274	$12,639
9/30/2018	$13,062	$13,441	$12,195	$12,711
10/31/2018	$11,872	$12,110	$11,182	$11,842
11/30/2018	$12,262	$12,418	$11,457	$12,083
12/31/2018	$11,250	$11,291	$10,321	$10,992
1/31/2019	$12,424	$12,589	$11,434	$11,873
2/28/2019	$13,261	$13,327	$11,925	$12,254
3/31/2019	$13,498	$13,507	$12,027	$12,493
4/30/2019	$14,014	$14,114	$12,485	$12,998
5/31/2019	$13,482	$13,302	$11,719	$12,172
6/30/2019	$14,372	$14,236	$12,524	$13,030
7/31/2019	$14,603	$14,569	$12,702	$13,218
8/31/2019	$14,340	$14,303	$12,341	$13,008
9/30/2019	$14,161	$14,141	$12,584	$13,252
10/31/2019	$14,519	$14,403	$12,716	$13,539
11/30/2019	$15,193	$15,119	$13,170	$14,030
12/31/2019	$15,439	$15,296	$13,473	$14,453
1/31/2020	$15,754	$15,439	$13,365	$14,448
2/29/2020	$14,754	$14,375	$12,204	$13,258
3/31/2020	$12,452	$12,231	$9,825	$11,621
4/30/2020	$14,318	$14,146	$11,237	$13,111
5/31/2020	$15,914	$15,567	$12,026	$13,735
6/30/2020	$16,433	$15,932	$12,243	$14,008
7/31/2020	$17,709	$17,205	$12,962	$14,798
8/31/2020	$18,355	$17,673	$13,418	$15,862
9/30/2020	$18,261	$17,426	$13,157	$15,259
10/31/2020	$18,471	$17,447	$13,240	$14,853
11/30/2020	$20,690	$19,790	$15,071	$16,479
12/31/2020	$21,693	$20,740	$15,777	$17,113
1/31/2021	$21,288	$20,670	$15,735	$16,940
2/28/2021	$22,049	$21,023	$16,611	$17,407
3/31/2021	$21,369	$20,623	$17,061	$18,169
4/30/2021	$22,616	$21,781	$17,930	$19,139
5/31/2021	$21,749	$21,448	$18,074	$19,273
6/30/2021	$23,021	$22,906	$18,340	$19,723
7/31/2021	$23,576	$23,142	$18,481	$20,191
8/31/2021	$24,237	$23,889	$18,951	$20,805
9/30/2021	$23,183	$22,732	$18,170	$19,838
10/31/2021	$24,461	$24,326	$19,251	$21,227
11/30/2021	$23,264	$23,298	$18,581	$21,080
12/31/2021	$23,199	$23,380	$19,340	$22,025
1/31/2022	$19,992	$20,363	$17,915	$20,885
2/28/2022	$19,754	$20,115	$17,786	$20,260
3/31/2022	$19,754	$20,438	$18,241	$21,012
4/30/2022	$17,667	$18,137	$16,836	$19,180
5/31/2022	$16,886	$17,435	$16,850	$19,215
6/30/2022	$16,020	$16,132	$15,168	$17,629
7/31/2022	$17,847	$18,106	$16,665	$19,254
8/31/2022	$17,074	$17,513	$16,142	$18,469
9/30/2022	$15,565	$16,026	$14,646	$16,768
10/31/2022	$16,439	$17,286	$15,946	$18,126
11/30/2022	$16,988	$18,226	$16,905	$19,139
12/31/2022	$15,688	$17,132	$15,991	$18,036
1/31/2023	$16,641	$18,627	$17,319	$19,169
2/28/2023	$16,222	$18,443	$16,899	$18,702
3/31/2023	$16,771	$18,698	$16,639	$19,388
4/30/2023	$16,229	$18,427	$16,552	$19,691
5/31/2023	$16,576	$18,438	$16,089	$19,777
6/30/2023	$17,537	$19,863	$17,432	$21,083
7/31/2023	$17,905	$20,464	$18,123	$21,761
8/31/2023	$17,016	$19,790	$17,495	$21,414
9/30/2023	$15,890	$18,826	$16,616	$20,393
10/31/2023	$14,734	$17,865	$15,786	$19,964
11/30/2023	$16,619	$20,044	$17,401	$21,788
12/31/2023	$17,443	$21,564	$18,746	$22,777
1/31/2024	$18,006	$21,448	$18,479	$23,160
2/29/2024	$19,783	$23,060	$19,511	$24,397
3/31/2024	$20,137	$23,612	$20,358	$25,182
4/30/2024	$18,938	$22,240	$19,258	$24,153
5/31/2024	$19,248	$22,478	$19,807	$25,351
6/30/2024	$19,674	$22,853	$19,676	$26,260
7/31/2024	$19,039	$22,992	$20,603	$26,580
8/31/2024	$19,848	$23,563	$21,021	$27,225
9/30/2024	$20,823	$24,348	$21,489	$27,806
10/31/2024	$21,509	$24,773	$21,373	$27,554
11/30/2024	$24,506	$28,075	$23,259	$29,172

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	47.46%	10.03%	12.42%
Russell Mid Cap Growth Index	40.07%	13.18%	14.43%
Russell Mid Cap Index	33.66%	12.05%	11.65%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOMGX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8957-F3

01/25

Class I

LMGYX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.34%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,009	$9,972	$10,021	$9,975
1/31/2015	$9,898	$9,804	$9,865	$9,675
2/28/2015	$10,676	$10,478	$10,411	$10,231
3/31/2015	$10,778	$10,508	$10,417	$10,070
4/30/2015	$10,685	$10,434	$10,323	$10,166
5/31/2015	$10,894	$10,558	$10,474	$10,297
6/30/2015	$10,885	$10,388	$10,257	$10,098
7/31/2015	$11,116	$10,556	$10,333	$10,309
8/31/2015	$10,445	$9,942	$9,788	$9,687
9/30/2015	$10,040	$9,558	$9,436	$9,448
10/31/2015	$10,516	$10,160	$10,021	$10,244
11/30/2015	$10,507	$10,182	$10,046	$10,275
12/31/2015	$10,302	$9,952	$9,777	$10,113
1/31/2016	$9,426	$9,198	$9,136	$9,611
2/29/2016	$9,411	$9,343	$9,239	$9,598
3/31/2016	$10,092	$10,009	$9,996	$10,249
4/30/2016	$10,107	$10,003	$10,102	$10,289
5/31/2016	$10,452	$10,167	$10,268	$10,474
6/30/2016	$10,347	$10,166	$10,314	$10,501
7/31/2016	$10,782	$10,669	$10,785	$10,888
8/31/2016	$10,677	$10,638	$10,758	$10,903
9/30/2016	$10,622	$10,633	$10,780	$10,905
10/31/2016	$10,222	$10,201	$10,438	$10,706
11/30/2016	$10,572	$10,644	$11,001	$11,103
12/31/2016	$10,433	$10,681	$11,126	$11,322
1/31/2017	$10,907	$11,037	$11,394	$11,537
2/28/2017	$11,071	$11,355	$11,717	$11,995
3/31/2017	$11,164	$11,417	$11,698	$12,009
4/30/2017	$11,432	$11,587	$11,789	$12,132
5/31/2017	$11,684	$11,864	$11,896	$12,303
6/30/2017	$11,751	$11,899	$12,015	$12,380
7/31/2017	$11,859	$12,097	$12,191	$12,635
8/31/2017	$12,003	$12,183	$12,097	$12,673
9/30/2017	$12,255	$12,527	$12,432	$12,935
10/31/2017	$12,487	$12,878	$12,639	$13,237
11/30/2017	$12,842	$13,308	$13,065	$13,642
12/31/2017	$12,853	$13,380	$13,186	$13,794
1/31/2018	$13,509	$14,137	$13,682	$14,584
2/28/2018	$13,081	$13,693	$13,117	$14,046
3/31/2018	$13,087	$13,671	$13,125	$13,689
4/30/2018	$12,970	$13,542	$13,105	$13,742
5/31/2018	$13,409	$14,048	$13,403	$14,073
6/30/2018	$13,420	$14,103	$13,495	$14,160
7/31/2018	$13,782	$14,405	$13,832	$14,686
8/31/2018	$14,371	$15,236	$14,261	$15,165
9/30/2018	$14,454	$15,171	$14,170	$15,251
10/31/2018	$13,137	$13,668	$12,993	$14,209
11/30/2018	$13,571	$14,016	$13,312	$14,498
12/31/2018	$12,451	$12,744	$11,992	$13,189
1/31/2019	$13,745	$14,209	$13,285	$14,246
2/28/2019	$14,670	$15,042	$13,856	$14,704
3/31/2019	$14,934	$15,245	$13,975	$14,989
4/30/2019	$15,502	$15,930	$14,506	$15,596
5/31/2019	$14,910	$15,014	$13,616	$14,605
6/30/2019	$15,894	$16,068	$14,552	$15,635
7/31/2019	$16,152	$16,444	$14,759	$15,859
8/31/2019	$15,865	$16,144	$14,339	$15,608
9/30/2019	$15,660	$15,960	$14,621	$15,900
10/31/2019	$16,052	$16,256	$14,775	$16,245
11/30/2019	$16,802	$17,065	$15,303	$16,834
12/31/2019	$17,070	$17,265	$15,654	$17,342
1/31/2020	$17,420	$17,426	$15,529	$17,335
2/29/2020	$16,314	$16,225	$14,180	$15,908
3/31/2020	$13,770	$13,805	$11,416	$13,944
4/30/2020	$15,829	$15,967	$13,056	$15,731
5/31/2020	$17,592	$17,570	$13,974	$16,480
6/30/2020	$18,164	$17,982	$14,226	$16,808
7/31/2020	$19,571	$19,419	$15,061	$17,756
8/31/2020	$20,290	$19,947	$15,590	$19,032
9/30/2020	$20,179	$19,668	$15,287	$18,309
10/31/2020	$20,413	$19,692	$15,384	$17,822
11/30/2020	$22,864	$22,337	$17,511	$19,773
12/31/2020	$23,974	$23,409	$18,331	$20,533
1/31/2021	$23,523	$23,330	$18,283	$20,326
2/28/2021	$24,363	$23,729	$19,301	$20,886
3/31/2021	$23,613	$23,276	$19,823	$21,801
4/30/2021	$24,981	$24,584	$20,833	$22,964
5/31/2021	$24,030	$24,208	$21,001	$23,125
6/30/2021	$25,425	$25,853	$21,310	$23,665
7/31/2021	$26,043	$26,120	$21,474	$24,227
8/31/2021	$26,772	$26,963	$22,020	$24,963
9/30/2021	$25,606	$25,657	$21,112	$23,802
10/31/2021	$27,015	$27,456	$22,368	$25,470
11/30/2021	$25,689	$26,296	$21,589	$25,294
12/31/2021	$25,617	$26,388	$22,471	$26,427
1/31/2022	$22,080	$22,983	$20,816	$25,060
2/28/2022	$21,814	$22,704	$20,666	$24,309
3/31/2022	$21,806	$23,068	$21,195	$25,212
4/30/2022	$19,502	$20,471	$19,562	$23,013
5/31/2022	$18,640	$19,678	$19,578	$23,056
6/30/2022	$17,690	$18,207	$17,624	$21,152
7/31/2022	$19,696	$20,436	$19,364	$23,103
8/31/2022	$18,842	$19,766	$18,756	$22,161
9/30/2022	$17,174	$18,089	$17,018	$20,120
10/31/2022	$18,141	$19,510	$18,528	$21,749
11/30/2022	$18,745	$20,572	$19,642	$22,964
12/31/2022	$17,311	$19,337	$18,580	$21,641
1/31/2023	$18,359	$21,024	$20,123	$23,001
2/28/2023	$17,899	$20,817	$19,635	$22,440
3/31/2023	$18,495	$21,104	$19,334	$23,263
4/30/2023	$17,899	$20,798	$19,232	$23,626
5/31/2023	$18,286	$20,811	$18,694	$23,729
6/30/2023	$19,341	$22,419	$20,254	$25,297
7/31/2023	$19,752	$23,098	$21,058	$26,110
8/31/2023	$18,769	$22,336	$20,327	$25,694
9/30/2023	$17,521	$21,248	$19,306	$24,469
10/31/2023	$16,248	$20,164	$18,342	$23,955
11/30/2023	$18,326	$22,624	$20,218	$26,142
12/31/2023	$19,237	$24,339	$21,781	$27,330
1/31/2024	$19,849	$24,208	$21,471	$27,789
2/29/2024	$21,814	$26,028	$22,670	$29,273
3/31/2024	$22,201	$26,650	$23,654	$30,215
4/30/2024	$20,872	$25,102	$22,376	$28,981
5/31/2024	$21,218	$25,370	$23,015	$30,418
6/30/2024	$21,685	$25,794	$22,862	$31,509
7/31/2024	$20,977	$25,950	$23,940	$31,893
8/31/2024	$21,871	$26,595	$24,425	$32,666
9/30/2024	$22,942	$27,481	$24,968	$33,364
10/31/2024	$23,699	$27,961	$24,834	$33,061
11/30/2024	$27,002	$31,688	$27,025	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	47.34%	9.95%	10.44%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LMGYX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-692-I

01/25

Class P

LGOPX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$143	1.16%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 46.69%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,001	$9,972	$10,021	$9,975
1/31/2015	$9,887	$9,804	$9,865	$9,675
2/28/2015	$10,663	$10,478	$10,411	$10,231
3/31/2015	$10,757	$10,508	$10,417	$10,070
4/30/2015	$10,663	$10,434	$10,323	$10,166
5/31/2015	$10,866	$10,558	$10,474	$10,297
6/30/2015	$10,851	$10,388	$10,257	$10,098
7/31/2015	$11,083	$10,556	$10,333	$10,309
8/31/2015	$10,406	$9,942	$9,788	$9,687
9/30/2015	$10,001	$9,558	$9,436	$9,448
10/31/2015	$10,470	$10,160	$10,021	$10,244
11/30/2015	$10,456	$10,182	$10,046	$10,275
12/31/2015	$10,247	$9,952	$9,777	$10,113
1/31/2016	$9,377	$9,198	$9,136	$9,611
2/29/2016	$9,355	$9,343	$9,239	$9,598
3/31/2016	$10,027	$10,009	$9,996	$10,249
4/30/2016	$10,038	$10,003	$10,102	$10,289
5/31/2016	$10,377	$10,167	$10,268	$10,474
6/30/2016	$10,270	$10,166	$10,314	$10,501
7/31/2016	$10,699	$10,669	$10,785	$10,888
8/31/2016	$10,592	$10,638	$10,758	$10,903
9/30/2016	$10,535	$10,633	$10,780	$10,905
10/31/2016	$10,128	$10,201	$10,438	$10,706
11/30/2016	$10,473	$10,644	$11,001	$11,103
12/31/2016	$10,333	$10,681	$11,126	$11,322
1/31/2017	$10,794	$11,037	$11,394	$11,537
2/28/2017	$10,957	$11,355	$11,717	$11,995
3/31/2017	$11,044	$11,417	$11,698	$12,009
4/30/2017	$11,307	$11,587	$11,789	$12,132
5/31/2017	$11,546	$11,864	$11,896	$12,303
6/30/2017	$11,610	$11,899	$12,015	$12,380
7/31/2017	$11,715	$12,097	$12,191	$12,635
8/31/2017	$11,849	$12,183	$12,097	$12,673
9/30/2017	$12,094	$12,527	$12,432	$12,935
10/31/2017	$12,322	$12,878	$12,639	$13,237
11/30/2017	$12,666	$13,308	$13,065	$13,642
12/31/2017	$12,673	$13,380	$13,186	$13,794
1/31/2018	$13,310	$14,137	$13,682	$14,584
2/28/2018	$12,883	$13,693	$13,117	$14,046
3/31/2018	$12,883	$13,671	$13,125	$13,689
4/30/2018	$12,768	$13,542	$13,105	$13,742
5/31/2018	$13,195	$14,048	$13,403	$14,073
6/30/2018	$13,202	$14,103	$13,495	$14,160
7/31/2018	$13,546	$14,405	$13,832	$14,686
8/31/2018	$14,126	$15,236	$14,261	$15,165
9/30/2018	$14,202	$15,171	$14,170	$15,251
10/31/2018	$12,902	$13,668	$12,993	$14,209
11/30/2018	$13,323	$14,016	$13,312	$14,498
12/31/2018	$12,217	$12,744	$11,992	$13,189
1/31/2019	$13,484	$14,209	$13,285	$14,246
2/28/2019	$14,385	$15,042	$13,856	$14,704
3/31/2019	$14,636	$15,245	$13,975	$14,989
4/30/2019	$15,191	$15,930	$14,506	$15,596
5/31/2019	$14,609	$15,014	$13,616	$14,605
6/30/2019	$15,564	$16,068	$14,552	$15,635
7/31/2019	$15,815	$16,444	$14,759	$15,859
8/31/2019	$15,523	$16,144	$14,339	$15,608
9/30/2019	$15,320	$15,960	$14,621	$15,900
10/31/2019	$15,700	$16,256	$14,775	$16,245
11/30/2019	$16,418	$17,065	$15,303	$16,834
12/31/2019	$16,681	$17,265	$15,654	$17,342
1/31/2020	$17,011	$17,426	$15,529	$17,335
2/29/2020	$15,927	$16,225	$14,180	$15,908
3/31/2020	$13,438	$13,805	$11,416	$13,944
4/30/2020	$15,439	$15,967	$13,056	$15,731
5/31/2020	$17,154	$17,570	$13,974	$16,480
6/30/2020	$17,706	$17,982	$14,226	$16,808
7/31/2020	$19,070	$19,419	$15,061	$17,756
8/31/2020	$19,766	$19,947	$15,590	$19,032
9/30/2020	$19,651	$19,668	$15,287	$18,309
10/31/2020	$19,866	$19,692	$15,384	$17,822
11/30/2020	$22,248	$22,337	$17,511	$19,773
12/31/2020	$23,312	$23,409	$18,331	$20,533
1/31/2021	$22,871	$23,330	$18,283	$20,326
2/28/2021	$23,679	$23,729	$19,301	$20,886
3/31/2021	$22,946	$23,276	$19,823	$21,801
4/30/2021	$24,261	$24,584	$20,833	$22,964
5/31/2021	$23,329	$24,208	$21,001	$23,125
6/30/2021	$24,677	$25,853	$21,310	$23,665
7/31/2021	$25,260	$26,120	$21,474	$24,227
8/31/2021	$25,959	$26,963	$22,020	$24,963
9/30/2021	$24,819	$25,657	$21,112	$23,802
10/31/2021	$26,176	$27,456	$22,368	$25,470
11/30/2021	$24,885	$26,296	$21,589	$25,294
12/31/2021	$24,806	$26,388	$22,471	$26,427
1/31/2022	$21,373	$22,983	$20,816	$25,060
2/28/2022	$21,102	$22,704	$20,666	$24,309
3/31/2022	$21,092	$23,068	$21,195	$25,212
4/30/2022	$18,853	$20,471	$19,562	$23,013
5/31/2022	$18,010	$19,678	$19,578	$23,056
6/30/2022	$17,086	$18,207	$17,624	$21,152
7/31/2022	$19,024	$20,436	$19,364	$23,103
8/31/2022	$18,191	$19,766	$18,756	$22,161
9/30/2022	$16,574	$18,089	$17,018	$20,120
10/31/2022	$17,498	$19,510	$18,528	$21,749
11/30/2022	$18,080	$20,572	$19,642	$22,964
12/31/2022	$16,685	$19,337	$18,580	$21,641
1/31/2023	$17,689	$21,024	$20,123	$23,001
2/28/2023	$17,237	$20,817	$19,635	$22,440
3/31/2023	$17,809	$21,104	$19,334	$23,263
4/30/2023	$17,227	$20,798	$19,232	$23,626
5/31/2023	$17,588	$20,811	$18,694	$23,729
6/30/2023	$18,602	$22,419	$20,254	$25,297
7/31/2023	$18,984	$23,098	$21,058	$26,110
8/31/2023	$18,030	$22,336	$20,327	$25,694
9/30/2023	$16,835	$21,248	$19,306	$24,469
10/31/2023	$15,601	$20,164	$18,342	$23,955
11/30/2023	$17,588	$22,624	$20,218	$26,142
12/31/2023	$18,452	$24,339	$21,781	$27,330
1/31/2024	$19,034	$24,208	$21,471	$27,789
2/29/2024	$20,911	$26,028	$22,670	$29,273
3/31/2024	$21,283	$26,650	$23,654	$30,215
4/30/2024	$19,998	$25,102	$22,376	$28,981
5/31/2024	$20,319	$25,370	$23,015	$30,418
6/30/2024	$20,761	$25,794	$22,862	$31,509
7/31/2024	$20,078	$25,950	$23,940	$31,893
8/31/2024	$20,921	$26,595	$24,425	$32,666
9/30/2024	$21,935	$27,481	$24,968	$33,364
10/31/2024	$22,648	$27,961	$24,834	$33,061
11/30/2024	$25,800	$31,688	$27,025	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	46.69%	9.46%	9.94%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LGOPX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-606-P

01/25

Class R2

LGOQX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$161	1.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 46.43%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,001	$9,972	$10,021	$9,975
1/31/2015	$9,885	$9,804	$9,865	$9,675
2/28/2015	$10,657	$10,478	$10,411	$10,231
3/31/2015	$10,753	$10,508	$10,417	$10,070
4/30/2015	$10,652	$10,434	$10,323	$10,166
5/31/2015	$10,858	$10,558	$10,474	$10,297
6/30/2015	$10,843	$10,388	$10,257	$10,098
7/31/2015	$11,068	$10,556	$10,333	$10,309
8/31/2015	$10,397	$9,942	$9,788	$9,687
9/30/2015	$9,986	$9,558	$9,436	$9,448
10/31/2015	$10,452	$10,160	$10,021	$10,244
11/30/2015	$10,442	$10,182	$10,046	$10,275
12/31/2015	$10,231	$9,952	$9,777	$10,113
1/31/2016	$9,358	$9,198	$9,136	$9,611
2/29/2016	$9,335	$9,343	$9,239	$9,598
3/31/2016	$10,007	$10,009	$9,996	$10,249
4/30/2016	$10,018	$10,003	$10,102	$10,289
5/31/2016	$10,357	$10,167	$10,268	$10,474
6/30/2016	$10,248	$10,166	$10,314	$10,501
7/31/2016	$10,673	$10,669	$10,785	$10,888
8/31/2016	$10,564	$10,638	$10,758	$10,903
9/30/2016	$10,506	$10,633	$10,780	$10,905
10/31/2016	$10,099	$10,201	$10,438	$10,706
11/30/2016	$10,443	$10,644	$11,001	$11,103
12/31/2016	$10,301	$10,681	$11,126	$11,322
1/31/2017	$10,758	$11,037	$11,394	$11,537
2/28/2017	$10,918	$11,355	$11,717	$11,995
3/31/2017	$11,001	$11,417	$11,698	$12,009
4/30/2017	$11,268	$11,587	$11,789	$12,132
5/31/2017	$11,505	$11,864	$11,896	$12,303
6/30/2017	$11,564	$11,899	$12,015	$12,380
7/31/2017	$11,665	$12,097	$12,191	$12,635
8/31/2017	$11,801	$12,183	$12,097	$12,673
9/30/2017	$12,045	$12,527	$12,432	$12,935
10/31/2017	$12,264	$12,878	$12,639	$13,237
11/30/2017	$12,608	$13,308	$13,065	$13,642
12/31/2017	$12,615	$13,380	$13,186	$13,794
1/31/2018	$13,245	$14,137	$13,682	$14,584
2/28/2018	$12,823	$13,693	$13,117	$14,046
3/31/2018	$12,823	$13,671	$13,125	$13,689
4/30/2018	$12,700	$13,542	$13,105	$13,742
5/31/2018	$13,122	$14,048	$13,403	$14,073
6/30/2018	$13,128	$14,103	$13,495	$14,160
7/31/2018	$13,473	$14,405	$13,832	$14,686
8/31/2018	$14,044	$15,236	$14,261	$15,165
9/30/2018	$14,116	$15,171	$14,170	$15,251
10/31/2018	$12,830	$13,668	$12,993	$14,209
11/30/2018	$13,239	$14,016	$13,312	$14,498
12/31/2018	$12,144	$12,744	$11,992	$13,189
1/31/2019	$13,396	$14,209	$13,285	$14,246
2/28/2019	$14,295	$15,042	$13,856	$14,704
3/31/2019	$14,544	$15,245	$13,975	$14,989
4/30/2019	$15,090	$15,930	$14,506	$15,596
5/31/2019	$14,510	$15,014	$13,616	$14,605
6/30/2019	$15,457	$16,068	$14,552	$15,635
7/31/2019	$15,699	$16,444	$14,759	$15,859
8/31/2019	$15,409	$16,144	$14,339	$15,608
9/30/2019	$15,208	$15,960	$14,621	$15,900
10/31/2019	$15,582	$16,256	$14,775	$16,245
11/30/2019	$16,301	$17,065	$15,303	$16,834
12/31/2019	$16,555	$17,265	$15,654	$17,342
1/31/2020	$16,885	$17,426	$15,529	$17,335
2/29/2020	$15,799	$16,225	$14,180	$15,908
3/31/2020	$13,328	$13,805	$11,416	$13,944
4/30/2020	$15,315	$15,967	$13,056	$15,731
5/31/2020	$17,017	$17,570	$13,974	$16,480
6/30/2020	$17,560	$17,982	$14,226	$16,808
7/31/2020	$18,909	$19,419	$15,061	$17,756
8/31/2020	$19,592	$19,947	$15,590	$19,032
9/30/2020	$19,482	$19,668	$15,287	$18,309
10/31/2020	$19,694	$19,692	$15,384	$17,822
11/30/2020	$22,049	$22,337	$17,511	$19,773
12/31/2020	$23,101	$23,409	$18,331	$20,533
1/31/2021	$22,656	$23,330	$18,283	$20,326
2/28/2021	$23,460	$23,729	$19,301	$20,886
3/31/2021	$22,724	$23,276	$19,823	$21,801
4/30/2021	$24,033	$24,584	$20,833	$22,964
5/31/2021	$23,101	$24,208	$21,001	$23,125
6/30/2021	$24,435	$25,853	$21,310	$23,665
7/31/2021	$25,008	$26,120	$21,474	$24,227
8/31/2021	$25,701	$26,963	$22,020	$24,963
9/30/2021	$24,563	$25,657	$21,112	$23,802
10/31/2021	$25,906	$27,456	$22,368	$25,470
11/30/2021	$24,623	$26,296	$21,589	$25,294
12/31/2021	$24,542	$26,388	$22,471	$26,427
1/31/2022	$21,141	$22,983	$20,816	$25,060
2/28/2022	$20,881	$22,704	$20,666	$24,309
3/31/2022	$20,860	$23,068	$21,195	$25,212
4/30/2022	$18,645	$20,471	$19,562	$23,013
5/31/2022	$17,813	$19,678	$19,578	$23,056
6/30/2022	$16,898	$18,207	$17,624	$21,152
7/31/2022	$18,801	$20,436	$19,364	$23,103
8/31/2022	$17,980	$19,766	$18,756	$22,161
9/30/2022	$16,389	$18,089	$17,018	$20,120
10/31/2022	$17,294	$19,510	$18,528	$21,749
11/30/2022	$17,865	$20,572	$19,642	$22,964
12/31/2022	$16,482	$19,337	$18,580	$21,641
1/31/2023	$17,481	$21,024	$20,123	$23,001
2/28/2023	$17,023	$20,817	$19,635	$22,440
3/31/2023	$17,595	$21,104	$19,334	$23,263
4/30/2023	$17,013	$20,798	$19,232	$23,626
5/31/2023	$17,366	$20,811	$18,694	$23,729
6/30/2023	$18,365	$22,419	$20,254	$25,297
7/31/2023	$18,739	$23,098	$21,058	$26,110
8/31/2023	$17,803	$22,336	$20,327	$25,694
9/30/2023	$16,607	$21,248	$19,306	$24,469
10/31/2023	$15,391	$20,164	$18,342	$23,955
11/30/2023	$17,356	$22,624	$20,218	$26,142
12/31/2023	$18,209	$24,339	$21,781	$27,330
1/31/2024	$18,781	$24,208	$21,471	$27,789
2/29/2024	$20,621	$26,028	$22,670	$29,273
3/31/2024	$20,985	$26,650	$23,654	$30,215
4/30/2024	$19,717	$25,102	$22,376	$28,981
5/31/2024	$20,028	$25,370	$23,015	$30,418
6/30/2024	$20,465	$25,794	$22,862	$31,509
7/31/2024	$19,789	$25,950	$23,940	$31,893
8/31/2024	$20,621	$26,595	$24,425	$32,666
9/30/2024	$21,620	$27,481	$24,968	$33,364
10/31/2024	$22,316	$27,961	$24,834	$33,061
11/30/2024	$25,415	$31,688	$27,025	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	46.43%	9.29%	9.78%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LGOQX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1091-R2

01/25

Class R3

LGORX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$149	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 46.63%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,005	$9,972	$10,021	$9,975
1/31/2015	$9,891	$9,804	$9,865	$9,675
2/28/2015	$10,664	$10,478	$10,411	$10,231
3/31/2015	$10,758	$10,508	$10,417	$10,070
4/30/2015	$10,659	$10,434	$10,323	$10,166
5/31/2015	$10,867	$10,558	$10,474	$10,297
6/30/2015	$10,852	$10,388	$10,257	$10,098
7/31/2015	$11,080	$10,556	$10,333	$10,309
8/31/2015	$10,406	$9,942	$9,788	$9,687
9/30/2015	$9,995	$9,558	$9,436	$9,448
10/31/2015	$10,466	$10,160	$10,021	$10,244
11/30/2015	$10,456	$10,182	$10,046	$10,275
12/31/2015	$10,248	$9,952	$9,777	$10,113
1/31/2016	$9,370	$9,198	$9,136	$9,611
2/29/2016	$9,347	$9,343	$9,239	$9,598
3/31/2016	$10,021	$10,009	$9,996	$10,249
4/30/2016	$10,038	$10,003	$10,102	$10,289
5/31/2016	$10,372	$10,167	$10,268	$10,474
6/30/2016	$10,265	$10,166	$10,314	$10,501
7/31/2016	$10,695	$10,669	$10,785	$10,888
8/31/2016	$10,582	$10,638	$10,758	$10,903
9/30/2016	$10,525	$10,633	$10,780	$10,905
10/31/2016	$10,123	$10,201	$10,438	$10,706
11/30/2016	$10,468	$10,644	$11,001	$11,103
12/31/2016	$10,328	$10,681	$11,126	$11,322
1/31/2017	$10,784	$11,037	$11,394	$11,537
2/28/2017	$10,948	$11,355	$11,717	$11,995
3/31/2017	$11,036	$11,417	$11,698	$12,009
4/30/2017	$11,299	$11,587	$11,789	$12,132
5/31/2017	$11,538	$11,864	$11,896	$12,303
6/30/2017	$11,597	$11,899	$12,015	$12,380
7/31/2017	$11,702	$12,097	$12,191	$12,635
8/31/2017	$11,842	$12,183	$12,097	$12,673
9/30/2017	$12,082	$12,527	$12,432	$12,935
10/31/2017	$12,310	$12,878	$12,639	$13,237
11/30/2017	$12,649	$13,308	$13,065	$13,642
12/31/2017	$12,655	$13,380	$13,186	$13,794
1/31/2018	$13,294	$14,137	$13,682	$14,584
2/28/2018	$12,866	$13,693	$13,117	$14,046
3/31/2018	$12,866	$13,671	$13,125	$13,689
4/30/2018	$12,751	$13,542	$13,105	$13,742
5/31/2018	$13,179	$14,048	$13,403	$14,073
6/30/2018	$13,179	$14,103	$13,495	$14,160
7/31/2018	$13,531	$14,405	$13,832	$14,686
8/31/2018	$14,106	$15,236	$14,261	$15,165
9/30/2018	$14,176	$15,171	$14,170	$15,251
10/31/2018	$12,885	$13,668	$12,993	$14,209
11/30/2018	$13,301	$14,016	$13,312	$14,498
12/31/2018	$12,198	$12,744	$11,992	$13,189
1/31/2019	$13,462	$14,209	$13,285	$14,246
2/28/2019	$14,359	$15,042	$13,856	$14,704
3/31/2019	$14,611	$15,245	$13,975	$14,989
4/30/2019	$15,168	$15,930	$14,506	$15,596
5/31/2019	$14,584	$15,014	$13,616	$14,605
6/30/2019	$15,535	$16,068	$14,552	$15,635
7/31/2019	$15,780	$16,444	$14,759	$15,859
8/31/2019	$15,487	$16,144	$14,339	$15,608
9/30/2019	$15,284	$15,960	$14,621	$15,900
10/31/2019	$15,664	$16,256	$14,775	$16,245
11/30/2019	$16,385	$17,065	$15,303	$16,834
12/31/2019	$16,641	$17,265	$15,654	$17,342
1/31/2020	$16,979	$17,426	$15,529	$17,335
2/29/2020	$15,892	$16,225	$14,180	$15,908
3/31/2020	$13,409	$13,805	$11,416	$13,944
4/30/2020	$15,403	$15,967	$13,056	$15,731
5/31/2020	$17,116	$17,570	$13,974	$16,480
6/30/2020	$17,663	$17,982	$14,226	$16,808
7/31/2020	$19,023	$19,419	$15,061	$17,756
8/31/2020	$19,714	$19,947	$15,590	$19,032
9/30/2020	$19,599	$19,668	$15,287	$18,309
10/31/2020	$19,815	$19,692	$15,384	$17,822
11/30/2020	$22,190	$22,337	$17,511	$19,773
12/31/2020	$23,251	$23,409	$18,331	$20,533
1/31/2021	$22,808	$23,330	$18,283	$20,326
2/28/2021	$23,619	$23,729	$19,301	$20,886
3/31/2021	$22,883	$23,276	$19,823	$21,801
4/30/2021	$24,195	$24,584	$20,833	$22,964
5/31/2021	$23,259	$24,208	$21,001	$23,125
6/30/2021	$24,605	$25,853	$21,310	$23,665
7/31/2021	$25,190	$26,120	$21,474	$24,227
8/31/2021	$25,883	$26,963	$22,020	$24,963
9/30/2021	$24,747	$25,657	$21,112	$23,802
10/31/2021	$26,101	$27,456	$22,368	$25,470
11/30/2021	$24,805	$26,296	$21,589	$25,294
12/31/2021	$24,726	$26,388	$22,471	$26,427
1/31/2022	$21,303	$22,983	$20,816	$25,060
2/28/2022	$21,040	$22,704	$20,666	$24,309
3/31/2022	$21,030	$23,068	$21,195	$25,212
4/30/2022	$18,799	$20,471	$19,562	$23,013
5/31/2022	$17,951	$19,678	$19,578	$23,056
6/30/2022	$17,032	$18,207	$17,624	$21,152
7/31/2022	$18,951	$20,436	$19,364	$23,103
8/31/2022	$18,133	$19,766	$18,756	$22,161
9/30/2022	$16,517	$18,089	$17,018	$20,120
10/31/2022	$17,436	$19,510	$18,528	$21,749
11/30/2022	$18,012	$20,572	$19,642	$22,964
12/31/2022	$16,628	$19,337	$18,580	$21,641
1/31/2023	$17,628	$21,024	$20,123	$23,001
2/28/2023	$17,174	$20,817	$19,635	$22,440
3/31/2023	$17,739	$21,104	$19,334	$23,263
4/30/2023	$17,163	$20,798	$19,232	$23,626
5/31/2023	$17,527	$20,811	$18,694	$23,729
6/30/2023	$18,526	$22,419	$20,254	$25,297
7/31/2023	$18,910	$23,098	$21,058	$26,110
8/31/2023	$17,961	$22,336	$20,327	$25,694
9/30/2023	$16,760	$21,248	$19,306	$24,469
10/31/2023	$15,538	$20,164	$18,342	$23,955
11/30/2023	$17,517	$22,624	$20,218	$26,142
12/31/2023	$18,375	$24,339	$21,781	$27,330
1/31/2024	$18,961	$24,208	$21,471	$27,789
2/29/2024	$20,828	$26,028	$22,670	$29,273
3/31/2024	$21,182	$26,650	$23,654	$30,215
4/30/2024	$19,920	$25,102	$22,376	$28,981
5/31/2024	$20,233	$25,370	$23,015	$30,418
6/30/2024	$20,667	$25,794	$22,862	$31,509
7/31/2024	$19,990	$25,950	$23,940	$31,893
8/31/2024	$20,828	$26,595	$24,425	$32,666
9/30/2024	$21,838	$27,481	$24,968	$33,364
10/31/2024	$22,555	$27,961	$24,834	$33,061
11/30/2024	$25,685	$31,688	$27,025	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	46.63%	9.41%	9.89%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LGORX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2065-R3

01/25

Class R4

LGOSX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$119	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.02%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,216	$10,162	$10,074	$10,210
8/31/2015	$9,596	$9,571	$9,543	$9,594
9/30/2015	$9,219	$9,201	$9,199	$9,356
10/31/2015	$9,654	$9,780	$9,769	$10,145
11/30/2015	$9,645	$9,801	$9,794	$10,176
12/31/2015	$9,456	$9,580	$9,532	$10,015
1/31/2016	$8,652	$8,855	$8,907	$9,518
2/29/2016	$8,632	$8,994	$9,008	$9,505
3/31/2016	$9,256	$9,635	$9,746	$10,150
4/30/2016	$9,272	$9,630	$9,849	$10,189
5/31/2016	$9,584	$9,787	$10,010	$10,372
6/30/2016	$9,487	$9,786	$10,056	$10,399
7/31/2016	$9,886	$10,271	$10,515	$10,783
8/31/2016	$9,784	$10,240	$10,489	$10,798
9/30/2016	$9,733	$10,235	$10,510	$10,800
10/31/2016	$9,364	$9,820	$10,176	$10,603
11/30/2016	$9,681	$10,246	$10,725	$10,996
12/31/2016	$9,555	$10,282	$10,847	$11,213
1/31/2017	$9,982	$10,625	$11,109	$11,426
2/28/2017	$10,136	$10,930	$11,423	$11,879
3/31/2017	$10,215	$10,991	$11,405	$11,893
4/30/2017	$10,463	$11,154	$11,493	$12,015
5/31/2017	$10,685	$11,420	$11,598	$12,184
6/30/2017	$10,743	$11,454	$11,713	$12,260
7/31/2017	$10,843	$11,646	$11,886	$12,512
8/31/2017	$10,970	$11,728	$11,793	$12,551
9/30/2017	$11,197	$12,059	$12,120	$12,810
10/31/2017	$11,409	$12,397	$12,322	$13,109
11/30/2017	$11,731	$12,811	$12,737	$13,511
12/31/2017	$11,737	$12,880	$12,856	$13,661
1/31/2018	$12,330	$13,609	$13,339	$14,443
2/28/2018	$11,938	$13,182	$12,788	$13,911
3/31/2018	$11,944	$13,160	$12,796	$13,557
4/30/2018	$11,835	$13,036	$12,777	$13,609
5/31/2018	$12,232	$13,523	$13,067	$13,937
6/30/2018	$12,238	$13,576	$13,157	$14,023
7/31/2018	$12,567	$13,867	$13,485	$14,544
8/31/2018	$13,102	$14,666	$13,904	$15,018
9/30/2018	$13,172	$14,604	$13,815	$15,104
10/31/2018	$11,973	$13,158	$12,667	$14,072
11/30/2018	$12,365	$13,493	$12,978	$14,358
12/31/2018	$11,342	$12,268	$11,691	$13,062
1/31/2019	$12,516	$13,678	$12,952	$14,109
2/28/2019	$13,354	$14,480	$13,509	$14,562
3/31/2019	$13,592	$14,675	$13,624	$14,845
4/30/2019	$14,112	$15,335	$14,143	$15,446
5/31/2019	$13,568	$14,453	$13,275	$14,464
6/30/2019	$14,461	$15,468	$14,187	$15,483
7/31/2019	$14,693	$15,829	$14,389	$15,706
8/31/2019	$14,424	$15,541	$13,979	$15,457
9/30/2019	$14,241	$15,364	$14,255	$15,746
10/31/2019	$14,595	$15,649	$14,405	$16,087
11/30/2019	$15,268	$16,427	$14,919	$16,671
12/31/2019	$15,511	$16,620	$15,262	$17,175
1/31/2020	$15,827	$16,775	$15,139	$17,168
2/29/2020	$14,819	$15,618	$13,824	$15,755
3/31/2020	$12,505	$13,289	$11,130	$13,809
4/30/2020	$14,373	$15,370	$12,729	$15,579
5/31/2020	$15,969	$16,914	$13,624	$16,321
6/30/2020	$16,486	$17,311	$13,869	$16,645
7/31/2020	$17,760	$18,693	$14,683	$17,584
8/31/2020	$18,406	$19,202	$15,200	$18,848
9/30/2020	$18,302	$18,933	$14,904	$18,132
10/31/2020	$18,509	$18,956	$14,999	$17,650
11/30/2020	$20,726	$21,503	$17,072	$19,582
12/31/2020	$21,724	$22,534	$17,872	$20,335
1/31/2021	$21,314	$22,459	$17,824	$20,129
2/28/2021	$22,074	$22,842	$18,817	$20,684
3/31/2021	$21,388	$22,407	$19,326	$21,590
4/30/2021	$22,626	$23,666	$20,311	$22,742
5/31/2021	$21,754	$23,304	$20,474	$22,901
6/30/2021	$23,021	$24,888	$20,776	$23,436
7/31/2021	$23,566	$25,144	$20,935	$23,993
8/31/2021	$24,229	$25,955	$21,468	$24,722
9/30/2021	$23,163	$24,698	$20,583	$23,572
10/31/2021	$24,438	$26,430	$21,807	$25,224
11/30/2021	$23,230	$25,313	$21,048	$25,049
12/31/2021	$23,159	$25,402	$21,908	$26,172
1/31/2022	$19,956	$22,124	$20,294	$24,817
2/28/2022	$19,715	$21,856	$20,148	$24,074
3/31/2022	$19,706	$22,207	$20,664	$24,968
4/30/2022	$17,619	$19,706	$19,072	$22,791
5/31/2022	$16,834	$18,943	$19,087	$22,833
6/30/2022	$15,968	$17,527	$17,182	$20,948
7/31/2022	$17,779	$19,672	$18,878	$22,879
8/31/2022	$17,012	$19,028	$18,286	$21,946
9/30/2022	$15,505	$17,413	$16,591	$19,925
10/31/2022	$16,370	$18,781	$18,064	$21,538
11/30/2022	$16,914	$19,803	$19,149	$22,742
12/31/2022	$15,612	$18,615	$18,114	$21,432
1/31/2023	$16,557	$20,239	$19,619	$22,778
2/28/2023	$16,138	$20,039	$19,143	$22,223
3/31/2023	$16,673	$20,315	$18,849	$23,038
4/30/2023	$16,129	$20,021	$18,750	$23,398
5/31/2023	$16,477	$20,033	$18,226	$23,500
6/30/2023	$17,423	$21,582	$19,746	$25,053
7/31/2023	$17,788	$22,235	$20,530	$25,857
8/31/2023	$16,896	$21,502	$19,818	$25,446
9/30/2023	$15,772	$20,454	$18,822	$24,232
10/31/2023	$14,621	$19,410	$17,882	$23,723
11/30/2023	$16,486	$21,778	$19,711	$25,889
12/31/2023	$17,307	$23,429	$21,235	$27,066
1/31/2024	$17,851	$23,303	$20,933	$27,520
2/29/2024	$19,617	$25,055	$22,102	$28,990
3/31/2024	$19,956	$25,655	$23,061	$29,923
4/30/2024	$18,761	$24,165	$21,815	$28,700
5/31/2024	$19,064	$24,422	$22,438	$30,124
6/30/2024	$19,483	$24,830	$22,289	$31,204
7/31/2024	$18,841	$24,981	$23,339	$31,584
8/31/2024	$19,644	$25,601	$23,812	$32,350
9/30/2024	$20,598	$26,454	$24,342	$33,041
10/31/2024	$21,276	$26,916	$24,211	$32,742
11/30/2024	$24,238	$30,504	$26,347	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	47.02%	9.68%	9.86%
Russell Mid Cap Growth Index	40.07%	13.18%	12.57%
Russell Mid Cap Index	33.66%	12.05%	10.83%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LGOSX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8716-R4

01/25

Class R5

LGOTX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.43%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,217	$10,162	$10,074	$10,210
8/31/2015	$9,600	$9,571	$9,543	$9,594
9/30/2015	$9,228	$9,201	$9,199	$9,356
10/31/2015	$9,665	$9,780	$9,769	$10,145
11/30/2015	$9,657	$9,801	$9,794	$10,176
12/31/2015	$9,469	$9,580	$9,532	$10,015
1/31/2016	$8,664	$8,855	$8,907	$9,518
2/29/2016	$8,646	$8,994	$9,008	$9,505
3/31/2016	$9,276	$9,635	$9,746	$10,150
4/30/2016	$9,290	$9,630	$9,849	$10,189
5/31/2016	$9,607	$9,787	$10,010	$10,372
6/30/2016	$9,510	$9,786	$10,056	$10,399
7/31/2016	$9,915	$10,271	$10,515	$10,783
8/31/2016	$9,814	$10,240	$10,489	$10,798
9/30/2016	$9,768	$10,235	$10,510	$10,800
10/31/2016	$9,395	$9,820	$10,176	$10,603
11/30/2016	$9,717	$10,246	$10,725	$10,996
12/31/2016	$9,594	$10,282	$10,847	$11,213
1/31/2017	$10,025	$10,625	$11,109	$11,426
2/28/2017	$10,181	$10,930	$11,423	$11,879
3/31/2017	$10,261	$10,991	$11,405	$11,893
4/30/2017	$10,512	$11,154	$11,493	$12,015
5/31/2017	$10,739	$11,420	$11,598	$12,184
6/30/2017	$10,805	$11,454	$11,713	$12,260
7/31/2017	$10,904	$11,646	$11,886	$12,512
8/31/2017	$11,037	$11,728	$11,793	$12,551
9/30/2017	$11,268	$12,059	$12,120	$12,810
10/31/2017	$11,481	$12,397	$12,322	$13,109
11/30/2017	$11,807	$12,811	$12,737	$13,511
12/31/2017	$11,818	$12,880	$12,856	$13,661
1/31/2018	$12,420	$13,609	$13,339	$14,443
2/28/2018	$12,022	$13,182	$12,788	$13,911
3/31/2018	$12,032	$13,160	$12,796	$13,557
4/30/2018	$11,925	$13,036	$12,777	$13,609
5/31/2018	$12,328	$13,523	$13,067	$13,937
6/30/2018	$12,339	$13,576	$13,157	$14,023
7/31/2018	$12,671	$13,867	$13,485	$14,544
8/31/2018	$13,212	$14,666	$13,904	$15,018
9/30/2018	$13,288	$14,604	$13,815	$15,104
10/31/2018	$12,078	$13,158	$12,667	$14,072
11/30/2018	$12,476	$13,493	$12,978	$14,358
12/31/2018	$11,448	$12,268	$11,691	$13,062
1/31/2019	$12,637	$13,678	$12,952	$14,109
2/28/2019	$13,487	$14,480	$13,509	$14,562
3/31/2019	$13,729	$14,675	$13,624	$14,845
4/30/2019	$14,256	$15,335	$14,143	$15,446
5/31/2019	$13,713	$14,453	$13,275	$14,464
6/30/2019	$14,611	$15,468	$14,187	$15,483
7/31/2019	$14,853	$15,829	$14,389	$15,706
8/31/2019	$14,584	$15,541	$13,979	$15,457
9/30/2019	$14,396	$15,364	$14,255	$15,746
10/31/2019	$14,762	$15,649	$14,405	$16,087
11/30/2019	$15,445	$16,427	$14,919	$16,671
12/31/2019	$15,696	$16,620	$15,262	$17,175
1/31/2020	$16,018	$16,775	$15,139	$17,168
2/29/2020	$14,996	$15,618	$13,824	$15,755
3/31/2020	$12,660	$13,289	$11,130	$13,809
4/30/2020	$14,551	$15,370	$12,729	$15,579
5/31/2020	$16,176	$16,914	$13,624	$16,321
6/30/2020	$16,701	$17,311	$13,869	$16,645
7/31/2020	$17,994	$18,693	$14,683	$17,584
8/31/2020	$18,654	$19,202	$15,200	$18,848
9/30/2020	$18,552	$18,933	$14,904	$18,132
10/31/2020	$18,767	$18,956	$14,999	$17,650
11/30/2020	$21,019	$21,503	$17,072	$19,582
12/31/2020	$22,038	$22,534	$17,872	$20,335
1/31/2021	$21,624	$22,459	$17,824	$20,129
2/28/2021	$22,402	$22,842	$18,817	$20,684
3/31/2021	$21,706	$22,407	$19,326	$21,590
4/30/2021	$22,969	$23,666	$20,311	$22,742
5/31/2021	$22,089	$23,304	$20,474	$22,901
6/30/2021	$23,377	$24,888	$20,776	$23,436
7/31/2021	$23,938	$25,144	$20,935	$23,993
8/31/2021	$24,614	$25,955	$21,468	$24,722
9/30/2021	$23,537	$24,698	$20,583	$23,572
10/31/2021	$24,837	$26,430	$21,807	$25,224
11/30/2021	$23,613	$25,313	$21,048	$25,049
12/31/2021	$23,545	$25,402	$21,908	$26,172
1/31/2022	$20,298	$22,124	$20,294	$24,817
2/28/2022	$20,054	$21,856	$20,148	$24,074
3/31/2022	$20,046	$22,207	$20,664	$24,968
4/30/2022	$17,931	$19,706	$19,072	$22,791
5/31/2022	$17,139	$18,943	$19,087	$22,833
6/30/2022	$16,259	$17,527	$17,182	$20,948
7/31/2022	$18,108	$19,672	$18,878	$22,879
8/31/2022	$17,324	$19,028	$18,286	$21,946
9/30/2022	$15,793	$17,413	$16,591	$19,925
10/31/2022	$16,681	$18,781	$18,064	$21,538
11/30/2022	$17,236	$19,803	$19,149	$22,742
12/31/2022	$15,911	$18,615	$18,114	$21,432
1/31/2023	$16,880	$20,239	$19,619	$22,778
2/28/2023	$16,451	$20,039	$19,143	$22,223
3/31/2023	$17,006	$20,315	$18,849	$23,038
4/30/2023	$16,459	$20,021	$18,750	$23,398
5/31/2023	$16,807	$20,033	$18,226	$23,500
6/30/2023	$17,783	$21,582	$19,746	$25,053
7/31/2023	$18,160	$22,235	$20,530	$25,857
8/31/2023	$17,250	$21,502	$19,818	$25,446
9/30/2023	$16,111	$20,454	$18,822	$24,232
10/31/2023	$14,935	$19,410	$17,882	$23,723
11/30/2023	$16,843	$21,778	$19,711	$25,889
12/31/2023	$17,679	$23,429	$21,235	$27,066
1/31/2024	$18,249	$23,303	$20,933	$27,520
2/29/2024	$20,054	$25,055	$22,102	$28,990
3/31/2024	$20,416	$25,655	$23,061	$29,923
4/30/2024	$19,196	$24,165	$21,815	$28,700
5/31/2024	$19,514	$24,422	$22,438	$30,124
6/30/2024	$19,943	$24,830	$22,289	$31,204
7/31/2024	$19,292	$24,981	$23,339	$31,584
8/31/2024	$20,113	$25,601	$23,812	$32,350
9/30/2024	$21,097	$26,454	$24,342	$33,041
10/31/2024	$21,792	$26,916	$24,211	$32,742
11/30/2024	$24,832	$30,504	$26,347	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	47.43%	9.96%	10.14%
Russell Mid Cap Growth Index	40.07%	13.18%	12.57%
Russell Mid Cap Index	33.66%	12.05%	10.83%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LGOTX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8748-R5

01/25

Class R6

LGOVX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.48%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,217	$10,162	$10,074	$10,210
8/31/2015	$9,600	$9,571	$9,543	$9,594
9/30/2015	$9,228	$9,201	$9,199	$9,356
10/31/2015	$9,669	$9,780	$9,769	$10,145
11/30/2015	$9,661	$9,801	$9,794	$10,176
12/31/2015	$9,477	$9,580	$9,532	$10,015
1/31/2016	$8,672	$8,855	$8,907	$9,518
2/29/2016	$8,654	$8,994	$9,008	$9,505
3/31/2016	$9,284	$9,635	$9,746	$10,150
4/30/2016	$9,302	$9,630	$9,849	$10,189
5/31/2016	$9,620	$9,787	$10,010	$10,372
6/30/2016	$9,523	$9,786	$10,056	$10,399
7/31/2016	$9,928	$10,271	$10,515	$10,783
8/31/2016	$9,831	$10,240	$10,489	$10,798
9/30/2016	$9,785	$10,235	$10,510	$10,800
10/31/2016	$9,413	$9,820	$10,176	$10,603
11/30/2016	$9,739	$10,246	$10,725	$10,996
12/31/2016	$9,612	$10,282	$10,847	$11,213
1/31/2017	$10,042	$10,625	$11,109	$11,426
2/28/2017	$10,198	$10,930	$11,423	$11,879
3/31/2017	$10,288	$10,991	$11,405	$11,893
4/30/2017	$10,538	$11,154	$11,493	$12,015
5/31/2017	$10,765	$11,420	$11,598	$12,184
6/30/2017	$10,831	$11,454	$11,713	$12,260
7/31/2017	$10,931	$11,646	$11,886	$12,512
8/31/2017	$11,068	$11,728	$11,793	$12,551
9/30/2017	$11,299	$12,059	$12,120	$12,810
10/31/2017	$11,512	$12,397	$12,322	$13,109
11/30/2017	$11,843	$12,811	$12,737	$13,511
12/31/2017	$11,853	$12,880	$12,856	$13,661
1/31/2018	$12,456	$13,609	$13,339	$14,443
2/28/2018	$12,063	$13,182	$12,788	$13,911
3/31/2018	$12,068	$13,160	$12,796	$13,557
4/30/2018	$11,966	$13,036	$12,777	$13,609
5/31/2018	$12,369	$13,523	$13,067	$13,937
6/30/2018	$12,379	$13,576	$13,157	$14,023
7/31/2018	$12,711	$13,867	$13,485	$14,544
8/31/2018	$13,262	$14,666	$13,904	$15,018
9/30/2018	$13,334	$14,604	$13,815	$15,104
10/31/2018	$12,124	$13,158	$12,667	$14,072
11/30/2018	$12,522	$13,493	$12,978	$14,358
12/31/2018	$11,488	$12,268	$11,691	$13,062
1/31/2019	$12,682	$13,678	$12,952	$14,109
2/28/2019	$13,537	$14,480	$13,509	$14,562
3/31/2019	$13,779	$14,675	$13,624	$14,845
4/30/2019	$14,311	$15,335	$14,143	$15,446
5/31/2019	$13,762	$14,453	$13,275	$14,464
6/30/2019	$14,671	$15,468	$14,187	$15,483
7/31/2019	$14,913	$15,829	$14,389	$15,706
8/31/2019	$14,644	$15,541	$13,979	$15,457
9/30/2019	$14,456	$15,364	$14,255	$15,746
10/31/2019	$14,822	$15,649	$14,405	$16,087
11/30/2019	$15,510	$16,427	$14,919	$16,671
12/31/2019	$15,761	$16,620	$15,262	$17,175
1/31/2020	$16,088	$16,775	$15,139	$17,168
2/29/2020	$15,062	$15,618	$13,824	$15,755
3/31/2020	$12,716	$13,289	$11,130	$13,809
4/30/2020	$14,616	$15,370	$12,729	$15,579
5/31/2020	$16,252	$16,914	$13,624	$16,321
6/30/2020	$16,776	$17,311	$13,869	$16,645
7/31/2020	$18,079	$18,693	$14,683	$17,584
8/31/2020	$18,744	$19,202	$15,200	$18,848
9/30/2020	$18,643	$18,933	$14,904	$18,132
10/31/2020	$18,857	$18,956	$14,999	$17,650
11/30/2020	$21,124	$21,503	$17,072	$19,582
12/31/2020	$22,147	$22,534	$17,872	$20,335
1/31/2021	$21,733	$22,459	$17,824	$20,129
2/28/2021	$22,510	$22,842	$18,817	$20,684
3/31/2021	$21,823	$22,407	$19,326	$21,590
4/30/2021	$23,089	$23,666	$20,311	$22,742
5/31/2021	$22,204	$23,304	$20,474	$22,901
6/30/2021	$23,503	$24,888	$20,776	$23,436
7/31/2021	$24,070	$25,144	$20,935	$23,993
8/31/2021	$24,744	$25,955	$21,468	$24,722
9/30/2021	$23,669	$24,698	$20,583	$23,572
10/31/2021	$24,974	$26,430	$21,807	$25,224
11/30/2021	$23,751	$25,313	$21,048	$25,049
12/31/2021	$23,685	$25,402	$21,908	$26,172
1/31/2022	$20,417	$22,124	$20,294	$24,817
2/28/2022	$20,174	$21,856	$20,148	$24,074
3/31/2022	$20,166	$22,207	$20,664	$24,968
4/30/2022	$18,042	$19,706	$19,072	$22,791
5/31/2022	$17,238	$18,943	$19,087	$22,833
6/30/2022	$16,360	$17,527	$17,182	$20,948
7/31/2022	$18,219	$19,672	$18,878	$22,879
8/31/2022	$17,437	$19,028	$18,286	$21,946
9/30/2022	$15,896	$17,413	$16,591	$19,925
10/31/2022	$16,788	$18,781	$18,064	$21,538
11/30/2022	$17,349	$19,803	$19,149	$22,742
12/31/2022	$16,021	$18,615	$18,114	$21,432
1/31/2023	$16,995	$20,239	$19,619	$22,778
2/28/2023	$16,559	$20,039	$19,143	$22,223
3/31/2023	$17,120	$20,315	$18,849	$23,038
4/30/2023	$16,567	$20,021	$18,750	$23,398
5/31/2023	$16,928	$20,033	$18,226	$23,500
6/30/2023	$17,909	$21,582	$19,746	$25,053
7/31/2023	$18,285	$22,235	$20,530	$25,857
8/31/2023	$17,371	$21,502	$19,818	$25,446
9/30/2023	$16,220	$20,454	$18,822	$24,232
10/31/2023	$15,047	$19,410	$17,882	$23,723
11/30/2023	$16,965	$21,778	$19,711	$25,889
12/31/2023	$17,813	$23,429	$21,235	$27,066
1/31/2024	$18,381	$23,303	$20,933	$27,520
2/29/2024	$20,203	$25,055	$22,102	$28,990
3/31/2024	$20,565	$25,655	$23,061	$29,923
4/30/2024	$19,340	$24,165	$21,815	$28,700
5/31/2024	$19,657	$24,422	$22,438	$30,124
6/30/2024	$20,093	$24,830	$22,289	$31,204
7/31/2024	$19,436	$24,981	$23,339	$31,584
8/31/2024	$20,270	$25,601	$23,812	$32,350
9/30/2024	$21,258	$26,454	$24,342	$33,041
10/31/2024	$21,959	$26,916	$24,211	$32,742
11/30/2024	$25,020	$30,504	$26,347	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	47.48%	10.04%	10.23%
Russell Mid Cap Growth Index	40.07%	13.18%	12.57%
Russell Mid Cap Index	33.66%	12.05%	10.83%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGOVX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8780-R6

01/25

Class A

LRSCX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.47%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$9,425	$10,000	$10,000
12/31/2014	$9,547	$10,273	$9,975
1/31/2015	$9,278	$9,846	$9,675
2/28/2015	$9,794	$10,303	$10,231
3/31/2015	$9,990	$10,477	$10,070
4/30/2015	$9,783	$10,253	$10,166
5/31/2015	$9,837	$10,338	$10,297
6/30/2015	$9,961	$10,351	$10,098
7/31/2015	$9,870	$10,066	$10,309
8/31/2015	$9,249	$9,572	$9,687
9/30/2015	$9,060	$9,240	$9,448
10/31/2015	$9,688	$9,758	$10,244
11/30/2015	$9,874	$10,035	$10,275
12/31/2015	$9,435	$9,506	$10,113
1/31/2016	$8,873	$8,867	$9,611
2/29/2016	$8,882	$8,928	$9,598
3/31/2016	$9,544	$9,668	$10,249
4/30/2016	$9,630	$9,873	$10,289
5/31/2016	$9,875	$10,054	$10,474
6/30/2016	$9,911	$10,084	$10,501
7/31/2016	$10,301	$10,628	$10,888
8/31/2016	$10,478	$10,892	$10,903
9/30/2016	$10,509	$10,978	$10,905
10/31/2016	$10,124	$10,617	$10,706
11/30/2016	$11,171	$12,027	$11,103
12/31/2016	$11,366	$12,523	$11,322
1/31/2017	$11,340	$12,434	$11,537
2/28/2017	$11,423	$12,614	$11,995
3/31/2017	$11,418	$12,507	$12,009
4/30/2017	$11,459	$12,556	$12,132
5/31/2017	$11,258	$12,165	$12,303
6/30/2017	$11,397	$12,591	$12,380
7/31/2017	$11,402	$12,670	$12,635
8/31/2017	$11,139	$12,359	$12,673
9/30/2017	$11,625	$13,234	$12,935
10/31/2017	$11,878	$13,251	$13,237
11/30/2017	$12,225	$13,635	$13,642
12/31/2017	$12,083	$13,505	$13,794
1/31/2018	$12,415	$13,671	$14,584
2/28/2018	$11,882	$12,988	$14,046
3/31/2018	$11,930	$13,148	$13,689
4/30/2018	$12,042	$13,376	$13,742
5/31/2018	$12,651	$14,154	$14,073
6/30/2018	$12,740	$14,240	$14,160
7/31/2018	$12,977	$14,492	$14,686
8/31/2018	$13,722	$14,837	$15,165
9/30/2018	$13,545	$14,469	$15,251
10/31/2018	$12,101	$13,173	$14,209
11/30/2018	$12,107	$13,386	$14,498
12/31/2018	$10,648	$11,768	$13,189
1/31/2019	$11,735	$13,055	$14,246
2/28/2019	$12,253	$13,562	$14,704
3/31/2019	$11,969	$13,171	$14,989
4/30/2019	$12,552	$13,669	$15,596
5/31/2019	$11,245	$12,553	$14,605
6/30/2019	$12,033	$13,352	$15,635
7/31/2019	$12,040	$13,374	$15,859
8/31/2019	$11,514	$12,627	$15,608
9/30/2019	$12,054	$13,276	$15,900
10/31/2019	$12,090	$13,597	$16,245
11/30/2019	$12,417	$13,916	$16,834
12/31/2019	$12,806	$14,403	$17,342
1/31/2020	$12,304	$13,626	$17,335
2/29/2020	$10,970	$12,302	$15,908
3/31/2020	$7,979	$9,267	$13,944
4/30/2020	$9,041	$10,410	$15,731
5/31/2020	$9,577	$10,709	$16,480
6/30/2020	$9,831	$11,019	$16,808
7/31/2020	$10,052	$11,246	$17,756
8/31/2020	$10,299	$11,852	$19,032
9/30/2020	$9,721	$11,300	$18,309
10/31/2020	$10,069	$11,704	$17,822
11/30/2020	$11,871	$13,964	$19,773
12/31/2020	$12,617	$15,070	$20,533
1/31/2021	$12,934	$15,863	$20,326
2/28/2021	$14,317	$17,353	$20,886
3/31/2021	$14,901	$18,260	$21,801
4/30/2021	$15,511	$18,630	$22,964
5/31/2021	$15,717	$19,209	$23,125
6/30/2021	$15,330	$19,093	$23,665
7/31/2021	$14,841	$18,410	$24,227
8/31/2021	$15,047	$18,902	$24,963
9/30/2021	$14,807	$18,524	$23,802
10/31/2021	$15,511	$19,230	$25,470
11/30/2021	$15,133	$18,573	$25,294
12/31/2021	$15,951	$19,331	$26,427
1/31/2022	$15,090	$18,204	$25,060
2/28/2022	$15,171	$18,505	$24,309
3/31/2022	$14,918	$18,867	$25,212
4/30/2022	$13,723	$17,403	$23,013
5/31/2022	$13,926	$17,737	$23,056
6/30/2022	$12,376	$15,985	$21,152
7/31/2022	$13,450	$17,532	$23,103
8/31/2022	$13,105	$16,978	$22,161
9/30/2022	$11,768	$15,248	$20,120
10/31/2022	$13,186	$17,167	$21,749
11/30/2022	$13,743	$17,692	$22,964
12/31/2022	$13,161	$16,531	$21,641
1/31/2023	$14,434	$18,108	$23,001
2/28/2023	$14,444	$17,691	$22,440
3/31/2023	$13,845	$16,422	$23,263
4/30/2023	$13,761	$16,013	$23,626
5/31/2023	$13,498	$15,698	$23,729
6/30/2023	$14,634	$16,945	$25,297
7/31/2023	$15,339	$18,224	$26,110
8/31/2023	$14,907	$17,347	$25,694
9/30/2023	$14,097	$16,443	$24,469
10/31/2023	$13,319	$15,463	$23,955
11/30/2023	$14,350	$16,854	$26,142
12/31/2023	$15,768	$18,952	$27,330
1/31/2024	$15,505	$18,091	$27,789
2/29/2024	$16,052	$18,683	$29,273
3/31/2024	$16,684	$19,502	$30,215
4/30/2024	$15,684	$18,259	$28,981
5/31/2024	$16,674	$19,113	$30,418
6/30/2024	$16,431	$18,791	$31,509
7/31/2024	$17,990	$21,081	$31,893
8/31/2024	$17,811	$20,686	$32,666
9/30/2024	$17,601	$20,699	$33,364
10/31/2024	$17,358	$20,375	$33,061
11/30/2024	$19,296	$22,340	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	34.47%	9.22%	7.43%
Class A with sales charge	26.76%	7.93%	6.79%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LRSCX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-261-A

01/25

Class C

LSRCX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.45%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,123	$10,273	$9,975
1/31/2015	$9,829	$9,846	$9,675
2/28/2015	$10,371	$10,303	$10,231
3/31/2015	$10,573	$10,477	$10,070
4/30/2015	$10,345	$10,253	$10,166
5/31/2015	$10,402	$10,338	$10,297
6/30/2015	$10,521	$10,351	$10,098
7/31/2015	$10,423	$10,066	$10,309
8/31/2015	$9,762	$9,572	$9,687
9/30/2015	$9,555	$9,240	$9,448
10/31/2015	$10,211	$9,758	$10,244
11/30/2015	$10,397	$10,035	$10,275
12/31/2015	$9,928	$9,506	$10,113
1/31/2016	$9,328	$8,867	$9,611
2/29/2016	$9,335	$8,928	$9,598
3/31/2016	$10,026	$9,668	$10,249
4/30/2016	$10,111	$9,873	$10,289
5/31/2016	$10,358	$10,054	$10,474
6/30/2016	$10,393	$10,084	$10,501
7/31/2016	$10,796	$10,628	$10,888
8/31/2016	$10,972	$10,892	$10,903
9/30/2016	$10,993	$10,978	$10,905
10/31/2016	$10,591	$10,617	$10,706
11/30/2016	$11,677	$12,027	$11,103
12/31/2016	$11,874	$12,523	$11,322
1/31/2017	$11,839	$12,434	$11,537
2/28/2017	$11,917	$12,614	$11,995
3/31/2017	$11,900	$12,507	$12,009
4/30/2017	$11,943	$12,556	$12,132
5/31/2017	$11,727	$12,165	$12,303
6/30/2017	$11,865	$12,591	$12,380
7/31/2017	$11,865	$12,670	$12,635
8/31/2017	$11,580	$12,359	$12,673
9/30/2017	$12,081	$13,234	$12,935
10/31/2017	$12,341	$13,251	$13,237
11/30/2017	$12,687	$13,635	$13,642
12/31/2017	$12,536	$13,505	$13,794
1/31/2018	$12,872	$13,671	$14,584
2/28/2018	$12,309	$12,988	$14,046
3/31/2018	$12,352	$13,148	$13,689
4/30/2018	$12,460	$13,376	$13,742
5/31/2018	$13,089	$14,154	$14,073
6/30/2018	$13,165	$14,240	$14,160
7/31/2018	$13,404	$14,492	$14,686
8/31/2018	$14,163	$14,837	$15,165
9/30/2018	$13,979	$14,469	$15,251
10/31/2018	$12,482	$13,173	$14,209
11/30/2018	$12,471	$13,386	$14,498
12/31/2018	$10,969	$11,768	$13,189
1/31/2019	$12,080	$13,055	$14,246
2/28/2019	$12,605	$13,562	$14,704
3/31/2019	$12,296	$13,171	$14,989
4/30/2019	$12,898	$13,669	$15,596
5/31/2019	$11,540	$12,553	$14,605
6/30/2019	$12,342	$13,352	$15,635
7/31/2019	$12,342	$13,374	$15,859
8/31/2019	$11,802	$12,627	$15,608
9/30/2019	$12,342	$13,276	$15,900
10/31/2019	$12,373	$13,597	$16,245
11/30/2019	$12,697	$13,916	$16,834
12/31/2019	$13,093	$14,403	$17,342
1/31/2020	$12,552	$13,626	$17,335
2/29/2020	$11,189	$12,302	$15,908
3/31/2020	$8,133	$9,267	$13,944
4/30/2020	$9,214	$10,410	$15,731
5/31/2020	$9,755	$10,709	$16,480
6/30/2020	$10,013	$11,019	$16,808
7/31/2020	$10,225	$11,246	$17,756
8/31/2020	$10,460	$11,852	$19,032
9/30/2020	$9,872	$11,300	$18,309
10/31/2020	$10,225	$11,704	$17,822
11/30/2020	$12,035	$13,964	$19,773
12/31/2020	$12,780	$15,070	$20,533
1/31/2021	$13,093	$15,863	$20,326
2/28/2021	$14,492	$17,353	$20,886
3/31/2021	$15,070	$18,260	$21,801
4/30/2021	$15,673	$18,630	$22,964
5/31/2021	$15,890	$19,209	$23,125
6/30/2021	$15,480	$19,093	$23,665
7/31/2021	$14,974	$18,410	$24,227
8/31/2021	$15,167	$18,902	$24,963
9/30/2021	$14,926	$18,524	$23,802
10/31/2021	$15,625	$19,230	$25,470
11/30/2021	$15,239	$18,573	$25,294
12/31/2021	$16,045	$19,331	$26,427
1/31/2022	$15,170	$18,204	$25,060
2/28/2022	$15,254	$18,505	$24,309
3/31/2022	$14,962	$18,867	$25,212
4/30/2022	$13,753	$17,403	$23,013
5/31/2022	$13,962	$17,737	$23,056
6/30/2022	$12,378	$15,985	$21,152
7/31/2022	$13,461	$17,532	$23,103
8/31/2022	$13,128	$16,978	$22,161
9/30/2022	$11,753	$15,248	$20,120
10/31/2022	$13,170	$17,167	$21,749
11/30/2022	$13,711	$17,692	$22,964
12/31/2022	$13,155	$16,531	$21,641
1/31/2023	$14,387	$18,108	$23,001
2/28/2023	$14,387	$17,691	$22,440
3/31/2023	$13,796	$16,422	$23,263
4/30/2023	$13,697	$16,013	$23,626
5/31/2023	$13,451	$15,698	$23,729
6/30/2023	$14,535	$16,945	$25,297
7/31/2023	$15,225	$18,224	$26,110
8/31/2023	$14,781	$17,347	$25,694
9/30/2023	$13,993	$16,443	$24,469
10/31/2023	$13,205	$15,463	$23,955
11/30/2023	$14,239	$16,854	$26,142
12/31/2023	$15,629	$18,952	$27,330
1/31/2024	$15,331	$18,091	$27,789
2/29/2024	$15,877	$18,683	$29,273
3/31/2024	$16,522	$19,502	$30,215
4/30/2024	$15,480	$18,259	$28,981
5/31/2024	$16,472	$19,113	$30,418
6/30/2024	$16,224	$18,791	$31,509
7/31/2024	$17,762	$21,081	$31,893
8/31/2024	$17,564	$20,686	$32,666
9/30/2024	$17,366	$20,699	$33,364
10/31/2024	$17,068	$20,375	$33,061
11/30/2024	$19,003	$22,340	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	33.45%	8.40%	6.63%
Class C with sales charge	32.45%	8.40%	6.63%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LSRCX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-674-C

01/25

Class F

LRSFX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$124	1.06%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.69%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,132	$10,273	$9,975
1/31/2015	$9,846	$9,846	$9,675
2/28/2015	$10,394	$10,303	$10,231
3/31/2015	$10,606	$10,477	$10,070
4/30/2015	$10,386	$10,253	$10,166
5/31/2015	$10,448	$10,338	$10,297
6/30/2015	$10,579	$10,351	$10,098
7/31/2015	$10,483	$10,066	$10,309
8/31/2015	$9,827	$9,572	$9,687
9/30/2015	$9,627	$9,240	$9,448
10/31/2015	$10,294	$9,758	$10,244
11/30/2015	$10,490	$10,035	$10,275
12/31/2015	$10,030	$9,506	$10,113
1/31/2016	$9,428	$8,867	$9,611
2/29/2016	$9,438	$8,928	$9,598
3/31/2016	$10,150	$9,668	$10,249
4/30/2016	$10,241	$9,873	$10,289
5/31/2016	$10,501	$10,054	$10,474
6/30/2016	$10,539	$10,084	$10,501
7/31/2016	$10,958	$10,628	$10,888
8/31/2016	$11,146	$10,892	$10,903
9/30/2016	$11,179	$10,978	$10,905
10/31/2016	$10,775	$10,617	$10,706
11/30/2016	$11,891	$12,027	$11,103
12/31/2016	$12,098	$12,523	$11,322
1/31/2017	$12,076	$12,434	$11,537
2/28/2017	$12,158	$12,614	$11,995
3/31/2017	$12,153	$12,507	$12,009
4/30/2017	$12,202	$12,556	$12,132
5/31/2017	$11,994	$12,165	$12,303
6/30/2017	$12,142	$12,591	$12,380
7/31/2017	$12,147	$12,670	$12,635
8/31/2017	$11,868	$12,359	$12,673
9/30/2017	$12,389	$13,234	$12,935
10/31/2017	$12,658	$13,251	$13,237
11/30/2017	$13,031	$13,635	$13,642
12/31/2017	$12,881	$13,505	$13,794
1/31/2018	$13,239	$13,671	$14,584
2/28/2018	$12,668	$12,988	$14,046
3/31/2018	$12,718	$13,148	$13,689
4/30/2018	$12,837	$13,376	$13,742
5/31/2018	$13,496	$14,154	$14,073
6/30/2018	$13,590	$14,240	$14,160
7/31/2018	$13,847	$14,492	$14,686
8/31/2018	$14,637	$14,837	$15,165
9/30/2018	$14,455	$14,469	$15,251
10/31/2018	$12,919	$13,173	$14,209
11/30/2018	$12,925	$13,386	$14,498
12/31/2018	$11,365	$11,768	$13,189
1/31/2019	$12,530	$13,055	$14,246
2/28/2019	$13,079	$13,562	$14,704
3/31/2019	$12,778	$13,171	$14,989
4/30/2019	$13,410	$13,669	$15,596
5/31/2019	$12,012	$12,553	$14,605
6/30/2019	$12,854	$13,352	$15,635
7/31/2019	$12,861	$13,374	$15,859
8/31/2019	$12,305	$12,627	$15,608
9/30/2019	$12,884	$13,276	$15,900
10/31/2019	$12,921	$13,597	$16,245
11/30/2019	$13,275	$13,916	$16,834
12/31/2019	$13,692	$14,403	$17,342
1/31/2020	$13,153	$13,626	$17,335
2/29/2020	$11,732	$12,302	$15,908
3/31/2020	$8,532	$9,267	$13,944
4/30/2020	$9,674	$10,410	$15,731
5/31/2020	$10,240	$10,709	$16,480
6/30/2020	$10,519	$11,019	$16,808
7/31/2020	$10,761	$11,246	$17,756
8/31/2020	$11,022	$11,852	$19,032
9/30/2020	$10,411	$11,300	$18,309
10/31/2020	$10,779	$11,704	$17,822
11/30/2020	$12,712	$13,964	$19,773
12/31/2020	$13,513	$15,070	$20,533
1/31/2021	$13,859	$15,863	$20,326
2/28/2021	$15,342	$17,353	$20,886
3/31/2021	$15,961	$18,260	$21,801
4/30/2021	$16,616	$18,630	$22,964
5/31/2021	$16,844	$19,209	$23,125
6/30/2021	$16,425	$19,093	$23,665
7/31/2021	$15,906	$18,410	$24,227
8/31/2021	$16,134	$18,902	$24,963
9/30/2021	$15,879	$18,524	$23,802
10/31/2021	$16,625	$19,230	$25,470
11/30/2021	$16,225	$18,573	$25,294
12/31/2021	$17,104	$19,331	$26,427
1/31/2022	$16,182	$18,204	$25,060
2/28/2022	$16,268	$18,505	$24,309
3/31/2022	$16,000	$18,867	$25,212
4/30/2022	$14,724	$17,403	$23,013
5/31/2022	$14,949	$17,737	$23,056
6/30/2022	$13,276	$15,985	$21,152
7/31/2022	$14,434	$17,532	$23,103
8/31/2022	$14,070	$16,978	$22,161
9/30/2022	$12,633	$15,248	$20,120
10/31/2022	$14,166	$17,167	$21,749
11/30/2022	$14,767	$17,692	$22,964
12/31/2022	$14,132	$16,531	$21,641
1/31/2023	$15,502	$18,108	$23,001
2/28/2023	$15,514	$17,691	$22,440
3/31/2023	$14,867	$16,422	$23,263
4/30/2023	$14,789	$16,013	$23,626
5/31/2023	$14,511	$15,698	$23,729
6/30/2023	$15,725	$16,945	$25,297
7/31/2023	$16,494	$18,224	$26,110
8/31/2023	$16,026	$17,347	$25,694
9/30/2023	$15,157	$16,443	$24,469
10/31/2023	$14,321	$15,463	$23,955
11/30/2023	$15,436	$16,854	$26,142
12/31/2023	$16,959	$18,952	$27,330
1/31/2024	$16,679	$18,091	$27,789
2/29/2024	$17,272	$18,683	$29,273
3/31/2024	$17,953	$19,502	$30,215
4/30/2024	$16,869	$18,259	$28,981
5/31/2024	$17,942	$19,113	$30,418
6/30/2024	$17,685	$18,791	$31,509
7/31/2024	$19,372	$21,081	$31,893
8/31/2024	$19,182	$20,686	$32,666
9/30/2024	$18,947	$20,699	$33,364
10/31/2024	$18,690	$20,375	$33,061
11/30/2024	$20,791	$22,340	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	34.69%	9.39%	7.59%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LRSFX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1023-F

01/25

Class F3

LRSOX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$103	0.88%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.88%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2000 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,138	$10,153	$10,112
5/31/2017	$9,965	$9,837	$10,254
6/30/2017	$10,091	$10,181	$10,318
7/31/2017	$10,098	$10,245	$10,530
8/31/2017	$9,862	$9,993	$10,562
9/30/2017	$10,299	$10,701	$10,780
10/31/2017	$10,527	$10,715	$11,032
11/30/2017	$10,838	$11,025	$11,370
12/31/2017	$10,714	$10,920	$11,496
1/31/2018	$11,014	$11,054	$12,155
2/28/2018	$10,542	$10,502	$11,707
3/31/2018	$10,586	$10,631	$11,409
4/30/2018	$10,687	$10,816	$11,453
5/31/2018	$11,235	$11,445	$11,729
6/30/2018	$11,314	$11,514	$11,801
7/31/2018	$11,531	$11,718	$12,240
8/31/2018	$12,193	$11,997	$12,639
9/30/2018	$12,039	$11,699	$12,711
10/31/2018	$10,762	$10,652	$11,842
11/30/2018	$10,771	$10,823	$12,083
12/31/2018	$9,475	$9,515	$10,992
1/31/2019	$10,445	$10,556	$11,873
2/28/2019	$10,907	$10,966	$12,254
3/31/2019	$10,656	$10,650	$12,493
4/30/2019	$11,185	$11,053	$12,998
5/31/2019	$10,019	$10,150	$12,172
6/30/2019	$10,722	$10,796	$13,030
7/31/2019	$10,733	$10,814	$13,218
8/31/2019	$10,270	$10,210	$13,008
9/30/2019	$10,753	$10,734	$13,252
10/31/2019	$10,784	$10,994	$13,539
11/30/2019	$11,082	$11,252	$14,030
12/31/2019	$11,436	$11,646	$14,453
1/31/2020	$10,985	$11,018	$14,448
2/29/2020	$9,803	$9,947	$13,258
3/31/2020	$7,125	$7,493	$11,621
4/30/2020	$8,081	$8,417	$13,111
5/31/2020	$8,556	$8,659	$13,735
6/30/2020	$8,788	$8,909	$14,008
7/31/2020	$8,996	$9,093	$14,798
8/31/2020	$9,216	$9,583	$15,862
9/30/2020	$8,699	$9,137	$15,259
10/31/2020	$9,020	$9,464	$14,853
11/30/2020	$10,629	$11,291	$16,479
12/31/2020	$11,302	$12,186	$17,113
1/31/2021	$11,590	$12,827	$16,940
2/28/2021	$12,832	$14,032	$17,407
3/31/2021	$13,354	$14,765	$18,169
4/30/2021	$13,905	$15,064	$19,139
5/31/2021	$14,097	$15,532	$19,273
6/30/2021	$13,749	$15,438	$19,723
7/31/2021	$13,318	$14,886	$20,191
8/31/2021	$13,509	$15,284	$20,805
9/30/2021	$13,294	$14,978	$19,838
10/31/2021	$13,923	$15,549	$21,227
11/30/2021	$13,593	$15,018	$21,080
12/31/2021	$14,333	$15,630	$22,025
1/31/2022	$13,563	$14,719	$20,885
2/28/2022	$13,638	$14,963	$20,260
3/31/2022	$13,413	$15,255	$21,012
4/30/2022	$12,349	$14,072	$19,180
5/31/2022	$12,533	$14,342	$19,215
6/30/2022	$11,135	$12,925	$17,629
7/31/2022	$12,110	$14,176	$19,254
8/31/2022	$11,803	$13,728	$18,469
9/30/2022	$10,603	$12,329	$16,768
10/31/2022	$11,885	$13,881	$18,126
11/30/2022	$12,390	$14,305	$19,139
12/31/2022	$11,868	$13,367	$18,036
1/31/2023	$13,014	$14,642	$19,169
2/28/2023	$13,028	$14,305	$18,702
3/31/2023	$12,487	$13,279	$19,388
4/30/2023	$12,423	$12,948	$19,691
5/31/2023	$12,191	$12,693	$19,777
6/30/2023	$13,211	$13,701	$21,083
7/31/2023	$13,858	$14,735	$21,761
8/31/2023	$13,471	$14,026	$21,414
9/30/2023	$12,740	$13,296	$20,393
10/31/2023	$12,044	$12,503	$19,964
11/30/2023	$12,979	$13,628	$21,788
12/31/2023	$14,255	$15,324	$22,777
1/31/2024	$14,029	$14,628	$23,160
2/29/2024	$14,523	$15,107	$24,397
3/31/2024	$15,101	$15,769	$25,182
4/30/2024	$14,199	$14,764	$24,153
5/31/2024	$15,094	$15,455	$25,351
6/30/2024	$14,883	$15,194	$26,260
7/31/2024	$16,307	$17,046	$26,580
8/31/2024	$16,144	$16,726	$27,225
9/30/2024	$15,961	$16,737	$27,806
10/31/2024	$15,736	$16,475	$27,554
11/30/2024	$17,505	$18,064	$29,172

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	34.88%	9.57%	7.59%
Russell 2000 Value Index	32.55%	9.93%	8.03%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LRSOX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8960-F3

01/25

Class I

LRSYX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.82%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,132	$10,273	$9,975
1/31/2015	$9,846	$9,846	$9,675
2/28/2015	$10,396	$10,303	$10,231
3/31/2015	$10,609	$10,477	$10,070
4/30/2015	$10,389	$10,253	$10,166
5/31/2015	$10,452	$10,338	$10,297
6/30/2015	$10,585	$10,351	$10,098
7/31/2015	$10,491	$10,066	$10,309
8/31/2015	$9,832	$9,572	$9,687
9/30/2015	$9,633	$9,240	$9,448
10/31/2015	$10,302	$9,758	$10,244
11/30/2015	$10,501	$10,035	$10,275
12/31/2015	$10,039	$9,506	$10,113
1/31/2016	$9,440	$8,867	$9,611
2/29/2016	$9,453	$8,928	$9,598
3/31/2016	$10,162	$9,668	$10,249
4/30/2016	$10,251	$9,873	$10,289
5/31/2016	$10,514	$10,054	$10,474
6/30/2016	$10,557	$10,084	$10,501
7/31/2016	$10,977	$10,628	$10,888
8/31/2016	$11,164	$10,892	$10,903
9/30/2016	$11,198	$10,978	$10,905
10/31/2016	$10,795	$10,617	$10,706
11/30/2016	$11,911	$12,027	$11,103
12/31/2016	$12,118	$12,523	$11,322
1/31/2017	$12,099	$12,434	$11,537
2/28/2017	$12,185	$12,614	$11,995
3/31/2017	$12,180	$12,507	$12,009
4/30/2017	$12,233	$12,556	$12,132
5/31/2017	$12,018	$12,165	$12,303
6/30/2017	$12,171	$12,591	$12,380
7/31/2017	$12,180	$12,670	$12,635
8/31/2017	$11,899	$12,359	$12,673
9/30/2017	$12,423	$13,234	$12,935
10/31/2017	$12,694	$13,251	$13,237
11/30/2017	$13,066	$13,635	$13,642
12/31/2017	$12,919	$13,505	$13,794
1/31/2018	$13,277	$13,671	$14,584
2/28/2018	$12,710	$12,988	$14,046
3/31/2018	$12,764	$13,148	$13,689
4/30/2018	$12,881	$13,376	$13,742
5/31/2018	$13,539	$14,154	$14,073
6/30/2018	$13,635	$14,240	$14,160
7/31/2018	$13,897	$14,492	$14,686
8/31/2018	$14,693	$14,837	$15,165
9/30/2018	$14,511	$14,469	$15,251
10/31/2018	$12,967	$13,173	$14,209
11/30/2018	$12,972	$13,386	$14,498
12/31/2018	$11,413	$11,768	$13,189
1/31/2019	$12,576	$13,055	$14,246
2/28/2019	$13,136	$13,562	$14,704
3/31/2019	$12,831	$13,171	$14,989
4/30/2019	$13,466	$13,669	$15,596
5/31/2019	$12,066	$12,553	$14,605
6/30/2019	$12,912	$13,352	$15,635
7/31/2019	$12,925	$13,374	$15,859
8/31/2019	$12,365	$12,627	$15,608
9/30/2019	$12,943	$13,276	$15,900
10/31/2019	$12,987	$13,597	$16,245
11/30/2019	$13,341	$13,916	$16,834
12/31/2019	$13,762	$14,403	$17,342
1/31/2020	$13,222	$13,626	$17,335
2/29/2020	$11,797	$12,302	$15,908
3/31/2020	$8,573	$9,267	$13,944
4/30/2020	$9,724	$10,410	$15,731
5/31/2020	$10,300	$10,709	$16,480
6/30/2020	$10,574	$11,019	$16,808
7/31/2020	$10,818	$11,246	$17,756
8/31/2020	$11,085	$11,852	$19,032
9/30/2020	$10,466	$11,300	$18,309
10/31/2020	$10,847	$11,704	$17,822
11/30/2020	$12,783	$13,964	$19,773
12/31/2020	$13,590	$15,070	$20,533
1/31/2021	$13,939	$15,863	$20,326
2/28/2021	$15,430	$17,353	$20,886
3/31/2021	$16,056	$18,260	$21,801
4/30/2021	$16,717	$18,630	$22,964
5/31/2021	$16,950	$19,209	$23,125
6/30/2021	$16,528	$19,093	$23,665
7/31/2021	$16,012	$18,410	$24,227
8/31/2021	$16,237	$18,902	$24,963
9/30/2021	$15,983	$18,524	$23,802
10/31/2021	$16,739	$19,230	$25,470
11/30/2021	$16,339	$18,573	$25,294
12/31/2021	$17,226	$19,331	$26,427
1/31/2022	$16,299	$18,204	$25,060
2/28/2022	$16,390	$18,505	$24,309
3/31/2022	$16,117	$18,867	$25,212
4/30/2022	$14,835	$17,403	$23,013
5/31/2022	$15,058	$17,737	$23,056
6/30/2022	$13,379	$15,985	$21,152
7/31/2022	$14,545	$17,532	$23,103
8/31/2022	$14,173	$16,978	$22,161
9/30/2022	$12,733	$15,248	$20,120
10/31/2022	$14,272	$17,167	$21,749
11/30/2022	$14,876	$17,692	$22,964
12/31/2022	$14,248	$16,531	$21,641
1/31/2023	$15,621	$18,108	$23,001
2/28/2023	$15,638	$17,691	$22,440
3/31/2023	$14,990	$16,422	$23,263
4/30/2023	$14,913	$16,013	$23,626
5/31/2023	$14,632	$15,698	$23,729
6/30/2023	$15,860	$16,945	$25,297
7/31/2023	$16,637	$18,224	$26,110
8/31/2023	$16,167	$17,347	$25,694
9/30/2023	$15,289	$16,443	$24,469
10/31/2023	$14,453	$15,463	$23,955
11/30/2023	$15,570	$16,854	$26,142
12/31/2023	$17,109	$18,952	$27,330
1/31/2024	$16,835	$18,091	$27,789
2/29/2024	$17,425	$18,683	$29,273
3/31/2024	$18,118	$19,502	$30,215
4/30/2024	$17,032	$18,259	$28,981
5/31/2024	$18,109	$19,113	$30,418
6/30/2024	$17,853	$18,791	$31,509
7/31/2024	$19,555	$21,081	$31,893
8/31/2024	$19,367	$20,686	$32,666
9/30/2024	$19,136	$20,699	$33,364
10/31/2024	$18,871	$20,375	$33,061
11/30/2024	$20,992	$22,340	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	34.82%	9.49%	7.70%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LRSYX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-687-I

01/25

Class P

LRSPX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$165	1.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.22%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,129	$10,273	$9,975
1/31/2015	$9,840	$9,846	$9,675
2/28/2015	$10,386	$10,303	$10,231
3/31/2015	$10,592	$10,477	$10,070
4/30/2015	$10,370	$10,253	$10,166
5/31/2015	$10,429	$10,338	$10,297
6/30/2015	$10,556	$10,351	$10,098
7/31/2015	$10,461	$10,066	$10,309
8/31/2015	$9,800	$9,572	$9,687
9/30/2015	$9,599	$9,240	$9,448
10/31/2015	$10,263	$9,758	$10,244
11/30/2015	$10,457	$10,035	$10,275
12/31/2015	$9,992	$9,506	$10,113
1/31/2016	$9,390	$8,867	$9,611
2/29/2016	$9,400	$8,928	$9,598
3/31/2016	$10,101	$9,668	$10,249
4/30/2016	$10,191	$9,873	$10,289
5/31/2016	$10,444	$10,054	$10,474
6/30/2016	$10,484	$10,084	$10,501
7/31/2016	$10,896	$10,628	$10,888
8/31/2016	$11,080	$10,892	$10,903
9/30/2016	$11,110	$10,978	$10,905
10/31/2016	$10,703	$10,617	$10,706
11/30/2016	$11,806	$12,027	$11,103
12/31/2016	$12,009	$12,523	$11,322
1/31/2017	$11,981	$12,434	$11,537
2/28/2017	$12,066	$12,614	$11,995
3/31/2017	$12,055	$12,507	$12,009
4/30/2017	$12,100	$12,556	$12,132
5/31/2017	$11,889	$12,165	$12,303
6/30/2017	$12,032	$12,591	$12,380
7/31/2017	$12,038	$12,670	$12,635
8/31/2017	$11,752	$12,359	$12,673
9/30/2017	$12,266	$13,234	$12,935
10/31/2017	$12,534	$13,251	$13,237
11/30/2017	$12,893	$13,635	$13,642
12/31/2017	$12,743	$13,505	$13,794
1/31/2018	$13,091	$13,671	$14,584
2/28/2018	$12,526	$12,988	$14,046
3/31/2018	$12,572	$13,148	$13,689
4/30/2018	$12,690	$13,376	$13,742
5/31/2018	$13,334	$14,154	$14,073
6/30/2018	$13,419	$14,240	$14,160
7/31/2018	$13,668	$14,492	$14,686
8/31/2018	$14,450	$14,837	$15,165
9/30/2018	$14,266	$14,469	$15,251
10/31/2018	$12,743	$13,173	$14,209
11/30/2018	$12,743	$13,386	$14,498
12/31/2018	$11,209	$11,768	$13,189
1/31/2019	$12,349	$13,055	$14,246
2/28/2019	$12,890	$13,562	$14,704
3/31/2019	$12,588	$13,171	$14,989
4/30/2019	$13,201	$13,669	$15,596
5/31/2019	$11,831	$12,553	$14,605
6/30/2019	$12,651	$13,352	$15,635
7/31/2019	$12,659	$13,374	$15,859
8/31/2019	$12,102	$12,627	$15,608
9/30/2019	$12,667	$13,276	$15,900
10/31/2019	$12,699	$13,597	$16,245
11/30/2019	$13,050	$13,916	$16,834
12/31/2019	$13,457	$14,403	$17,342
1/31/2020	$12,917	$13,626	$17,335
2/29/2020	$11,521	$12,302	$15,908
3/31/2020	$8,371	$9,267	$13,944
4/30/2020	$9,488	$10,410	$15,731
5/31/2020	$10,047	$10,709	$16,480
6/30/2020	$10,317	$11,019	$16,808
7/31/2020	$10,548	$11,246	$17,756
8/31/2020	$10,798	$11,852	$19,032
9/30/2020	$10,201	$11,300	$18,309
10/31/2020	$10,567	$11,704	$17,822
11/30/2020	$12,445	$13,964	$19,773
12/31/2020	$13,226	$15,070	$20,533
1/31/2021	$13,557	$15,863	$20,326
2/28/2021	$15,006	$17,353	$20,886
3/31/2021	$15,609	$18,260	$21,801
4/30/2021	$16,251	$18,630	$22,964
5/31/2021	$16,465	$19,209	$23,125
6/30/2021	$16,056	$19,093	$23,665
7/31/2021	$15,541	$18,410	$24,227
8/31/2021	$15,755	$18,902	$24,963
9/30/2021	$15,502	$18,524	$23,802
10/31/2021	$16,231	$19,230	$25,470
11/30/2021	$15,833	$18,573	$25,294
12/31/2021	$16,693	$19,331	$26,427
1/31/2022	$15,786	$18,204	$25,060
2/28/2022	$15,867	$18,505	$24,309
3/31/2022	$15,600	$18,867	$25,212
4/30/2022	$14,356	$17,403	$23,013
5/31/2022	$14,565	$17,737	$23,056
6/30/2022	$12,926	$15,985	$21,152
7/31/2022	$14,054	$17,532	$23,103
8/31/2022	$13,693	$16,978	$22,161
9/30/2022	$12,299	$15,248	$20,120
10/31/2022	$13,775	$17,167	$21,749
11/30/2022	$14,356	$17,692	$22,964
12/31/2022	$13,744	$16,531	$21,641
1/31/2023	$15,062	$18,108	$23,001
2/28/2023	$15,074	$17,691	$22,440
3/31/2023	$14,445	$16,422	$23,263
4/30/2023	$14,361	$16,013	$23,626
5/31/2023	$14,082	$15,698	$23,729
6/30/2023	$15,256	$16,945	$25,297
7/31/2023	$16,006	$18,224	$26,110
8/31/2023	$15,546	$17,347	$25,694
9/30/2023	$14,699	$16,443	$24,469
10/31/2023	$13,889	$15,463	$23,955
11/30/2023	$14,953	$16,854	$26,142
12/31/2023	$16,429	$18,952	$27,330
1/31/2024	$16,163	$18,091	$27,789
2/29/2024	$16,720	$18,683	$29,273
3/31/2024	$17,373	$19,502	$30,215
4/30/2024	$16,333	$18,259	$28,981
5/31/2024	$17,349	$19,113	$30,418
6/30/2024	$17,107	$18,791	$31,509
7/31/2024	$18,728	$21,081	$31,893
8/31/2024	$18,534	$20,686	$32,666
9/30/2024	$18,317	$20,699	$33,364
10/31/2024	$18,050	$20,375	$33,061
11/30/2024	$20,071	$22,340	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	34.22%	8.99%	7.22%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LRSPX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-605-P

01/25

Class R2

LRSQX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$183	1.56%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.02%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,125	$10,273	$9,975
1/31/2015	$9,840	$9,846	$9,675
2/28/2015	$10,383	$10,303	$10,231
3/31/2015	$10,589	$10,477	$10,070
4/30/2015	$10,367	$10,253	$10,166
5/31/2015	$10,422	$10,338	$10,297
6/30/2015	$10,549	$10,351	$10,098
7/31/2015	$10,450	$10,066	$10,309
8/31/2015	$9,788	$9,572	$9,687
9/30/2015	$9,586	$9,240	$9,448
10/31/2015	$10,248	$9,758	$10,244
11/30/2015	$10,438	$10,035	$10,275
12/31/2015	$9,976	$9,506	$10,113
1/31/2016	$9,373	$8,867	$9,611
2/29/2016	$9,383	$8,928	$9,598
3/31/2016	$10,081	$9,668	$10,249
4/30/2016	$10,170	$9,873	$10,289
5/31/2016	$10,425	$10,054	$10,474
6/30/2016	$10,460	$10,084	$10,501
7/31/2016	$10,868	$10,628	$10,888
8/31/2016	$11,048	$10,892	$10,903
9/30/2016	$11,078	$10,978	$10,905
10/31/2016	$10,674	$10,617	$10,706
11/30/2016	$11,776	$12,027	$11,103
12/31/2016	$11,975	$12,523	$11,322
1/31/2017	$11,946	$12,434	$11,537
2/28/2017	$12,026	$12,614	$11,995
3/31/2017	$12,015	$12,507	$12,009
4/30/2017	$12,061	$12,556	$12,132
5/31/2017	$11,843	$12,165	$12,303
6/30/2017	$11,986	$12,591	$12,380
7/31/2017	$11,992	$12,670	$12,635
8/31/2017	$11,706	$12,359	$12,673
9/30/2017	$12,215	$13,234	$12,935
10/31/2017	$12,479	$13,251	$13,237
11/30/2017	$12,839	$13,635	$13,642
12/31/2017	$12,689	$13,505	$13,794
1/31/2018	$13,032	$13,671	$14,584
2/28/2018	$12,464	$12,988	$14,046
3/31/2018	$12,510	$13,148	$13,689
4/30/2018	$12,629	$13,376	$13,742
5/31/2018	$13,263	$14,154	$14,073
6/30/2018	$13,355	$14,240	$14,160
7/31/2018	$13,599	$14,492	$14,686
8/31/2018	$14,371	$14,837	$15,165
9/30/2018	$14,186	$14,469	$15,251
10/31/2018	$12,669	$13,173	$14,209
11/30/2018	$12,669	$13,386	$14,498
12/31/2018	$11,140	$11,768	$13,189
1/31/2019	$12,272	$13,055	$14,246
2/28/2019	$12,810	$13,562	$14,704
3/31/2019	$12,513	$13,171	$14,989
4/30/2019	$13,123	$13,669	$15,596
5/31/2019	$11,750	$12,553	$14,605
6/30/2019	$12,561	$13,352	$15,635
7/31/2019	$12,569	$13,374	$15,859
8/31/2019	$12,023	$12,627	$15,608
9/30/2019	$12,577	$13,276	$15,900
10/31/2019	$12,609	$13,597	$16,245
11/30/2019	$12,954	$13,916	$16,834
12/31/2019	$13,352	$14,403	$17,342
1/31/2020	$12,817	$13,626	$17,335
2/29/2020	$11,436	$12,302	$15,908
3/31/2020	$8,305	$9,267	$13,944
4/30/2020	$9,413	$10,410	$15,731
5/31/2020	$9,968	$10,709	$16,480
6/30/2020	$10,230	$11,019	$16,808
7/31/2020	$10,464	$11,246	$17,756
8/31/2020	$10,716	$11,852	$19,032
9/30/2020	$10,113	$11,300	$18,309
10/31/2020	$10,473	$11,704	$17,822
11/30/2020	$12,340	$13,964	$19,773
12/31/2020	$13,112	$15,070	$20,533
1/31/2021	$13,436	$15,863	$20,326
2/28/2021	$14,868	$17,353	$20,886
3/31/2021	$15,466	$18,260	$21,801
4/30/2021	$16,094	$18,630	$22,964
5/31/2021	$16,309	$19,209	$23,125
6/30/2021	$15,898	$19,093	$23,665
7/31/2021	$15,388	$18,410	$24,227
8/31/2021	$15,603	$18,902	$24,963
9/30/2021	$15,348	$18,524	$23,802
10/31/2021	$16,064	$19,230	$25,470
11/30/2021	$15,672	$18,573	$25,294
12/31/2021	$16,518	$19,331	$26,427
1/31/2022	$15,624	$18,204	$25,060
2/28/2022	$15,695	$18,505	$24,309
3/31/2022	$15,436	$18,867	$25,212
4/30/2022	$14,201	$17,403	$23,013
5/31/2022	$14,401	$17,737	$23,056
6/30/2022	$12,789	$15,985	$21,152
7/31/2022	$13,895	$17,532	$23,103
8/31/2022	$13,530	$16,978	$22,161
9/30/2022	$12,154	$15,248	$20,120
10/31/2022	$13,612	$17,167	$21,749
11/30/2022	$14,189	$17,692	$22,964
12/31/2022	$13,583	$16,531	$21,641
1/31/2023	$14,882	$18,108	$23,001
2/28/2023	$14,894	$17,691	$22,440
3/31/2023	$14,269	$16,422	$23,263
4/30/2023	$14,184	$16,013	$23,626
5/31/2023	$13,914	$15,698	$23,729
6/30/2023	$15,065	$16,945	$25,297
7/31/2023	$15,800	$18,224	$26,110
8/31/2023	$15,347	$17,347	$25,694
9/30/2023	$14,514	$16,443	$24,469
10/31/2023	$13,706	$15,463	$23,955
11/30/2023	$14,759	$16,854	$26,142
12/31/2023	$16,204	$18,952	$27,330
1/31/2024	$15,935	$18,091	$27,789
2/29/2024	$16,486	$18,683	$29,273
3/31/2024	$17,135	$19,502	$30,215
4/30/2024	$16,106	$18,259	$28,981
5/31/2024	$17,111	$19,113	$30,418
6/30/2024	$16,866	$18,791	$31,509
7/31/2024	$18,470	$21,081	$31,893
8/31/2024	$18,274	$20,686	$32,666
9/30/2024	$18,054	$20,699	$33,364
10/31/2024	$17,797	$20,375	$33,061
11/30/2024	$19,781	$22,340	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	34.02%	8.83%	7.06%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LRSQX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1093-R2

01/25

Class R3

LRSRX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$171	1.46%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.16%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,128	$10,273	$9,975
1/31/2015	$9,841	$9,846	$9,675
2/28/2015	$10,385	$10,303	$10,231
3/31/2015	$10,594	$10,477	$10,070
4/30/2015	$10,369	$10,253	$10,166
5/31/2015	$10,428	$10,338	$10,297
6/30/2015	$10,554	$10,351	$10,098
7/31/2015	$10,459	$10,066	$10,309
8/31/2015	$9,797	$9,572	$9,687
9/30/2015	$9,596	$9,240	$9,448
10/31/2015	$10,258	$9,758	$10,244
11/30/2015	$10,452	$10,035	$10,275
12/31/2015	$9,988	$9,506	$10,113
1/31/2016	$9,389	$8,867	$9,611
2/29/2016	$9,394	$8,928	$9,598
3/31/2016	$10,097	$9,668	$10,249
4/30/2016	$10,186	$9,873	$10,289
5/31/2016	$10,443	$10,054	$10,474
6/30/2016	$10,478	$10,084	$10,501
7/31/2016	$10,888	$10,628	$10,888
8/31/2016	$11,072	$10,892	$10,903
9/30/2016	$11,101	$10,978	$10,905
10/31/2016	$10,695	$10,617	$10,706
11/30/2016	$11,799	$12,027	$11,103
12/31/2016	$12,001	$12,523	$11,322
1/31/2017	$11,978	$12,434	$11,537
2/28/2017	$12,058	$12,614	$11,995
3/31/2017	$12,047	$12,507	$12,009
4/30/2017	$12,092	$12,556	$12,132
5/31/2017	$11,882	$12,165	$12,303
6/30/2017	$12,024	$12,591	$12,380
7/31/2017	$12,030	$12,670	$12,635
8/31/2017	$11,746	$12,359	$12,673
9/30/2017	$12,257	$13,234	$12,935
10/31/2017	$12,523	$13,251	$13,237
11/30/2017	$12,881	$13,635	$13,642
12/31/2017	$12,731	$13,505	$13,794
1/31/2018	$13,077	$13,671	$14,584
2/28/2018	$12,509	$12,988	$14,046
3/31/2018	$12,561	$13,148	$13,689
4/30/2018	$12,672	$13,376	$13,742
5/31/2018	$13,319	$14,154	$14,073
6/30/2018	$13,410	$14,240	$14,160
7/31/2018	$13,658	$14,492	$14,686
8/31/2018	$14,435	$14,837	$15,165
9/30/2018	$14,246	$14,469	$15,251
10/31/2018	$12,731	$13,173	$14,209
11/30/2018	$12,731	$13,386	$14,498
12/31/2018	$11,192	$11,768	$13,189
1/31/2019	$12,332	$13,055	$14,246
2/28/2019	$12,878	$13,562	$14,704
3/31/2019	$12,569	$13,171	$14,989
4/30/2019	$13,187	$13,669	$15,596
5/31/2019	$11,809	$12,553	$14,605
6/30/2019	$12,633	$13,352	$15,635
7/31/2019	$12,641	$13,374	$15,859
8/31/2019	$12,087	$12,627	$15,608
9/30/2019	$12,649	$13,276	$15,900
10/31/2019	$12,688	$13,597	$16,245
11/30/2019	$13,028	$13,916	$16,834
12/31/2019	$13,433	$14,403	$17,342
1/31/2020	$12,898	$13,626	$17,335
2/29/2020	$11,502	$12,302	$15,908
3/31/2020	$8,356	$9,267	$13,944
4/30/2020	$9,475	$10,410	$15,731
5/31/2020	$10,029	$10,709	$16,480
6/30/2020	$10,297	$11,019	$16,808
7/31/2020	$10,527	$11,246	$17,756
8/31/2020	$10,785	$11,852	$19,032
9/30/2020	$10,173	$11,300	$18,309
10/31/2020	$10,546	$11,704	$17,822
11/30/2020	$12,420	$13,964	$19,773
12/31/2020	$13,200	$15,070	$20,533
1/31/2021	$13,528	$15,863	$20,326
2/28/2021	$14,975	$17,353	$20,886
3/31/2021	$15,573	$18,260	$21,801
4/30/2021	$16,210	$18,630	$22,964
5/31/2021	$16,423	$19,209	$23,125
6/30/2021	$16,008	$19,093	$23,665
7/31/2021	$15,506	$18,410	$24,227
8/31/2021	$15,718	$18,902	$24,963
9/30/2021	$15,458	$18,524	$23,802
10/31/2021	$16,191	$19,230	$25,470
11/30/2021	$15,795	$18,573	$25,294
12/31/2021	$16,648	$19,331	$26,427
1/31/2022	$15,738	$18,204	$25,060
2/28/2022	$15,818	$18,505	$24,309
3/31/2022	$15,553	$18,867	$25,212
4/30/2022	$14,309	$17,403	$23,013
5/31/2022	$14,516	$17,737	$23,056
6/30/2022	$12,892	$15,985	$21,152
7/31/2022	$14,009	$17,532	$23,103
8/31/2022	$13,652	$16,978	$22,161
9/30/2022	$12,258	$15,248	$20,120
10/31/2022	$13,733	$17,167	$21,749
11/30/2022	$14,309	$17,692	$22,964
12/31/2022	$13,693	$16,531	$21,641
1/31/2023	$15,010	$18,108	$23,001
2/28/2023	$15,022	$17,691	$22,440
3/31/2023	$14,399	$16,422	$23,263
4/30/2023	$14,315	$16,013	$23,626
5/31/2023	$14,040	$15,698	$23,729
6/30/2023	$15,202	$16,945	$25,297
7/31/2023	$15,945	$18,224	$26,110
8/31/2023	$15,489	$17,347	$25,694
9/30/2023	$14,651	$16,443	$24,469
10/31/2023	$13,836	$15,463	$23,955
11/30/2023	$14,902	$16,854	$26,142
12/31/2023	$16,364	$18,952	$27,330
1/31/2024	$16,100	$18,091	$27,789
2/29/2024	$16,651	$18,683	$29,273
3/31/2024	$17,310	$19,502	$30,215
4/30/2024	$16,268	$18,259	$28,981
5/31/2024	$17,286	$19,113	$30,418
6/30/2024	$17,035	$18,791	$31,509
7/31/2024	$18,652	$21,081	$31,893
8/31/2024	$18,460	$20,686	$32,666
9/30/2024	$18,245	$20,699	$33,364
10/31/2024	$17,981	$20,375	$33,061
11/30/2024	$19,994	$22,340	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	34.16%	8.94%	7.17%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LRSRX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2067-R3

01/25

Class R4

LRSSX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$142	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.53%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 2000 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,909	$9,724	$10,210
8/31/2015	$9,289	$9,247	$9,594
9/30/2015	$9,099	$8,927	$9,356
10/31/2015	$9,726	$9,426	$10,145
11/30/2015	$9,912	$9,694	$10,176
12/31/2015	$9,477	$9,183	$10,015
1/31/2016	$8,908	$8,566	$9,518
2/29/2016	$8,917	$8,625	$9,505
3/31/2016	$9,586	$9,340	$10,150
4/30/2016	$9,668	$9,537	$10,189
5/31/2016	$9,914	$9,712	$10,372
6/30/2016	$9,950	$9,742	$10,399
7/31/2016	$10,346	$10,267	$10,783
8/31/2016	$10,519	$10,523	$10,798
9/30/2016	$10,551	$10,606	$10,800
10/31/2016	$10,168	$10,257	$10,603
11/30/2016	$11,220	$11,618	$10,996
12/31/2016	$11,410	$12,098	$11,213
1/31/2017	$11,390	$12,012	$11,426
2/28/2017	$11,473	$12,186	$11,879
3/31/2017	$11,462	$12,082	$11,893
4/30/2017	$11,509	$12,130	$12,015
5/31/2017	$11,307	$11,752	$12,184
6/30/2017	$11,447	$12,163	$12,260
7/31/2017	$11,452	$12,240	$12,512
8/31/2017	$11,182	$11,939	$12,551
9/30/2017	$11,675	$12,785	$12,810
10/31/2017	$11,930	$12,802	$13,109
11/30/2017	$12,278	$13,172	$13,511
12/31/2017	$12,136	$13,046	$13,661
1/31/2018	$12,469	$13,207	$14,443
2/28/2018	$11,928	$12,547	$13,911
3/31/2018	$11,976	$12,702	$13,557
4/30/2018	$12,089	$12,922	$13,609
5/31/2018	$12,706	$13,674	$13,937
6/30/2018	$12,796	$13,757	$14,023
7/31/2018	$13,033	$14,000	$14,544
8/31/2018	$13,776	$14,333	$15,018
9/30/2018	$13,603	$13,977	$15,104
10/31/2018	$12,154	$12,726	$14,072
11/30/2018	$12,160	$12,931	$14,358
12/31/2018	$10,695	$11,368	$13,062
1/31/2019	$11,786	$12,611	$14,109
2/28/2019	$12,299	$13,102	$14,562
3/31/2019	$12,014	$12,724	$14,845
4/30/2019	$12,606	$13,205	$15,446
5/31/2019	$11,294	$12,127	$14,464
6/30/2019	$12,078	$12,899	$15,483
7/31/2019	$12,093	$12,920	$15,706
8/31/2019	$11,565	$12,199	$15,457
9/30/2019	$12,107	$12,825	$15,746
10/31/2019	$12,143	$13,136	$16,087
11/30/2019	$12,471	$13,443	$16,671
12/31/2019	$12,863	$13,914	$17,175
1/31/2020	$12,352	$13,163	$17,168
2/29/2020	$11,016	$11,884	$15,755
3/31/2020	$8,011	$8,952	$13,809
4/30/2020	$9,083	$10,056	$15,579
5/31/2020	$9,611	$10,345	$16,321
6/30/2020	$9,875	$10,645	$16,645
7/31/2020	$10,096	$10,864	$17,584
8/31/2020	$10,343	$11,449	$18,848
9/30/2020	$9,764	$10,917	$18,132
10/31/2020	$10,113	$11,307	$17,650
11/30/2020	$11,918	$13,490	$19,582
12/31/2020	$12,675	$14,559	$20,335
1/31/2021	$12,994	$15,325	$20,129
2/28/2021	$14,379	$16,764	$20,684
3/31/2021	$14,956	$17,640	$21,590
4/30/2021	$15,575	$17,997	$22,742
5/31/2021	$15,782	$18,557	$22,901
6/30/2021	$15,386	$18,445	$23,436
7/31/2021	$14,904	$17,785	$23,993
8/31/2021	$15,111	$18,261	$24,722
9/30/2021	$14,870	$17,895	$23,572
10/31/2021	$15,567	$18,577	$25,224
11/30/2021	$15,197	$17,943	$25,049
12/31/2021	$16,019	$18,674	$26,172
1/31/2022	$15,156	$17,586	$24,817
2/28/2022	$15,237	$17,877	$24,074
3/31/2022	$14,984	$18,226	$24,968
4/30/2022	$13,787	$16,812	$22,791
5/31/2022	$13,990	$17,135	$22,833
6/30/2022	$12,417	$15,442	$20,948
7/31/2022	$13,503	$16,937	$22,879
8/31/2022	$13,158	$16,401	$21,946
9/30/2022	$11,819	$14,730	$19,925
10/31/2022	$13,249	$16,584	$21,538
11/30/2022	$13,807	$17,091	$22,742
12/31/2022	$13,209	$15,970	$21,432
1/31/2023	$14,483	$17,494	$22,778
2/28/2023	$14,504	$17,090	$22,223
3/31/2023	$13,894	$15,865	$23,038
4/30/2023	$13,820	$15,469	$23,398
5/31/2023	$13,556	$15,165	$23,500
6/30/2023	$14,694	$16,370	$25,053
7/31/2023	$15,410	$17,605	$25,857
8/31/2023	$14,968	$16,758	$25,446
9/30/2023	$14,157	$15,885	$24,232
10/31/2023	$13,377	$14,938	$23,723
11/30/2023	$14,410	$16,282	$25,889
12/31/2023	$15,831	$18,309	$27,066
1/31/2024	$15,578	$17,477	$27,520
2/29/2024	$16,115	$18,049	$28,990
3/31/2024	$16,748	$18,840	$29,923
4/30/2024	$15,746	$17,639	$28,700
5/31/2024	$16,738	$18,464	$30,124
6/30/2024	$16,495	$18,153	$31,204
7/31/2024	$18,067	$20,366	$31,584
8/31/2024	$17,887	$19,983	$32,350
9/30/2024	$17,676	$19,996	$33,041
10/31/2024	$17,423	$19,683	$32,742
11/30/2024	$19,385	$21,582	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	34.53%	9.22%	7.28%
Russell 2000 Value Index	32.55%	9.93%	8.51%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LRSSX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8717-R4

01/25

Class R5

LRSTX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$113	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.82%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2000 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,911	$9,724	$10,210
8/31/2015	$9,292	$9,247	$9,594
9/30/2015	$9,104	$8,927	$9,356
10/31/2015	$9,737	$9,426	$10,145
11/30/2015	$9,924	$9,694	$10,176
12/31/2015	$9,488	$9,183	$10,015
1/31/2016	$8,922	$8,566	$9,518
2/29/2016	$8,930	$8,625	$9,505
3/31/2016	$9,604	$9,340	$10,150
4/30/2016	$9,692	$9,537	$10,189
5/31/2016	$9,937	$9,712	$10,372
6/30/2016	$9,977	$9,742	$10,399
7/31/2016	$10,374	$10,267	$10,783
8/31/2016	$10,554	$10,523	$10,798
9/30/2016	$10,586	$10,606	$10,800
10/31/2016	$10,202	$10,257	$10,603
11/30/2016	$11,260	$11,618	$10,996
12/31/2016	$11,456	$12,098	$11,213
1/31/2017	$11,438	$12,012	$11,426
2/28/2017	$11,519	$12,186	$11,879
3/31/2017	$11,515	$12,082	$11,893
4/30/2017	$11,564	$12,130	$12,015
5/31/2017	$11,362	$11,752	$12,184
6/30/2017	$11,506	$12,163	$12,260
7/31/2017	$11,515	$12,240	$12,512
8/31/2017	$11,249	$11,939	$12,551
9/30/2017	$11,744	$12,785	$12,810
10/31/2017	$12,000	$12,802	$13,109
11/30/2017	$12,356	$13,172	$13,511
12/31/2017	$12,213	$13,046	$13,661
1/31/2018	$12,551	$13,207	$14,443
2/28/2018	$12,011	$12,547	$13,911
3/31/2018	$12,067	$12,702	$13,557
4/30/2018	$12,178	$12,922	$13,609
5/31/2018	$12,799	$13,674	$13,937
6/30/2018	$12,895	$13,757	$14,023
7/31/2018	$13,137	$14,000	$14,544
8/31/2018	$13,889	$14,333	$15,018
9/30/2018	$13,718	$13,977	$15,104
10/31/2018	$12,259	$12,726	$14,072
11/30/2018	$12,264	$12,931	$14,358
12/31/2018	$10,792	$11,368	$13,062
1/31/2019	$11,891	$12,611	$14,109
2/28/2019	$12,419	$13,102	$14,562
3/31/2019	$12,131	$12,724	$14,845
4/30/2019	$12,731	$13,205	$15,446
5/31/2019	$11,409	$12,127	$14,464
6/30/2019	$12,208	$12,899	$15,483
7/31/2019	$12,220	$12,920	$15,706
8/31/2019	$11,691	$12,199	$15,457
9/30/2019	$12,243	$12,825	$15,746
10/31/2019	$12,278	$13,136	$16,087
11/30/2019	$12,613	$13,443	$16,671
12/31/2019	$13,012	$13,914	$17,175
1/31/2020	$12,502	$13,163	$17,168
2/29/2020	$11,156	$11,884	$15,755
3/31/2020	$8,110	$8,952	$13,809
4/30/2020	$9,198	$10,056	$15,579
5/31/2020	$9,735	$10,345	$16,321
6/30/2020	$10,000	$10,645	$16,645
7/31/2020	$10,231	$10,864	$17,584
8/31/2020	$10,483	$11,449	$18,848
9/30/2020	$9,898	$10,917	$18,132
10/31/2020	$10,259	$11,307	$17,650
11/30/2020	$12,087	$13,490	$19,582
12/31/2020	$12,855	$14,559	$20,335
1/31/2021	$13,185	$15,325	$20,129
2/28/2021	$14,592	$16,764	$20,684
3/31/2021	$15,190	$17,640	$21,590
4/30/2021	$15,815	$17,997	$22,742
5/31/2021	$16,027	$18,557	$22,901
6/30/2021	$15,636	$18,445	$23,436
7/31/2021	$15,148	$17,785	$23,993
8/31/2021	$15,361	$18,261	$24,722
9/30/2021	$15,114	$17,895	$23,572
10/31/2021	$15,828	$18,577	$25,224
11/30/2021	$15,451	$17,943	$25,049
12/31/2021	$16,297	$18,674	$26,172
1/31/2022	$15,414	$17,586	$24,817
2/28/2022	$15,500	$17,877	$24,074
3/31/2022	$15,242	$18,226	$24,968
4/30/2022	$14,031	$16,812	$22,791
5/31/2022	$14,242	$17,135	$22,833
6/30/2022	$12,648	$15,442	$20,948
7/31/2022	$13,758	$16,937	$22,879
8/31/2022	$13,406	$16,401	$21,946
9/30/2022	$12,047	$14,730	$19,925
10/31/2022	$13,500	$16,584	$21,538
11/30/2022	$14,070	$17,091	$22,742
12/31/2022	$13,477	$15,970	$21,432
1/31/2023	$14,774	$17,494	$22,778
2/28/2023	$14,790	$17,090	$22,223
3/31/2023	$14,178	$15,865	$23,038
4/30/2023	$14,106	$15,469	$23,398
5/31/2023	$13,840	$15,165	$23,500
6/30/2023	$15,000	$16,370	$25,053
7/31/2023	$15,733	$17,605	$25,857
8/31/2023	$15,290	$16,758	$25,446
9/30/2023	$14,460	$15,885	$24,232
10/31/2023	$13,671	$14,938	$23,723
11/30/2023	$14,726	$16,282	$25,889
12/31/2023	$16,179	$18,309	$27,066
1/31/2024	$15,920	$17,477	$27,520
2/29/2024	$16,486	$18,049	$28,990
3/31/2024	$17,132	$18,840	$29,923
4/30/2024	$16,106	$17,639	$28,700
5/31/2024	$17,132	$18,464	$30,124
6/30/2024	$16,890	$18,153	$31,204
7/31/2024	$18,497	$20,366	$31,584
8/31/2024	$18,319	$19,983	$32,350
9/30/2024	$18,101	$19,996	$33,041
10/31/2024	$17,851	$19,683	$32,742
11/30/2024	$19,854	$21,582	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	34.82%	9.50%	7.55%
Russell 2000 Value Index	32.55%	9.93%	8.51%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LRSTX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8749-R5

01/25

Class R6

LRSVX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.88%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.89%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2000 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,914	$9,724	$10,210
8/31/2015	$9,292	$9,247	$9,594
9/30/2015	$9,104	$8,927	$9,356
10/31/2015	$9,740	$9,426	$10,145
11/30/2015	$9,928	$9,694	$10,176
12/31/2015	$9,491	$9,183	$10,015
1/31/2016	$8,926	$8,566	$9,518
2/29/2016	$8,938	$8,625	$9,505
3/31/2016	$9,611	$9,340	$10,150
4/30/2016	$9,700	$9,537	$10,189
5/31/2016	$9,948	$9,712	$10,372
6/30/2016	$9,988	$9,742	$10,399
7/31/2016	$10,385	$10,267	$10,783
8/31/2016	$10,566	$10,523	$10,798
9/30/2016	$10,602	$10,606	$10,800
10/31/2016	$10,217	$10,257	$10,603
11/30/2016	$11,275	$11,618	$10,996
12/31/2016	$11,476	$12,098	$11,213
1/31/2017	$11,453	$12,012	$11,426
2/28/2017	$11,539	$12,186	$11,879
3/31/2017	$11,534	$12,082	$11,893
4/30/2017	$11,584	$12,130	$12,015
5/31/2017	$11,386	$11,752	$12,184
6/30/2017	$11,525	$12,163	$12,260
7/31/2017	$11,534	$12,240	$12,512
8/31/2017	$11,269	$11,939	$12,551
9/30/2017	$11,768	$12,785	$12,810
10/31/2017	$12,029	$12,802	$13,109
11/30/2017	$12,380	$13,172	$13,511
12/31/2017	$12,242	$13,046	$13,661
1/31/2018	$12,580	$13,207	$14,443
2/28/2018	$12,040	$12,547	$13,911
3/31/2018	$12,095	$12,702	$13,557
4/30/2018	$12,212	$12,922	$13,609
5/31/2018	$12,832	$13,674	$13,937
6/30/2018	$12,928	$13,757	$14,023
7/31/2018	$13,170	$14,000	$14,544
8/31/2018	$13,927	$14,333	$15,018
9/30/2018	$13,756	$13,977	$15,104
10/31/2018	$12,297	$12,726	$14,072
11/30/2018	$12,302	$12,931	$14,358
12/31/2018	$10,827	$11,368	$13,062
1/31/2019	$11,930	$12,611	$14,109
2/28/2019	$12,458	$13,102	$14,562
3/31/2019	$12,176	$12,724	$14,845
4/30/2019	$12,775	$13,205	$15,446
5/31/2019	$11,449	$12,127	$14,464
6/30/2019	$12,247	$12,899	$15,483
7/31/2019	$12,258	$12,920	$15,706
8/31/2019	$11,730	$12,199	$15,457
9/30/2019	$12,282	$12,825	$15,746
10/31/2019	$12,323	$13,136	$16,087
11/30/2019	$12,658	$13,443	$16,671
12/31/2019	$13,062	$13,914	$17,175
1/31/2020	$12,546	$13,163	$17,168
2/29/2020	$11,196	$11,884	$15,755
3/31/2020	$8,142	$8,952	$13,809
4/30/2020	$9,235	$10,056	$15,579
5/31/2020	$9,778	$10,345	$16,321
6/30/2020	$10,042	$10,645	$16,645
7/31/2020	$10,273	$10,864	$17,584
8/31/2020	$10,524	$11,449	$18,848
9/30/2020	$9,940	$10,917	$18,132
10/31/2020	$10,300	$11,307	$17,650
11/30/2020	$12,139	$13,490	$19,582
12/31/2020	$12,908	$14,559	$20,335
1/31/2021	$13,237	$15,325	$20,129
2/28/2021	$14,656	$16,764	$20,684
3/31/2021	$15,252	$17,640	$21,590
4/30/2021	$15,883	$17,997	$22,742
5/31/2021	$16,102	$18,557	$22,901
6/30/2021	$15,705	$18,445	$23,436
7/31/2021	$15,211	$17,785	$23,993
8/31/2021	$15,431	$18,261	$24,722
9/30/2021	$15,191	$17,895	$23,572
10/31/2021	$15,911	$18,577	$25,224
11/30/2021	$15,527	$17,943	$25,049
12/31/2021	$16,380	$18,674	$26,172
1/31/2022	$15,492	$17,586	$24,817
2/28/2022	$15,577	$17,877	$24,074
3/31/2022	$15,328	$18,226	$24,968
4/30/2022	$14,104	$16,812	$22,791
5/31/2022	$14,315	$17,135	$22,833
6/30/2022	$12,717	$15,442	$20,948
7/31/2022	$13,840	$16,937	$22,879
8/31/2022	$13,481	$16,401	$21,946
9/30/2022	$12,117	$14,730	$19,925
10/31/2022	$13,582	$16,584	$21,538
11/30/2022	$14,159	$17,091	$22,742
12/31/2022	$13,555	$15,970	$21,432
1/31/2023	$14,864	$17,494	$22,778
2/28/2023	$14,880	$17,090	$22,223
3/31/2023	$14,262	$15,865	$23,038
4/30/2023	$14,189	$15,469	$23,398
5/31/2023	$13,924	$15,165	$23,500
6/30/2023	$15,089	$16,370	$25,053
7/31/2023	$15,828	$17,605	$25,857
8/31/2023	$15,387	$16,758	$25,446
9/30/2023	$14,559	$15,885	$24,232
10/31/2023	$13,755	$14,938	$23,723
11/30/2023	$14,824	$16,282	$25,889
12/31/2023	$16,283	$18,309	$27,066
1/31/2024	$16,025	$17,477	$27,520
2/29/2024	$16,589	$18,049	$28,990
3/31/2024	$17,250	$18,840	$29,923
4/30/2024	$16,218	$17,639	$28,700
5/31/2024	$17,242	$18,464	$30,124
6/30/2024	$17,000	$18,153	$31,204
7/31/2024	$18,627	$20,366	$31,584
8/31/2024	$18,442	$19,983	$32,350
9/30/2024	$18,233	$19,996	$33,041
10/31/2024	$17,975	$19,683	$32,742
11/30/2024	$19,997	$21,582	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	34.89%	9.58%	7.63%
Russell 2000 Value Index	32.55%	9.93%	8.51%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LRSVX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8781-R6

01/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2024	2023
Audit Fees {a}	$130,000	$127,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	130,000	127,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$130,000	$127,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the fiscal year ended November 30, 2024

Table of Contents

Schedules of Investments (Item 7)

1	Dividend Growth Fund

4	Growth Opportunities Fund

7	Small Cap Value Fund

10	Statements of Assets and Liabilities (Item 7)

12	Statements of Operations (Item 7)

14	Statements of Changes in Net Assets (Item 7)

16	Financial Highlights (Item 7)

28	Notes to Financial Statements (Item 7)

44	Report of Independent Registered Public Accounting Firm (Item 7)

45	Changes in and Disagreements with Accountants (Item 8)

45	Proxy Disclosures (Item 9)

45	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

DIVIDEND GROWTH FUND November 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.43%

COMMON STOCKS 98.43%

Aerospace & Defense 1.46%
Northrop Grumman Corp.	132,013	$64,640,165

Banks 5.10%
Bank of America Corp.	2,234,121	106,143,089
JPMorgan Chase & Co.	477,663	119,282,004
Total		225,425,093

Beverages 1.52%
Coca-Cola Co.	1,051,068	67,352,437

Biotechnology 1.85%
AbbVie, Inc.	445,994	81,585,682

Building Products 1.33%
Allegion PLC (Ireland)(a)	416,867	58,711,548

Capital Markets 7.96%
Ameriprise Financial, Inc.	95,116	54,593,731
Charles Schwab Corp.	1,075,432	89,002,752
Evercore, Inc. Class A	152,423	46,931,042
Morgan Stanley	724,223	95,314,989
S&P Global, Inc.	125,944	65,806,999
Total		351,649,513

Chemicals 1.77%
Linde PLC	57,630	26,566,854
Sherwin-Williams Co.	130,445	51,838,843
Total		78,405,697

Construction Materials 2.23%
CRH PLC	962,302	98,414,626

Consumer Staples Distribution & Retail 4.38%
Costco Wholesale Corp.	69,087	67,144,274
Walmart, Inc.	1,367,839	126,525,107
Total		193,669,381

Distributors 0.55%
Pool Corp.	63,860	24,080,967
Investments	Shares	Fair Value
Electric: Utilities 2.12%
NextEra Energy, Inc.	1,188,465	$93,496,542

Electrical Equipment 1.34%
Eaton Corp. PLC	158,059	59,338,510

Financial Services 2.65%
Jack Henry & Associates, Inc.	76,119	13,410,645
Mastercard, Inc. Class A	194,442	103,625,920
Total		117,036,565

Ground Transportation 1.40%
Old Dominion Freight Line, Inc.	224,471	50,537,401
Union Pacific Corp.	46,077	11,273,199
Total		61,810,600

Health Care Equipment & Supplies 1.67%
Abbott Laboratories	619,872	73,622,197

Health Care Providers & Services 3.88%
UnitedHealth Group, Inc.	280,813	171,352,093

Hotels, Restaurants & Leisure 1.31%
McDonald’s Corp.	194,796	57,661,564

Information Technology Services 1.47%
Accenture PLC Class A (Ireland)(a)	179,816	65,159,924

Insurance 4.16%
Allstate Corp.	194,219	40,279,079
Arthur J Gallagher & Co.	251,746	78,605,171
Chubb Ltd. (Switzerland)(a)	224,370	64,782,350
Total		183,666,600

Life Sciences Tools & Services 2.42%
Danaher Corp.	291,568	69,885,934
West Pharmaceutical Services, Inc.	113,054	36,819,427
Total		106,705,361

See Notes to Financial Statements.	1

Schedule of Investments (continued)

DIVIDEND GROWTH FUND November 30, 2024

Investments	Shares	Fair Value
Machinery 2.48%
Parker-Hannifin Corp.	156,136	$109,747,994

Metals & Mining 1.77%
Reliance, Inc.	120,142	38,594,416
Steel Dynamics, Inc.	273,650	39,753,136
Total		78,347,552

Multi-Utilities 1.50%
CMS Energy Corp.	949,502	66,189,784

Oil, Gas & Consumable Fuels 3.57%
Exxon Mobil Corp.	1,162,475	137,125,551
Marathon Petroleum Corp.	131,608	20,550,589
Total		157,676,140

Pharmaceuticals 2.70%
Eli Lilly & Co.	69,386	55,186,155
Johnson & Johnson	412,057	63,872,956
Total		119,059,111

Professional Services 0.67%
Verisk Analytics, Inc.	99,921	29,397,757

Semiconductors & Semiconductor Equipment 12.64%
Analog Devices, Inc.	324,746	70,810,865
Broadcom, Inc.	667,771	108,232,324
Lam Research Corp.	347,330	25,660,740
NVIDIA Corp.	2,095,641	289,722,368
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	345,822	63,859,491
Total		558,285,788

Software 11.24%
Microsoft Corp.	791,566	335,196,538
Oracle Corp.	451,402	83,437,146
Roper Technologies, Inc.	137,867	78,093,383
Total		496,727,067
Investments	Shares	Fair Value
Specialty Retail 4.59%
Home Depot, Inc.	107,778	$46,250,773
Lowe’s Cos., Inc.	243,628	66,371,576
TJX Cos., Inc.	716,977	90,116,839
Total		202,739,188

Technology Hardware, Storage & Peripherals 3.08%
Apple, Inc.	574,182	136,270,614

Tobacco 2.66%
Philip Morris International, Inc.	884,812	117,733,085

Trading Companies & Distributors 0.96%
Watsco, Inc.	77,253	42,612,755
Total Common Stocks (cost $2,604,787,764)		4,348,571,900

	Principal Amount
SHORT-TERM INVESTMENTS 1.54%

Repurchase Agreements 1.54%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $68,078,300 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $69,167,089; proceeds: $67,823,125 (cost $67,810,693)	$67,810,693	67,810,693
Total Investments in Securities 99.97% (cost $2,672,598,457)		4,416,382,593
Other Assets and Liabilities – Net 0.03%		1,444,912
Net Assets 100.00%		$4,417,827,505

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

DIVIDEND GROWTH FUND November 30, 2024

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,348,571,900	$–	$–	$4,348,571,900
Short-Term Investments
Repurchase Agreements	–	67,810,693	–	67,810,693
Total	$4,348,571,900	$67,810,693	$–	$4,416,382,593

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments

GROWTH OPPORTUNITIES FUND November 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.13%

COMMON STOCKS 98.13%

Aerospace & Defense 5.46%
AeroVironment, Inc.*	30,152	$5,864,564
Axon Enterprise, Inc.*	18,096	11,707,388
HEICO Corp.	20,350	5,563,080
Loar Holdings, Inc.*	46,811	4,310,357
TransDigm Group, Inc.	2,723	3,411,837
Total		30,857,226

Banks 0.91%
NU Holdings Ltd. Class A (Brazil)*(a)	411,751	5,159,240

Biotechnology 9.71%
Arcellx, Inc.*	76,098	6,701,951
Argenx SE ADR*	13,654	8,418,374
Blueprint Medicines Corp.*	53,932	5,197,966
Insmed, Inc.*	90,628	6,811,600
Krystal Biotech, Inc.*	28,985	5,722,219
Natera, Inc.*	96,721	16,227,849
REVOLUTION Medicines, Inc.*	100,096	5,790,554
Total		54,870,513

Broadline Retail 2.46%
Coupang, Inc.*	221,670	5,621,551
MercadoLibre, Inc. (Uruguay)*(a)	4,179	8,296,025
Total		13,917,576

Capital Markets 8.51%
ARES Management Corp. Class A	60,872	10,757,909
Coinbase Global, Inc. Class A*	17,311	5,127,518
Evercore, Inc. Class A	18,774	5,780,515
Jefferies Financial Group, Inc.	87,088	6,892,144
Piper Sandler Cos.	17,294	5,931,669
Investments	Shares	Fair Value
Capital Markets (continued)
Raymond James Financial, Inc.	25,734	$4,356,252
Tradeweb Markets, Inc. Class A	68,543	9,287,576
Total		48,133,583

Communications Equipment 0.90%
Arista Networks, Inc.*	12,573	5,102,375

Construction & Engineering 5.16%
Comfort Systems USA, Inc.	20,689	10,205,263
EMCOR Group, Inc.	22,775	11,617,983
Quanta Services, Inc.	21,395	7,371,005
Total		29,194,251

Consumer Staples Distribution & Retail 1.14%
Maplebear, Inc.*	148,020	6,464,033

Diversified Consumer Services 1.13%
Duolingo, Inc.*	18,376	6,399,809

Electrical Equipment 2.40%
Vertiv Holdings Co. Class A	106,462	13,584,551

Electronic Equipment, Instruments & Components 0.52%
Fabrinet (Thailand)*(a)	12,417	2,912,780

Entertainment 4.73%
Liberty Media Corp.- Liberty Formula One Class A*	63,782	5,159,964
Sea Ltd. ADR*	58,920	6,705,096
Spotify Technology SA (Sweden)*(a)	31,179	14,871,136
Total		26,736,196

Financial Services 3.05%
Affirm Holdings, Inc.*	89,002	6,231,030
Toast, Inc. Class A*	253,496	11,037,216
Total		17,268,246

4	See Notes to Financial Statements.

Schedule of Investments (continued)

GROWTH OPPORTUNITIES FUND November 30, 2024

Investments	Shares	Fair Value
Food Products 0.70%
Freshpet, Inc.*	25,698	$3,933,079

Ground Transportation 1.08%
Saia, Inc.*	10,771	6,129,561

Health Care Equipment & Supplies 3.34%
Glaukos Corp.*	60,421	8,679,477
Insulet Corp.*	21,801	5,816,071
PROCEPT BioRobotics Corp.*	46,028	4,399,816
Total		18,895,364

Hotels, Restaurants & Leisure 6.74%
Cava Group, Inc.*	81,947	11,546,332
DoorDash, Inc. Class A*	62,721	11,319,886
MakeMyTrip Ltd. (India)*(a)	46,761	5,365,357
Royal Caribbean Cruises Ltd.	40,422	9,865,394
Total		38,096,969

Information Technology Services 1.55%
Wix.com Ltd. (Israel)*(a)	39,088	8,745,549

Interactive Media & Services 2.75%
Reddit, Inc. Class A*	110,394	15,531,332

Machinery 1.03%
Crane Co.	32,094	5,843,675

Media 2.55%
Trade Desk, Inc. Class A*	112,133	14,414,697

Pharmaceuticals 0.67%
Intra-Cellular Therapies, Inc.*	44,255	3,790,441

Professional Services 2.03%
Booz Allen Hamilton Holding Corp.	38,196	5,659,883
Parsons Corp.*	60,412	5,794,115
Total		11,453,998
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 0.98%
Astera Labs, Inc.*	53,468	$5,520,571

Software 21.61%
Agilysys, Inc.*	29,908	4,016,644
AppLovin Corp. Class A*	63,485	21,378,574
CyberArk Software Ltd. (Israel)*(a)	46,030	14,891,165
Datadog, Inc. Class A*	50,821	7,762,908
Fair Isaac Corp.*	4,581	10,880,012
Guidewire Software, Inc.*	41,418	8,403,298
HubSpot, Inc.*	9,859	7,108,832
Monday.com Ltd. (Israel)*(a)	20,675	5,899,818
Palantir Technologies, Inc. Class A*	336,757	22,589,660
Samsara, Inc. Class A*	136,746	7,314,544
Tyler Technologies, Inc.*	9,896	6,226,266
Varonis Systems, Inc.*	113,829	5,686,897
Total		122,158,618

Specialty Retail 2.18%
Carvana Co.*	47,272	12,310,574

Textiles, Apparel & Luxury Goods 3.24%
Deckers Outdoor Corp.*	51,012	9,996,311
On Holding AG Class A (Switzerland)*(a)	142,311	8,301,001
Total		18,297,312

Trading Companies & Distributors 1.60%
FTAI Aviation Ltd.	53,551	9,040,480
Total Common Stocks (cost $349,809,664)		554,762,599

See Notes to Financial Statements.	5

Schedule of Investments (concluded)

GROWTH OPPORTUNITIES FUND November 30, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.01%

Repurchase Agreements 2.01%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $11,515,100 of U.S. Treasury Note at 3.875% due 1/15/2026; value: $11,621,402; proceeds: $11,395,600 (cost $11,393,512)	$11,393,512	$11,393,512
Total Investments in Securities 100.14% (cost $361,203,176)		566,156,111
Other Assets and Liabilities – Net (0.14)%		(812,327)
Net Assets 100.00%		$565,343,784

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$554,762,599	$–	$–	$554,762,599
Short-Term Investments
Repurchase Agreements	–	11,393,512	–	11,393,512
Total	$554,762,599	$11,393,512	$–	$566,156,111

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Schedule of Investments

SMALL CAP VALUE FUND November 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.31%

COMMON STOCKS 99.31%

Aerospace & Defense 3.63%
Curtiss-Wright Corp.	15,971	$5,967,245
Leonardo DRS, Inc.*	285,225	9,917,273
Total		15,884,518

Air Freight & Logistics 1.58%
Radiant Logistics, Inc.*	925,451	6,922,373

Automobile Components 0.96%
Dorman Products, Inc.*	29,835	4,176,303

Banks 14.24%
Axos Financial, Inc.*	87,616	7,258,986
Bancorp, Inc.*	126,530	7,393,148
Bank of Hawaii Corp.	66,542	5,255,487
First BanCorp	359,895	7,442,628
Heritage Financial Corp.	317,381	8,394,727
Prosperity Bancshares, Inc.	76,831	6,433,060
Seacoast Banking Corp. of Florida	114,417	3,427,933
Wintrust Financial Corp.	65,793	9,080,092
WSFS Financial Corp.	125,739	7,546,855
Total		62,232,916

Capital Markets 4.14%
Bridge Investment Group Holdings, Inc. Class A	710,254	7,024,412
CI Financial Corp.(a)	220,572	4,891,797
Moelis & Co. Class A	80,244	6,177,183
Total		18,093,392

Chemicals 5.99%
Avient Corp.	172,384	8,834,680
Element Solutions, Inc.	208,745	5,986,806
HB Fuller Co.	72,929	5,607,511
Quaker Chemical Corp.	36,561	5,765,670
Total		26,194,667
Investments	Shares	Fair Value
Commercial Services & Supplies 3.09%
Brady Corp. Class A	124,144	$9,297,144
Vestis Corp.	261,909	4,211,497
Total		13,508,641

Electric: Utilities 1.47%
Portland General Electric Co.	133,701	6,406,952

Electronic Equipment, Instruments & Components 9.78%
Advanced Energy Industries, Inc.	85,536	9,840,061
Belden, Inc.	96,062	11,757,989
Crane NXT Co.	105,661	6,622,832
Mirion Technologies, Inc.*	562,059	9,481,935
Vishay Precision Group, Inc.*	218,736	5,024,366
Total		42,727,183

Energy Equipment & Services 1.15%
Liberty Energy, Inc.	271,889	5,002,758

Financial Services 2.81%
Compass Diversified Holdings	273,006	6,470,242
International Money Express, Inc.*	275,228	5,799,054
Total		12,269,296

Health Care Equipment & Supplies 4.02%
Integer Holdings Corp.*	47,690	6,700,445
Integra LifeSciences Holdings Corp.*	271,509	6,673,691
UFP Technologies, Inc.*	12,943	4,179,554
Total		17,553,690

Health Care Providers & Services 2.59%
Addus HomeCare Corp.*	56,731	6,968,836
Tenet Healthcare Corp.*	30,450	4,344,606
Total		11,313,442

See Notes to Financial Statements.	7

Schedule of Investments (continued)

SMALL CAP VALUE FUND November 30, 2024

Investments	Shares	Fair Value
Household Durables 2.76%
Taylor Morrison Home Corp.*	80,145	$5,920,311
Worthington Enterprises, Inc.	150,207	6,146,471
Total		12,066,782

Industrial REITS 1.29%
STAG Industrial, Inc.	152,859	5,623,683

Insurance 6.02%
Bowhead Specialty Holdings, Inc.*	195,973	7,219,645
Kemper Corp.	115,256	8,239,652
TWFG, Inc.*	88,794	3,135,316
White Mountains Insurance Group Ltd.	3,839	7,716,352
Total		26,310,965

Interactive Media & Services 1.62%
Cars.com, Inc.*	356,544	7,084,529

Leisure Products 2.96%
Brunswick Corp.	86,170	6,937,547
YETI Holdings, Inc.*	148,765	6,005,643
Total		12,943,190

Machinery 3.32%
Columbus McKinnon Corp.	185,327	7,281,498
Crane Co.	39,702	7,228,940
Total		14,510,438

Media 2.02%
Criteo SA ADR*	216,064	8,811,090

Oil, Gas & Consumable Fuels 7.09%
Expand Energy Corp.	60,068	5,944,329
MEG Energy Corp.(a)	284,610	5,132,961
Northern Oil & Gas, Inc.	187,930	8,173,076
Permian Resources Corp.	750,684	11,755,712
Total		31,006,078
Investments	Shares	Fair Value
Professional Services 2.38%
Genpact Ltd.	129,455	$5,975,643
ICF International, Inc.	32,037	4,439,367
Total		10,415,010

Real Estate Management & Development 2.64%
Cushman & Wakefield PLC*	293,569	4,491,606
Marcus & Millichap, Inc.	169,135	7,037,707
Total		11,529,313

Semiconductors & Semiconductor Equipment 1.38%
Silicon Motion Technology Corp. ADR	113,463	6,021,481

Software 4.03%
Commvault Systems, Inc.*	81,024	13,902,908
Sapiens International Corp. NV (Israel)(b)	136,030	3,717,700
Total		17,620,608

Specialty Retail 0.50%
Academy Sports & Outdoors, Inc.	44,636	2,198,323

Tobacco 2.61%
Turning Point Brands, Inc.	184,535	11,422,716

Trading Companies & Distributors 3.24%
BlueLinx Holdings, Inc.*	57,400	7,215,180
GMS, Inc.*	69,295	6,953,753
Total		14,168,933
Total Common Stocks (cost $317,697,709)		434,019,270

8	See Notes to Financial Statements.

Schedule of Investments (concluded)

SMALL CAP VALUE FUND November 30, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.75%

Repurchase Agreements 0.75%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $3,304,600 of U.S. Treasury Note at 3.875% due 1/15/2026; value: $3,335,189; proceeds: $3,270,225 (cost $3,269,626)	$3,269,626	$3,269,626
Total Investments in Securities 100.06% (cost $320,967,335)		437,288,896
Other Assets and Liabilities – Net (0.06)%		(245,249)
Net Assets 100.00%		$437,043,647

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$434,019,270	$–	$–	$434,019,270
Short-Term Investments
Repurchase Agreements	–	3,269,626	–	3,269,626
Total	$434,019,270	$3,269,626	$–	$437,288,896

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	9

Statements of Assets and Liabilities

November 30, 2024

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,672,598,457	$361,203,176	$320,967,335
Investments in securities, at fair value	$4,416,382,593	$566,156,111	$437,288,896
Cash	32	–	5
Receivables:
Interest and dividends	5,837,978	53,668	319,113
Capital shares sold	867,710	86,376	94,716
From advisor (See Note 3)	5,345	76,905	–
Securities lending income	–	344	457
Prepaid expenses and other assets	92,082	61,506	60,530
Total assets	4,423,185,740	566,434,910	437,763,717
LIABILITIES:
Payables:
Capital shares reacquired	1,885,804	400,897	15,591
Management fee	1,845,144	284,943	261,168
12b-1 distribution plan	655,043	97,161	69,825
Directors’ fees	370,423	95,253	200,307
Fund administration	142,594	17,535	13,929
Accrued expenses	459,227	195,337	159,250
Total liabilities	5,358,235	1,091,126	720,070
NET ASSETS	$4,417,827,505	$565,343,784	$437,043,647
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,502,460,198	$383,718,529	$285,273,615
Total distributable earnings (loss)	1,915,367,307	181,625,255	151,770,032
Net Assets	$4,417,827,505	$565,343,784	$437,043,647

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2024

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net Assets by class:
Class A Shares	$2,785,298,589	$408,013,922	$210,244,970
Class C Shares	$139,302,930	$8,453,599	$3,326,153
Class F Shares	$66,139,911	$4,872,009	$2,768,511
Class F3 Shares	$377,366,062	$75,989,257	$33,175,028
Class I Shares	$1,003,984,067	$38,335,503	$164,679,429
Class P Shares	$1,156,188	$3,485,081	$10,507,263
Class R2 Shares	$1,186,297	$438,515	$943,440
Class R3 Shares	$15,577,908	$11,993,711	$2,578,058
Class R4 Shares	$6,351,600	$2,323,497	$599,183
Class R5 Shares	$255,046	$14,728	$328,308
Class R6 Shares	$21,208,907	$11,423,962	$7,893,304
Outstanding shares by class:
Class A Shares (538.13, 198 and 378 million shares of common stock authorized, $.001 par value)	112,360,725	15,020,395	11,473,502
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	5,724,491	549,118	868,987
Class F Shares (144.38, 66 and 63 million shares of common stock authorized, $.001 par value)	2,645,703	166,998	148,790
Class F3 Shares (88.13, 66 and 63 million shares of common stock authorized, $.001 par value)	14,892,898	2,239,428	1,335,830
Class I Shares (144.38, 131 and 315 million shares of common stock authorized, $.001 par value)	39,952,701	1,143,721	6,709,684
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	46,279	135,610	633,208
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	47,212	17,942	58,411
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	632,762	471,480	154,500
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	256,515	85,530	32,605
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	10,154	439	13,355
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	837,294	336,761	317,958
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$24.79	$27.16	$18.32
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$26.30	$28.82	$19.44
Class C Shares-Net asset value	$24.33	$15.39	$ 3.83
Class F Shares-Net asset value	$25.00	$29.17	$18.61
Class F3 Shares-Net asset value	$25.34	$33.93	$24.83
Class I Shares-Net asset value	$25.13	$33.52	$24.54
Class P Shares-Net asset value	$24.98	$25.70	$16.59
Class R2 Shares-Net asset value	$25.13	$24.44	$16.15
Class R3 Shares-Net asset value	$24.62	$25.44	$16.69
Class R4 Shares-Net asset value	$24.76	$27.17	$18.38
Class R5 Shares-Net asset value*	$25.12	$33.57	$24.58
Class R6 Shares-Net asset value	$25.33	$33.92	$24.82

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	11

Statements of Operations

For the Year Ended November 30, 2024

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $119,348, $0 and $69,620, respectively)	$61,100,836	$1,068,967	$5,201,851
Securities lending net income	4,401	37,461	4,204
Interest and other	1,099,694	278,125	100,164
Interest earned from Interfund Lending (See Note 9)	2,393	–	–
Total investment income	62,207,324	1,384,553	5,306,219
Expenses:
Management fee	20,526,637	3,015,349	3,001,837
12b-1 distribution plan–Class A	6,259,306	857,786	481,067
12b-1 distribution plan–Class C	1,403,516	76,139	34,140
12b-1 distribution plan–Class F	63,282	4,073	2,681
12b-1 distribution plan–Class P	4,455	12,998	46,694
12b-1 distribution plan–Class R2	8,644	3,183	4,349
12b-1 distribution plan–Class R3	74,196	50,720	14,263
12b-1 distribution plan–Class R4	17,053	4,701	1,220
Shareholder servicing	2,153,216	523,993	334,479
Fund administration	1,577,685	185,560	160,098
Registration	202,490	162,695	157,629
Reports to shareholders	188,523	52,071	25,863
Directors’ fees	187,066	21,551	19,232
Professional	98,155	55,773	52,444
Custody	42,176	10,932	14,691
Other	159,303	72,311	64,843
Gross expenses	32,965,703	5,109,835	4,415,530
Fees waived and expenses reimbursed (See Note 3)	(105,458)	(860,393)	(14,691)
Net expenses	32,860,245	4,249,442	4,400,839
Net investment income (loss)	29,347,079	(2,864,889)	905,380
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	192,911,599	69,571,904	38,690,688
Net realized gain (loss) on foreign currency related transactions	2,052	–	(2,826)
Net change in unrealized appreciation/depreciation on investments	906,846,467	117,564,310	79,891,461
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,845	(4)	–
Net realized and unrealized gain (loss)	1,099,761,963	187,136,210	118,579,323
Net Increase in Net Assets Resulting From Operations	$1,129,109,042	$184,271,321	$119,484,703

12	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations:
Net investment income (loss)	$29,347,079	$31,235,317
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	192,913,651	33,495,306
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	906,848,312	192,892,751
Net increase (decrease) in net assets resulting from operations	1,129,109,042	257,623,374
Distributions to Shareholders
Class A	(31,254,265)	(115,891,096)
Class C	(890,764)	(7,327,812)
Class F	(910,693)	(9,201,697)
Class F3	(4,806,147)	(15,991,836)
Class I	(13,007,855)	(44,519,339)
Class P	(10,190)	(45,894)
Class R2	(13,395)	(58,895)
Class R3	(154,545)	(560,244)
Class R4	(89,718)	(227,844)
Class R5	(4,794)	(13,874)
Class R6	(261,539)	(886,856)
Total distribution to shareholders	(51,403,905)	(194,725,387)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	472,381,040	484,252,301
Reinvestment of distributions	49,101,000	186,549,086
Cost of shares reacquired	(811,677,636)	(802,698,819)
Net decrease in net assets resulting from capital share transactions	(290,195,596)	(131,897,432)
Net increase (decrease) in net assets	787,509,541	(68,999,445)
NET ASSETS:
Beginning of year	$3,630,317,964	$3,699,317,409
End of year	$4,417,827,505	$3,630,317,964

14	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

$(2,864,889)	$(2,528,428)	$905,380	$1,548,462

69,571,904	(18,405,462)	38,687,862	(1,866,545)

117,564,306	8,080,506	79,891,461	17,551,836

184,271,321	(12,853,384)	119,484,703	17,233,753

–	–	(233,061)	(6,623,856)
–	–	(27,671)	(716,290)
–	–	(7,213)	(198,561)
–	–	(83,678)	(788,836)
–	–	(395,798)	(4,430,653)
–	–	–	(444,303)
–	–	–	(19,262)
–	–	–	(94,985)
–	–	(559)	(15,935)
–	–	(827)	(8,029)
–	–	(15,659)	(167,000)
–	–	(764,466)	(13,507,710)

64,633,138	87,450,199	24,381,927	32,915,003
–	–	736,504	12,991,119
(101,264,350)	(133,294,147)	(78,259,362)	(86,954,732)

(36,631,212)	(45,843,948)	(53,140,931)	(41,048,610)
147,640,109	(58,697,332)	65,579,306	(37,322,567)

$417,703,675	$476,401,007	$371,464,341	$408,786,908
$565,343,784	$417,703,675	$437,043,647	$371,464,341

See Notes to Financial Statements.	15

Financial Highlights

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2024	$18.85	$0.15	$6.06	$6.21	$(0.16)	$(0.11)	$(0.27)
11/30/2023	18.54	0.15	1.14	1.29	(0.15)	(0.83)	(0.98)
11/30/2022	21.23	0.17	(1.20)	(1.03)	(0.18)	(1.48)	(1.66)
11/30/2021	17.82	0.16	3.83	3.99	(0.15)	(0.43)	(0.58)
11/30/2020	16.38	0.17	2.17	2.34	(0.20)	(0.70)	(0.90)
Class C
11/30/2024	18.52	(0.01)	5.94	5.93	(0.01)	(0.11)	(0.12)
11/30/2023	18.23	0.01	1.12	1.13	(0.01)	(0.83)	(0.84)
11/30/2022	20.90	0.03	(1.17)	(1.14)	(0.05)	(1.48)	(1.53)
11/30/2021	17.55	0.01	3.78	3.79	(0.01)	(0.43)	(0.44)
11/30/2020	16.14	0.06	2.13	2.19	(0.08)	(0.70)	(0.78)
Class F
11/30/2024	18.99	0.20	6.11	6.31	(0.19)	(0.11)	(0.30)
11/30/2023	18.65	0.18	1.16	1.34	(0.17)	(0.83)	(1.00)
11/30/2022	21.32	0.22	(1.20)	(0.98)	(0.21)	(1.48)	(1.69)
11/30/2021	17.87	0.21	3.84	4.05	(0.17)	(0.43)	(0.60)
11/30/2020	16.41	0.21	2.18	2.39	(0.23)	(0.70)	(0.93)
Class F3
11/30/2024	19.25	0.22	6.19	6.41	(0.21)	(0.11)	(0.32)
11/30/2023	18.91	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.60	0.24	(1.22)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.23	3.89	4.12	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
Class I
11/30/2024	19.10	0.21	6.14	6.35	(0.21)	(0.11)	(0.32)
11/30/2023	18.78	0.19	1.15	1.34	(0.19)	(0.83)	(1.02)
11/30/2022	21.48	0.25	(1.24)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.02	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.20	2.41	(0.24)	(0.70)	(0.94)
Class P
11/30/2024	19.00	0.11	6.10	6.21	(0.12)	(0.11)	(0.23)
11/30/2023	18.68	0.11	1.15	1.26	(0.11)	(0.83)	(0.94)
11/30/2022	21.37	0.14	(1.20)	(1.06)	(0.15)	(1.48)	(1.63)
11/30/2021	17.93	0.12	3.86	3.98	(0.11)	(0.43)	(0.54)
11/30/2020	16.48	0.14	2.18	2.32	(0.17)	(0.70)	(0.87)

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$24.79	33.24	0.89	0.89	0.69	$2,785,299	25
18.85	7.58	0.90	0.90	0.82	2,215,523	35
18.54	(5.30)	0.92	0.92	0.95	2,213,259	47
21.23	22.95	0.91	0.91	0.82	2,368,031	39
17.82	15.10	0.95	0.95	1.10	1,925,498	59

24.33	32.22	1.64	1.64	(0.06)	139,303	25
18.52	6.77	1.65	1.65	0.06	135,085	35
18.23	(6.00)	1.67	1.67	0.19	158,789	47
20.90	22.07	1.66	1.66	0.07	193,493	39
17.55	14.21	1.70	1.70	0.37	176,775	59

25.00	33.55	0.64	0.74	0.93	66,140	25
18.99	7.84	0.65	0.75	0.99	60,941	35
18.65	(5.05)	0.67	0.77	1.16	184,824	47
21.32	23.29	0.66	0.76	1.07	467,768	39
17.87	15.38	0.70	0.80	1.35	330,470	59

25.34	33.64	0.59	0.59	0.99	377,366	25
19.25	7.86	0.59	0.59	1.12	291,252	35
18.91	(4.95)	0.60	0.60	1.26	295,542	47
21.60	23.34	0.60	0.60	1.14	314,607	39
18.11	15.50	0.62	0.62	1.43	240,767	59

25.13	33.59	0.64	0.64	0.94	1,003,984	25
19.10	7.80	0.65	0.65	1.07	889,207	35
18.78	(5.04)	0.67	0.67	1.39	812,893	47
21.48	23.27	0.66	0.66	1.08	70,953	39
18.02	15.42	0.70	0.70	1.35	44,354	59

24.98	32.94	1.09	1.09	0.49	1,156	25
19.00	7.36	1.10	1.10	0.61	850	35
18.68	(5.46)	1.12	1.12	0.74	913	47
21.37	22.72	1.12	1.12	0.61	1,074	39
17.93	14.83	1.15	1.15	0.90	1,092	59

See Notes to Financial Statements.	17

Financial Highlights (concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2024	$19.11	$0.07	$6.15	$6.22	$(0.09)	$(0.11)	$(0.20)
11/30/2023	18.78	0.08	1.16	1.24	(0.08)	(0.83)	(0.91)
11/30/2022	21.48	0.11	(1.22)	(1.11)	(0.11)	(1.48)	(1.59)
11/30/2021	18.02	0.10	3.87	3.97	(0.08)	(0.43)	(0.51)
11/30/2020	16.55	0.12	2.19	2.31	(0.14)	(0.70)	(0.84)
Class R3
11/30/2024	18.72	0.09	6.03	6.12	(0.11)	(0.11)	(0.22)
11/30/2023	18.43	0.10	1.13	1.23	(0.11)	(0.83)	(0.94)
11/30/2022	21.11	0.13	(1.19)	(1.06)	(0.14)	(1.48)	(1.62)
11/30/2021	17.72	0.11	3.81	3.92	(0.10)	(0.43)	(0.53)
11/30/2020	16.29	0.13	2.16	2.29	(0.16)	(0.70)	(0.86)
Class R4
11/30/2024	18.83	0.15	6.05	6.20	(0.16)	(0.11)	(0.27)
11/30/2023	18.53	0.15	1.13	1.28	(0.15)	(0.83)	(0.98)
11/30/2022	21.21	0.17	(1.18)	(1.01)	(0.19)	(1.48)	(1.67)
11/30/2021	17.80	0.16	3.82	3.98	(0.14)	(0.43)	(0.57)
11/30/2020	16.36	0.18	2.16	2.34	(0.20)	(0.70)	(0.90)
Class R5
11/30/2024	19.10	0.20	6.14	6.34	(0.21)	(0.11)	(0.32)
11/30/2023	18.77	0.19	1.16	1.35	(0.19)	(0.83)	(1.02)
11/30/2022	21.47	0.21	(1.20)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.01	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.19	2.40	(0.24)	(0.70)	(0.94)
Class R6
11/30/2024	19.24	0.22	6.19	6.41	(0.21)	(0.11)	(0.32)
11/30/2023	18.90	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.59	0.23	(1.21)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.22	3.89	4.11	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

18	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$25.13	32.77	1.24	1.24	0.34	$1,186	25
19.11	7.21	1.25	1.25	0.47	1,282	35
18.78	(5.64)	1.27	1.27	0.60	1,207	47
21.48	22.56	1.26	1.26	0.49	1,427	39
18.02	14.67	1.30	1.30	0.76	951	59

24.62	32.87	1.14	1.14	0.43	15,578	25
18.72	7.32	1.15	1.15	0.58	13,539	35
18.43	(5.53)	1.17	1.17	0.69	10,852	47
21.11	22.66	1.16	1.16	0.56	13,953	39
17.72	14.81	1.20	1.20	0.86	13,802	59

24.76	33.21	0.89	0.89	0.69	6,352	25
18.83	7.55	0.90	0.90	0.82	6,633	35
18.53	(5.30)	0.92	0.92	0.94	4,194	47
21.21	22.96	0.91	0.91	0.80	4,441	39
17.80	15.10	0.95	0.95	1.12	4,144	59

25.12	33.54	0.64	0.64	0.93	255	25
19.10	7.86	0.65	0.65	1.07	257	35
18.77	(5.09)	0.67	0.67	1.14	291	47
21.47	23.28	0.66	0.66	1.09	620	39
18.01	15.36	0.70	0.70	1.34	395	59

25.33	33.66	0.59	0.59	0.99	21,209	25
19.24	7.87	0.59	0.59	1.12	15,748	35
18.90	(5.00)	0.60	0.60	1.26	16,552	47
21.59	23.34	0.60	0.60	1.13	18,992	39
18.11	15.50	0.62	0.62	1.43	16,977	59

See Notes to Financial Statements.	19

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
11/30/2024	$18.47	$(0.14)	$8.83	$8.69	$–	$27.16
11/30/2023	18.95	(0.11)	(0.37)	(0.48)	–	18.47
11/30/2022	31.15	(0.08)	(7.20)	(7.28)	(4.92)	18.95
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
Class C
11/30/2024	10.55	(0.17)	5.01	4.84	–	15.39
11/30/2023	10.91	(0.14)	(0.22)	(0.36)	–	10.55
11/30/2022	20.21	(0.14)	(4.24)	(4.38)	(4.92)	10.91
11/30/2021	22.45	(0.30)	2.58	2.28	(4.52)	20.21
11/30/2020	18.01	(0.20)	5.99	5.79	(1.35)	22.45
Class F
11/30/2024	19.81	(0.12)	9.48	9.36	–	29.17
11/30/2023	20.30	(0.10)	(0.39)	(0.49)	–	19.81
11/30/2022	32.95	(0.06)	(7.67)	(7.73)	(4.92)	20.30
11/30/2021	33.64	(0.18)	4.01	3.83	(4.52)	32.95
11/30/2020	26.09	(0.08)	8.98	8.90	(1.35)	33.64
Class F3
11/30/2024	23.00	(0.09)	11.02	10.93	–	33.93
11/30/2023	23.52	(0.06)	(0.46)	(0.52)	–	23.00
11/30/2022	37.32	(0.02)	(8.86)	(8.88)	(4.92)	23.52
11/30/2021	37.47	(0.14)	4.51	4.37	(4.52)	37.32
11/30/2020	28.86	(0.05)	10.01	9.96	(1.35)	37.47
Class I
11/30/2024	22.73	(0.11)	10.90	10.79	–	33.52
11/30/2023	23.27	(0.08)	(0.46)	(0.54)	–	22.73
11/30/2022	37.00	(0.02)	(8.79)	(8.81)	(4.92)	23.27
11/30/2021	37.21	(0.17)	4.48	4.31	(4.52)	37.00
11/30/2020	28.69	(0.02)	9.89	9.87	(1.35)	37.21
Class P
11/30/2024	17.51	(0.18)	8.37	8.19	–	25.70
11/30/2023	18.01	(0.14)	(0.36)	(0.50)	–	17.51
11/30/2022	29.90	(0.12)	(6.85)	(6.97)	(4.92)	18.01
11/30/2021	31.01	(0.27)	3.68	3.41	(4.52)	29.90
11/30/2020	24.24	(0.15)	8.27	8.12	(1.35)	31.01

20	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

46.97	0.96	1.15	(0.66)	$408,014	117
(2.48)	0.96	1.16	(0.61)	307,288	149
(27.23)	1.05	1.19	(0.40)	356,219	118
12.09	1.06	1.17	(0.71)	531,845	68
35.75	1.10	1.19	(0.42)	492,772	50

45.88	1.71	1.90	(1.41)	8,454	117
(3.30)	1.71	1.91	(1.38)	7,907	149
(27.73)	1.80	1.94	(1.16)	15,434	118
11.24	1.81	1.92	(1.47)	25,235	68
34.73	1.85	1.94	(1.15)	26,782	50

47.17	0.81	1.00	(0.51)	4,872	117
(2.36)	0.81	1.01	(0.51)	3,825	149
(27.09)	0.90	1.04	(0.29)	16,775	118
12.22	0.91	1.02	(0.57)	48,943	68
35.95	0.94	1.04	(0.28)	42,530	50

47.46	0.63	0.79	(0.33)	75,989	117
(2.17)	0.63	0.78	(0.28)	47,318	149
(26.98)	0.71	0.85	(0.06)	48,091	118
12.44	0.73	0.84	(0.39)	59,660	68
36.18	0.77	0.86	(0.15)	26,711	50

47.34	0.71	0.90	(0.41)	38,336	117
(2.23)	0.71	0.90	(0.34)	28,362	149
(27.03)	0.81	0.94	(0.06)	14,742	118
12.35	0.81	0.92	(0.48)	217,472	68
36.08	0.86	0.94	(0.05)	193,878	50

46.69	1.16	1.35	(0.86)	3,485	117
(2.72)	1.16	1.36	(0.81)	2,754	149
(27.35)	1.25	1.39	(0.60)	2,643	118
11.86	1.26	1.37	(0.92)	3,657	68
35.51	1.30	1.39	(0.60)	3,432	50

See Notes to Financial Statements.	21

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R2
11/30/2024	$16.68	$(0.20)	$7.96	$7.76	$–	$24.44
11/30/2023	17.18	(0.16)	(0.34)	(0.50)	–	16.68
11/30/2022	28.79	(0.14)	(6.55)	(6.69)	(4.92)	17.18
11/30/2021	30.06	(0.31)	3.56	3.25	(4.52)	28.79
11/30/2020	23.57	(0.18)	8.02	7.84	(1.35)	30.06
Class R3
11/30/2024	17.34	(0.19)	8.29	8.10	–	25.44
11/30/2023	17.84	(0.15)	(0.35)	(0.50)	–	17.34
11/30/2022	29.68	(0.13)	(6.79)	(6.92)	(4.92)	17.84
11/30/2021	30.83	(0.28)	3.65	3.37	(4.52)	29.68
11/30/2020	24.11	(0.16)	8.23	8.07	(1.35)	30.83
Class R4
11/30/2024	18.47	(0.14)	8.84	8.70	–	27.17
11/30/2023	18.96	(0.11)	(0.38)	(0.49)	–	18.47
11/30/2022	31.15	(0.08)	(7.19)	(7.27)	(4.92)	18.96
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
Class R5
11/30/2024	22.76	(0.11)	10.92	10.81	–	33.57
11/30/2023	23.30	(0.08)	(0.46)	(0.54)	–	22.76
11/30/2022	37.03	(0.06)	(8.75)	(8.81)	(4.92)	23.30
11/30/2021	37.24	(0.17)	4.48	4.31	(4.52)	37.03
11/30/2020	28.71	(0.05)	9.93	9.88	(1.35)	37.24
Class R6
11/30/2024	22.99	(0.09)	11.02	10.93	–	33.92
11/30/2023	23.52	(0.06)	(0.47)	(0.53)	–	22.99
11/30/2022	37.31	(0.02)	(8.85)	(8.87)	(4.92)	23.52
11/30/2021	37.46	(0.15)	4.52	4.37	(4.52)	37.31
11/30/2020	28.86	(0.03)	9.98	9.95	(1.35)	37.46

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

22	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

46.43	1.31	1.50	(1.03)	$439	117
(2.85)	1.31	1.51	(0.97)	683	149
(27.44)	1.40	1.54	(0.77)	858	118
11.68	1.41	1.52	(1.07)	1,257	68
35.26	1.45	1.54	(0.76)	987	50

46.63	1.21	1.40	(0.91)	11,994	117
(2.75)	1.21	1.41	(0.86)	9,340	149
(27.39)	1.30	1.44	(0.65)	10,319	118
11.79	1.31	1.42	(0.97)	15,075	68
35.43	1.35	1.44	(0.65)	16,868	50

47.02	0.96	1.15	(0.66)	2,323	117
(2.53)	0.96	1.16	(0.61)	1,695	149
(27.19)	1.04	1.19	(0.40)	2,038	118
12.08	1.06	1.17	(0.72)	2,643	68
35.75	1.09	1.19	(0.45)	1,948	50

47.43	0.71	0.87	(0.41)	15	117
(2.27)	0.71	0.90	(0.37)	47	149
(27.01)	0.80	0.94	(0.23)	65	118
12.34	0.81	0.92	(0.46)	194	68
36.09	0.85	0.94	(0.16)	100	50

47.48	0.63	0.79	(0.33)	11,424	117
(2.21)	0.63	0.78	(0.28)	8,484	149
(26.96)	0.71	0.85	(0.07)	9,216	118
12.44	0.74	0.84	(0.40)	12,593	68
36.20	0.78	0.86	(0.11)	11,488	50

See Notes to Financial Statements.	23

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2024	$13.64	$0.02	$4.68	$4.70	$(0.02)	$–	$(0.02)
11/30/2023	13.57	0.04	0.51	0.55	(0.03)	(0.45)	(0.48)
11/30/2022	17.62	0.04	(1.40)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	13.97	0.05	3.76	3.81	(0.16)	–	(0.16)
11/30/2020	17.48	0.11	(0.68)	(0.57)	(0.05)	(2.89)	(2.94)
Class C
11/30/2024	2.89	(0.02)	0.98	0.96	(0.02)	–	(0.02)
11/30/2023	3.29	(0.01)	0.09	0.08	(0.03)	(0.45)	(0.48)
11/30/2022	6.32	(0.02)	(0.34)	(0.36)	– (c)	(2.67)	(2.67)
11/30/2021	5.12	(0.03)	1.37	1.34	(0.14)	–	(0.14)
11/30/2020	8.23	0.01	(0.22)	(0.21)	(0.01)	(2.89)	(2.90)
Class F
11/30/2024	13.85	0.04	4.76	4.80	(0.04)	–	(0.04)
11/30/2023	13.77	0.06	0.51	0.57	(0.04)	(0.45)	(0.49)
11/30/2022	17.83	0.06	(1.41)	(1.35)	(0.04)	(2.67)	(2.71)
11/30/2021	14.14	0.05	3.82	3.87	(0.18)	–	(0.18)
11/30/2020	17.66	0.13	(0.68)	(0.55)	(0.08)	(2.89)	(2.97)
Class F3
11/30/2024	18.46	0.09	6.34	6.43	(0.06)	–	(0.06)
11/30/2023	18.17	0.11	0.70	0.81	(0.07)	(0.45)	(0.52)
11/30/2022	22.66	0.12	(1.87)	(1.75)	(0.07)	(2.67)	(2.74)
11/30/2021	17.90	0.13	4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.58	0.19	(0.88)	(0.69)	(0.10)	(2.89)	(2.99)
Class I
11/30/2024	18.25	0.08	6.26	6.34	(0.05)	–	(0.05)
11/30/2023	17.98	0.10	0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.47	0.08	(1.84)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.76	0.12	4.78	4.90	(0.19)	–	(0.19)
11/30/2020	21.45	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
Class P
11/30/2024	12.36	(0.01)	4.24	4.23	–	–	–
11/30/2023	12.35	0.01	0.46	0.47	(0.01)	(0.45)	(0.46)
11/30/2022	16.28	0.01	(1.27)	(1.26)	– (c)	(2.67)	(2.67)
11/30/2021	12.92	0.01	3.48	3.49	(0.13)	–	(0.13)
11/30/2020	16.38	0.08	(0.63)	(0.55)	(0.02)	(2.89)	(2.91)

24	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$18.32	34.47	1.21	1.21	0.11	$210,245	42
13.64	4.41	1.19	1.19	0.29	178,084	34
13.57	(9.18)	1.22	1.23	0.31	191,440	54
17.62	27.48	1.17	1.17	0.27	235,845	78
13.97	(4.40)	1.19	1.19	0.87	200,419	72

3.83	33.45	1.96	1.96	(0.65)	3,326	42
2.89	3.85	1.94	1.94	(0.46)	3,635	34
3.29	(10.03)	1.98	1.99	(0.45)	4,974	54
6.32	26.62	1.92	1.92	(0.54)	7,246	78
5.12	(5.22)	1.94	1.94	0.13	5,484	72

18.61	34.69	1.06	1.06	0.26	2,769	42
13.85	4.53	1.05	1.05	0.42	2,732	34
13.77	(8.99)	1.08	1.08	0.39	5,667	54
17.83	27.63	1.02	1.02	0.31	15,604	78
14.14	(4.24)	1.04	1.04	1.03	9,219	72

24.83	34.88	0.88	0.88	0.44	33,175	42
18.46	4.75	0.88	0.88	0.60	28,053	34
18.17	(8.85)	0.88	0.88	0.67	27,967	54
22.66	27.89	0.84	0.84	0.60	30,482	78
17.90	(4.09)	0.86	0.86	1.18	25,733	72

24.54	34.82	0.96	0.96	0.36	164,679	42
18.25	4.66	0.94	0.94	0.54	138,027	34
17.98	(8.95)	0.97	0.97	0.42	157,173	54
22.47	27.81	0.92	0.92	0.53	372,878	78
17.76	(4.18)	0.94	0.94	1.12	332,301	72

16.59	34.22	1.41	1.41	(0.09)	10,507	42
12.36	4.16	1.39	1.39	0.09	11,877	34
12.35	(9.33)	1.42	1.43	0.11	12,171	54
16.28	27.22	1.37	1.37	0.09	14,393	78
12.92	(4.63)	1.39	1.39	0.67	14,958	72

See Notes to Financial Statements.	25

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2024	$12.05	$(0.03)	$4.13	$4.10	$–	$–	$–
11/30/2023	12.06	(0.01)	0.45	0.44	–	(0.45)	(0.45)
11/30/2022	15.98	– (c)	(1.25)	(1.25)	– (c)	(2.67)	(2.67)
11/30/2021	12.69	(0.01)	3.41	3.40	(0.11)	–	(0.11)
11/30/2020	16.14	0.06	(0.62)	(0.56)	–	(2.89)	(2.89)
Class R3
11/30/2024	12.44	(0.02)	4.27	4.25	–	–	–
11/30/2023	12.42	0.01	0.46	0.47	–	(0.45)	(0.45)
11/30/2022	16.37	– (c)	(1.28)	(1.28)	– (c)	(2.67)	(2.67)
11/30/2021	12.99	– (c)	3.50	3.50	(0.12)	–	(0.12)
11/30/2020	16.46	0.07	(0.63)	(0.56)	(0.02)	(2.89)	(2.91)
Class R4
11/30/2024	13.68	0.02	4.70	4.72	(0.02)	–	(0.02)
11/30/2023	13.61	0.04	0.50	0.54	(0.02)	(0.45)	(0.47)
11/30/2022	17.66	0.01	(1.37)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	14.00	0.05	3.77	3.82	(0.16)	–	(0.16)
11/30/2020	17.49	0.11	(0.69)	(0.58)	(0.02)	(2.89)	(2.91)
Class R5
11/30/2024	18.28	0.08	6.27	6.35	(0.05)	–	(0.05)
11/30/2023	18.01	0.10	0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.50	0.10	(1.86)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.78	0.07	4.84	4.91	(0.19)	–	(0.19)
11/30/2020	21.47	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
Class R6
11/30/2024	18.45	0.10	6.33	6.43	(0.06)	–	(0.06)
11/30/2023	18.17	0.11	0.69	0.80	(0.07)	(0.45)	(0.52)
11/30/2022	22.65	0.12	(1.86)	(1.74)	(0.07)	(2.67)	(2.74)
11/30/2021	17.89	0.13	4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.57	0.18	(0.87)	(0.69)	(0.10)	(2.89)	(2.99)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

26	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$16.15	34.02	1.56	1.56	(0.23)	$ 943	42
12.05	4.02	1.54	1.54	(0.06)	520	34
12.06	(9.46)	1.58	1.58	(0.02)	521	54
15.98	27.00	1.52	1.52	(0.08)	607	78
12.69	(4.74)	1.54	1.54	0.52	441	72

16.69	34.16	1.46	1.46	(0.12)	2,578	42
12.44	4.15	1.44	1.44	0.05	2,816	34
12.42	(9.41)	1.48	1.48	0.03	2,663	54
16.37	27.18	1.42	1.42	0.02	4,829	78
12.99	(4.67)	1.44	1.44	0.62	4,354	72

18.38	34.53	1.21	1.21	0.12	599	42
13.68	4.37	1.19	1.19	0.28	398	34
13.61	(9.14)	1.21	1.22	0.07	458	54
17.66	27.51	1.17	1.17	0.27	1,564	78
14.00	(4.43)	1.19	1.19	0.84	1,218	72

24.58	34.82	0.96	0.96	0.37	328	42
18.28	4.66	0.94	0.94	0.54	284	34
18.01	(8.93)	0.97	0.98	0.56	283	54
22.50	27.83	0.92	0.92	0.33	326	78
17.78	(4.17)	0.94	0.94	1.15	26	72

24.82	34.89	0.88	0.88	0.46	7,893	42
18.45	4.70	0.88	0.88	0.60	5,039	34
18.17	(8.81)	0.88	0.88	0.64	5,470	54
22.65	27.91	0.84	0.84	0.60	8,311	78
17.89	(4.10)	0.86	0.86	1.18	7,798	72

See Notes to Financial Statements.	27

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at November 30, 2024: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the C shares have been held at least eight years. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2021 through November 30, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for

Notes to Financial Statements (continued)

disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of November 30, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Dividend Growth Fund

First $2 billion	.55%
Over $2 billion	.49%

Growth Opportunities Fund

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Small Cap Value Fund

First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Dividend Growth Fund	.52%
Growth Opportunities Fund	.47%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the fiscal year ended November 30, 2024:

Fund	Fund Administration Fee
Dividend Growth Fund	$42,176
Growth Opportunities Fund	10,932
Small Cap Value Fund	14,691

For the fiscal year ended November 30, 2024 and continuing through March 31, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Classes
Fund	A, C, F, I, P, R2, R3, R4 and R5	F3 and R6
Growth Opportunities Fund	.71%	.63%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the fiscal year ended November 30, 2024 and continuing through March 31, 2025, the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2024:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$242,676	$1,490,433
Growth Opportunities Fund	34,248	192,976
Small Cap Value Fund	12,032	73,068

The Distributor received the following amounts of CDSCs for the fiscal year ended November 30, 2024:

	Class A	Class C
Dividend Growth Fund	$2,266	$6,775
Growth Opportunities Fund	194	112
Small Cap Value Fund	–	108

Other Related Parties

As of November 30, 2024, the percentages of Dividend Growth Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Dividend Growth Fund	Small Cap Value Fund
Alpha Strategy Fund	–	25.68%
Multi-Asset Balanced Opportunity Fund	7.03%	–
Multi-Asset Income Fund	1.55%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$–	$30,815,822	$20,588,083	$–	$51,403,905
Growth Opportunities Fund	–	–	–	–	–
Small Cap Value Fund	–	764,466	–	–	764,466

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$–	$31,193,274	$163,532,113	$–	$194,725,387
Growth Opportunities Fund	–	–	–	–	–
Small Cap Value Fund	–	1,076,186	12,431,524	–	13,507,710

As of November 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Dividend Growth Fund	$–	$8,788,258	$176,761,384	$–	$1,730,188,088	$(370,423)	$1,915,367,307
Growth Opportunities Fund	–	–	–	(17,505,763)	199,226,271	(95,253)	181,625,255
Small Cap Value Fund	–	318,886	36,407,410	–	115,244,043	(200,307)	151,770,032

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Dividend Growth Fund	$–	$–	$–
Growth Opportunities Fund	(14,664,659)	–	(14,664,659)
Small Cap Value Fund	–	–	–

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Dividend Growth Fund	$–	$–	$–
Growth Opportunities Fund	(2,841,104)	–	–
Small Cap Value Fund	–	–	–

As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth Fund	$2,686,213,252	$1,733,760,551	$(3,591,210)	$1,730,169,341
Growth Opportunities Fund	366,929,650	199,797,583	(571,122)	199,226,461
Small Cap Value Fund	322,044,853	125,225,573	(9,981,530)	115,244,043

Notes to Financial Statements (continued)

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Dividend Growth Fund	$(9,717,748)	$9,717,748
Growth Opportunities Fund	56,026	(56,026)
Small Cap Value Fund	(1,143,840)	1,143,840

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended November 30, 2024 were as follows:

	Purchases	Sales
Dividend Growth Fund	$978,155,189	$1,321,132,712
Growth Opportunities Fund	534,890,556	578,405,680
Small Cap Value Fund	168,315,755	219,423,034

There were no purchases or sales of U.S. Government securities during the fiscal year ended November 30, 2024.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended November 30, 2024, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain (Loss)
Dividend Growth Fund	$9,320,145	$40,898,418	$6,941,096
Growth Opportunities Fund	4,221,148	–	–

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

		Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$67,810,693	$–	$67,810,693
Total	$67,810,693	$–	$67,810,693

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$67,810,693	$–	$–	$(67,810,693)	$–
Total	$67,810,693	$–	$–	$(67,810,693)	$–

	Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$11,393,512	$–	$11,393,512
Total	$11,393,512	$–	$11,393,512

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,393,512	$–	$–	$(11,393,512)	$–
Total	$11,393,512	$–	$–	$(11,393,512)	$–

		Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,269,626	$–	$3,269,626
Total	$3,269,626	$–	$3,269,626

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,269,626	$–	$–	$(3,269,626)	$–
Total	$3,269,626	$–	$–	$(3,269,626)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each

Notes to Financial Statements (continued)

fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended November 30, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended November 30, 2024, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income(1)
Dividend Growth Fund	$19,131,424	4.57%	$2,393

(1)	Statements of Operations location: Interest earned from Interfund Lending.

Notes to Financial Statements (continued)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of November 30, 2024, the Funds did not have any securities on loan.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger

Notes to Financial Statements (continued)

companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts, foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and from other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, each Fund or issuers in which each Fund invests. In addition, issuers in which each Fund invests and each Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

Notes to Financial Statements (continued)

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,942,418	$171,733,225	10,677,245	$188,678,921
Reinvestment of distributions	1,479,396	30,359,890	6,670,604	112,605,690
Shares reacquired	(14,594,700)	(315,825,501)	(19,162,009)	(338,919,072)
Decrease	(5,172,886)	$(113,732,386)	(1,814,160)	$(37,634,461)

Class C Shares
Shares sold	810,475	$17,202,574	1,222,741	$21,189,925
Reinvestment of distributions	43,700	835,362	416,951	6,877,111
Shares reacquired	(2,423,642)	(52,051,079)	(3,054,272)	(52,932,246)
Decrease	(1,569,467)	$(34,013,143)	(1,414,580)	$(24,865,210)

Class F Shares
Shares sold	253,072	$5,633,494	722,786	$12,893,398
Reinvestment of distributions	42,890	888,362	537,743	9,113,225
Shares reacquired	(859,901)	(18,795,480)	(7,961,273)	(142,808,942)
Decrease	(563,939)	$(12,273,624)	(6,700,744)	$(120,802,319)

Class F3 Shares
Shares sold	2,826,669	$63,260,986	2,191,018	$39,548,182
Reinvestment of distributions	227,348	4,805,653	926,703	15,990,267
Shares reacquired	(3,292,029)	(73,011,380)	(3,619,205)	(65,552,023)
Decrease	(238,012)	$(4,944,741)	(501,484)	$(10,013,574)

Class I Shares
Shares sold	9,137,188	$207,549,524	11,768,738	$212,182,107
Reinvestment of distributions	570,112	11,900,964	2,381,279	40,816,261
Shares reacquired	(16,304,246)	(340,478,791)	(10,888,590)	(195,057,892)
Increase (decrease)	(6,596,946)	$(121,028,303)	3,261,427	$57,940,476

Notes to Financial Statements (continued)

Dividend Growth Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	5,455	$120,984	5,658	$100,111
Reinvestment of distributions	496	10,189	2,702	45,894
Shares reacquired	(4,398)	(95,200)	(12,506)	(223,559)
Increase (decrease)	1,553	$35,973	(4,146)	$(77,554)

Class R2 Shares
Shares sold	5,918	$129,094	3,307	$59,434
Reinvestment of distributions	654	13,395	3,449	58,895
Shares reacquired	(26,467)	(626,142)	(3,880)	(68,267)
Increase (decrease)	(19,895)	$(483,653)	2,876	$50,062

Class R3 Shares
Shares sold	91,639	$1,955,074	265,132	$4,652,843
Reinvestment of distributions	7,673	154,544	33,427	560,244
Shares reacquired	(189,594)	(4,057,183)	(164,327)	(2,880,576)
Increase (decrease)	(90,282)	$(1,947,565)	134,232	$2,332,511

Class R4 Shares
Shares sold	53,840	$1,174,842	168,002	$3,075,981
Reinvestment of distributions	2,120	43,425	8,311	140,244
Shares reacquired	(151,770)	(3,371,577)	(50,402)	(908,270)
Increase (decrease)	(95,810)	$(2,153,310)	125,911	$2,307,955

Class R5 Shares
Shares sold	4,869	$98,377	7,141	$125,580
Reinvestment of distributions	229	4,794	809	13,874
Shares reacquired	(8,421)	(188,892)	(9,981)	(182,420)
Decrease	(3,323)	$(85,721)	(2,031)	$(42,966)

Class R6 Shares
Shares sold	161,924	$3,522,866	97,203	$1,745,819
Reinvestment of distributions	3,995	84,422	18,982	327,381
Shares reacquired	(146,994)	(3,176,411)	(173,555)	(3,165,552)
Increase (decrease)	18,925	$430,877	(57,370)	$(1,092,352)

Growth Opportunities Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	983,798	$21,459,523	2,190,571	$40,600,648
Shares reacquired	(2,600,434)	(56,158,599)	(4,346,989)	(79,849,057)
Decrease	(1,616,636)	$(34,699,076)	(2,156,418)	$(39,248,409)

Class C Shares
Shares sold	68,934	$848,093	217,475	$2,328,679
Shares reacquired	(269,483)	(3,278,205)	(883,021)	(9,281,371)
Decrease	(200,549)	$(2,430,112)	(665,546)	$(6,952,692)

Class F Shares
Shares sold	7,423	$201,336	103,435	$1,977,776
Shares reacquired	(33,559)	(769,009)	(736,780)	(14,441,971)
Decrease	(26,136)	$(567,673)	(633,345)	$(12,464,195)

Notes to Financial Statements (continued)

Growth Opportunities Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	867,561	$23,625,680	651,716	$14,791,256
Shares reacquired	(685,773)	(18,475,627)	(638,676)	(14,447,201)
Increase	181,788	$5,150,053	13,040	$344,055

Class I Shares
Shares sold	546,998	$15,698,864	1,017,333	$23,016,141
Shares reacquired	(650,875)	(16,560,352)	(403,304)	(9,066,379)
Increase (decrease)	(103,877)	$(861,488)	614,029	$13,949,762

Class P Shares
Shares sold	14,513	$288,434	21,986	$375,774
Shares reacquired	(36,192)	(715,133)	(11,505)	(199,306)
Increase (decrease)	(21,679)	$(426,699)	10,481	$176,468

Class R2 Shares
Shares sold	13,568	$257,793	9,380	$154,064
Shares reacquired	(36,606)	(691,081)	(18,340)	(293,258)
Decrease	(23,038)	$(433,288)	(8,960)	$(139,194)

Class R3 Shares
Shares sold	51,947	$1,043,711	154,576	$2,698,543
Shares reacquired	(119,101)	(2,367,818)	(194,382)	(3,326,484)
Decrease	(67,154)	$(1,324,107)	(39,806)	$(627,941)

Class R4 Shares
Shares sold	13,930	$300,035	14,628	$266,808
Shares reacquired	(20,189)	(426,196)	(30,347)	(548,054)
Decrease	(6,259)	$(126,161)	(15,719)	$(281,246)

Class R5 Shares
Shares sold	442	$10,074	314	$7,048
Shares reacquired	(2,076)	(48,286)	(1,048)	(24,144)
Decrease	(1,634)	$(38,212)	(734)	$(17,096)

Class R6 Shares
Shares sold	34,328	$899,595	54,125	$1,233,462
Shares reacquired	(66,600)	(1,774,044)	(77,010)	(1,816,922)
Decrease	(32,272)	$(874,449)	(22,885)	$(583,460)

Small Cap Value Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	595,730	$9,324,885	1,329,250	$17,960,443
Reinvestment of distributions	14,747	220,475	512,362	6,271,310
Shares reacquired	(2,190,814)	(34,276,509)	(2,890,442)	(38,903,916)
Decrease	(1,580,337)	$(24,731,149)	(1,048,830)	$(14,672,163)

Class C Shares
Shares sold	63,752	$206,901	172,512	$510,034
Reinvestment of distributions	8,797	27,622	273,188	713,021
Shares reacquired	(462,342)	(1,509,068)	(696,579)	(1,975,991)
Decrease	(389,793)	$(1,274,545)	(250,879)	$(752,936)

Notes to Financial Statements (concluded)

Small Cap Value Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	13,768	$228,049	101,298	$1,347,637
Reinvestment of distributions	370	5,614	14,254	176,897
Shares reacquired	(62,635)	(991,728)	(329,893)	(4,476,815)
Decrease	(48,497)	$(758,065)	(214,341)	$(2,952,281)

Class F3 Shares
Shares sold	161,127	$3,419,810	253,515	$4,566,371
Reinvestment of distributions	4,145	83,678	47,779	788,836
Shares reacquired	(349,387)	(7,440,485)	(320,310)	(5,818,157)
Decrease	(184,115)	$(3,936,997)	(19,016)	$(462,950)

Class I Shares
Shares sold	326,323	$7,000,912	294,821	$5,280,192
Reinvestment of distributions	19,767	394,751	270,536	4,420,553
Shares reacquired	(1,198,240)	(25,350,959)	(1,742,680)	(31,095,347)
Decrease	(852,150)	$(17,955,296)	(1,177,323)	$(21,394,602)

Class P Shares
Shares sold	84,990	$1,225,300	91,057	$1,095,171
Reinvestment of distributions	–	–	39,991	444,295
Shares reacquired	(412,402)	(5,773,513)	(155,875)	(1,933,156)
Decrease	(327,412)	$(4,548,213)	(24,827)	$(393,690)

Class R2 Shares
Shares sold	26,290	$361,896	17,041	$195,957
Reinvestment of distributions	–	–	1,775	19,259
Shares reacquired	(10,993)	(147,827)	(18,875)	(222,280)
Increase (decrease)	15,297	$214,069	(59)	$(7,064)

Class R3 Shares
Shares sold	48,130	$759,817	71,450	$897,197
Reinvestment of distributions	–	–	8,488	94,985
Shares reacquired	(119,982)	(1,773,890)	(67,934)	(836,904)
Increase (decrease)	(71,852)	$(1,014,073)	12,004	$155,278

Class R4 Shares
Shares sold	4,848	$75,731	4,766	$63,222
Reinvestment of distributions	29	429	895	10,978
Shares reacquired	(1,395)	(21,586)	(10,209)	(140,412)
Increase (decrease)	3,482	$54,574	(4,548)	$(66,212)

Class R5 Shares
Shares sold	221	$4,526	352	$6,282
Reinvestment of distributions	41	827	491	8,029
Shares reacquired	(2,418)	(52,504)	(1,065)	(18,773)
Decrease	(2,156)	$(47,151)	(222)	$(4,462)

Class R6 Shares
Shares sold	87,297	$1,774,100	54,857	$992,497
Reinvestment of distributions	154	3,108	2,603	42,956
Shares reacquired	(42,616)	(921,293)	(85,433)	(1,532,981)
Increase (decrease)	44,835	$855,915	(27,973)	$(497,528)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Research Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Research Fund, Inc. (the “Company”) comprising the Lord Abbett Dividend Growth Fund, Lord Abbett Growth Opportunities Fund, and Lord Abbett Small-Cap Value Series, including the schedules of investments, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Research Fund, Inc. as of November 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

January 24, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Dividend Growth Fund	100%	100%
Small Cap Value Fund	100%	100%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Long-Term
Fund Name	Capital Gains
Dividend Growth Fund	$20,588,083

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-2 (01/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: January 24, 2025

By:	/s/Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: January 24, 2025